UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2009

Date of reporting period: January 1, 2009 — June 30, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|09

Semiannual report

Putnam VT
Global Asset Allocation Fund

Putnam
INVESTMENTS

Putnam VT Global Asset Allocation Fund

Investment objective

A high level of long-term total return consistent with preservation of capital

Net asset value June 30, 2009
Class IA: $11.31	Class IB: $11.39

Performance summary
Total return at net asset value
(as of 6/30/09)	Class IA shares*	Class IB shares†

6 months	12.24%	12.24%

1 year	–20.05	–20.14

5 years	0.42	–0.50
Annualized	0.08	–0.10

10 years	2.96	1.50
Annualized	0.29	0.15

Life	276.53	265.59
Annualized	6.39	6.24

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. To obtain the most recent month-end performance for the Putnam subaccounts, visit www.putnam.com.

Report from your fund’s managers

After a dismal start to the year, a broad second-quarter rally lifted stocks, as investors showed increasing conviction that the U.S. federal government and central banks around the world had successfully rescued the financial system and stabilized the economy. Small- and large-cap stocks had similar performance, while mid caps outpaced them both. In terms of investment style, growth stocks significantly outperformed their value counterparts, while U.S. large-cap stocks lagged global and emerging-market equities. Ongoing stabilization in the credit markets helped corporate and mortgage-backed bonds to recover, while U.S. Treasuries significantly underperformed. Outside the United States, most bond markets, including emerging markets, advanced. Against this backdrop, Putnam VT Global Asset Allocation Fund’s class IA shares returned 12.24% at net asset value for the six months ended June 30, 2009.

The fund held a modest underweight exposure to developed international equities during the first two months of the year before management increased the fund’s exposure in early March, which proved beneficial. Furthermore, the fund’s emphasis on emerging-market stocks within its international holdings added to performance. By the end of April, however, management began to reduce the fund’s equity holdings, locking in profits in anticipation of increased volatility in the months ahead.

The fund also benefited from an overweight to emerging-market equities throughout the entire period. Emerging-market equities were strong relative performers in both the weak first quarter and the strong second quarter. With the typical emerging economy less vulnerable to financial system fragility and more likely to achieve real growth than developed economies, management expects this leadership pattern to persist. More generally, the emphasis management put on high-quality stocks with strong cash flows benefited performance. Many of these securities declined significantly amid institutions’ distressed selling in late 2008, but thus far have performed solidly in 2009.

The fixed-income portion of the portfolio focused on the securitized market, specifically on those assets that stood to benefit from increasing market liquidity. Management sought to limit the fund’s credit risk (i.e., the risk of default in the portfolio) by holding assets high in corporate capital structures, which are among the first to be repaid in the event of a bankruptcy. These holdings recovered sharply during the period, contributing positively to total returns.

The fund’s active currency positioning was the biggest detractor from performance during the period. The worst performance happened in March, and stemmed from overweighting the U.S. dollar versus the Japanese yen and underweighting the dollar versus the euro.

Amid growing signs that U.S. economic conditions are stabilizing, management expects a very gradual recovery constrained by prolonged tightness in the credit markets. Alternative scenarios — that the recent uptick in data will prove a short-lived aberration within a long-term severe recession, or that big government deficits will reignite inflation and usher the return of 1970s-style “stagflation” — are possible, but management believes they are less likely. While serious problems remain, management believes that the balance of indicators suggests that a recovery is indeed unfolding in the United States. The fund is positioned in anticipation of an upward trend in stock prices through the summer. Outside the United States, management prefers conditions in Asia to Europe and emerging markets over developed countries. The global macroeconomic outlook of management corresponds in key respects to its view of U.S. markets, anticipating a slow rebound in the overall world economy, with low interest rates and steep yield curves. In such an environment, a flexible, diversified portfolio with a global mandate may be an attractive option for investors.

Consider these risks before you invest: International investing involves risks such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/ or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. The use of derivatives involves special risks and may result in losses. The fund can also have a significant portion of its assets in bonds. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

Current and future portfolio holdings are subject to risk.

2 Putnam VT Global Asset Allocation Fund

Your fund’s managers

Jeffrey Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since  1987.

In addition to Jeffrey Knight, your fund’s Portfolio Managers are James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Your fund’s managers may also manage other accounts managed by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts advised by Putnam Management or an affiliate.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/09 and may not reflect trades entered into on that date.

Understanding your VT fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. During all or a portion of the period, the fund limited its expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2009, to June 30, 2009. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

			Expenses and value for
	Expenses and value for		a $1,000 investment,
	a $1,000 investment,		assuming a hypothetical
	assuming actual returns		5% annualized return
	for the 6 months ended		for the 6 months ended
		6/30/09		6/30/09

VT Global Asset
Allocation Fund	Class IA	Class IB	Class IA	Class IB

Expenses paid per $1,000*	$5.00	$6.31	$4.76	$6.01

Ending value (after expenses)	$1,122.40	$1,122.40	$1,020.08	$1,018.84

Annualized expense ratio†	0.95%	1.20%	0.95%	1.20%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/09. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†Includes interest aaccrued in connection with certain terminated derivatives contracts, which amounted to 0.08% of average net assets for the six months ended June 30, 2009.

Putnam VT Global Asset Allocation Fund 3

The fund’s portfolio 6/30/09 (Unaudited)

COMMON STOCKS (49.7%)*	Shares	Value

Basic materials (3.3%)
Abengoa SA (Spain)	1,213	$26,943

Acciona SA (Spain)	415	51,056

Agnico-Eagle Mines, Ltd. (Canada)	377	19,785

AK Steel Holding Corp.	8,050	154,480

Albemarle Corp.	1,383	35,363

Amcor, Ltd. (Australia)	23,202	93,319

Ameron International Corp.	391	26,213

Ampco-Pittsburgh Corp.	1,401	32,853

Andersons, Inc. (The)	3,814	114,191

AngloGold Ashanti, Ltd. ADR (South Africa)	412	15,092

Antofagasta PLC (United Kingdom)	24,587	238,887

ArcelorMittal (Luxembourg)	13,801	453,620

Aurizon Mines, Ltd. (Canada) †	12,103	42,966

Austevoll Seafood ASA (Norway) †	3,749	17,531

Balfour Beatty PLC (United Kingdom)	5,910	30,103

Barrick Gold Corp. (Canada)	828	27,779

BASF SE (Germany)	385	15,369

BHP Billiton PLC (United Kingdom)	2,877	65,021

BHP Billiton, Ltd. (Australia)	7,030	193,009

BlueScope Steel, Ltd. (Australia)	168,616	341,648

Boise, Inc. †	12,655	21,767

Broadwind Energy, Inc. †	1,711	19,369

Bway Holding Co. †	1,010	17,705

Cameco Corp. (Canada)	1,662	42,695

Cameco Corp. (Canada)	697	17,843

Canfor Corp. (Canada) †	1,283	5,523

Celanese Corp. Ser. A	6,737	160,004

Century Aluminum Co. †	2,671	16,640

CF Industries Holdings, Inc.	3,803	281,954

China Grand Forestry Green Resources Group,
Ltd. (Hong Kong) †	88,000	4,637

Cia de Minas Buenaventura SA ADR (Peru)	592	14,226

Clearwater Paper Corp. †	148	3,743

Cliffs Natural Resources, Inc.	5,641	138,035

Coeur d’Alene Mines Corp. †	1,530	18,819

Crystallex International Corp. (Canada) †	10,800	2,376

Deltic Timber Corp.	173	6,136

Denison Mines Corp. (Canada) †	2,800	4,652

Dow Chemical Co. (The)	15,077	243,343

Eastman Chemical Co.	2,000	75,800

Eldorado Gold Corp. (Canada) †	1,512	13,532

Energy Resources of Australia, Ltd. (Australia)	527	9,908

Fletcher Building, Ltd. (New Zealand)	10,864	46,021

FMC Corp.	4,470	211,431

Gammon Gold, Inc. (Canada) †	1,365	9,105

Glatfelter	3,264	29,050

Gold Fields, Ltd. ADR (South Africa)	639	7,700

Goldcorp, Inc. (Toronto Exchange) (Canada)	915	31,796

Golden Star Resources, Ltd. †	4,161	8,530

Granite Construction, Inc.	500	16,640

Great Basin Gold, Ltd. (South Africa) †	4,854	6,650

Grief, Inc. Class A	229	10,126

Grupo Empresarial Ence SA (Spain)	1,723	4,597

Grupo Ferrovial SA (Spain)	1,563	50,340

COMMON STOCKS (49.7%)* cont.	Shares	Value

Basic materials cont.
Gunns, Ltd. (Australia)	8,163	$7,042

Harmony Gold Mining Co., Ltd. ADR
(South Africa) †	789	8,142

Hecla Mining Co. † S	8,125	21,775

Hokuetsu Paper Mills, Ltd. (Japan)	1,500	7,396

Holmen AB Class B (Sweden)	342	7,483

Horsehead Holding Corp. †	4,625	34,456

HQ Sustainable Maritime Industries, Inc. †	1,069	9,781

Iamgold Corp. (Canada)	1,494	15,119

Impregilo SpA (Italy)	10,140	35,399

Innophos Holdings, Inc.	2,743	46,329

Innospec, Inc.	2,729	29,337

Insituform Technologies, Inc. †	1,239	21,026

International Paper Co.	1,064	16,098

JFE Holdings, Inc. (Japan)	1,500	50,098

Kazakhmys PLC (United Kingdom)	3,207	33,448

Kinross Gold Corp. (Canada)	1,216	22,070

Koninklijke DSM NV (Netherlands)	1,831	57,416

Koppers Holdings, Inc.	1,919	50,604

Korea Zinc Co., Ltd. (South Korea)	64	6,918

Lafarge SA (France) †	375	25,482

Layne Christensen Co. †	1,485	30,368

Linde AG (Germany)	464	38,179

MeadWestvaco Corp.	4,585	75,240

Minefinders Corp. (Canada) †	1,348	9,288

Mitsui Mining & Smelting Co., Ltd. (Japan) †	33,000	84,875

Monsanto Co.	3,083	229,190

Mosaic Co. (The)	1,266	56,084

New Gold, Inc. (Canada) †	3,868	10,256

Newmont Mining Corp.	710	29,018

Nireus Aquaculture SA (Greece)	9,270	10,691

Nitto Denko Corp. (Japan)	2,300	69,690

Northgate Minerals Corp. (Canada) †	5,187	11,100

Northwest Pipe Co. †	503	17,484

Nucor Corp.	4,100	182,163

Nufarm, Ltd. (Australia)	6,557	48,333

Obrascon Huarte Lain SA (Spain)	2,341	46,516

Oilsands Quest, Inc. (Canada) †	3,790	3,638

OJI Paper Co., Ltd. (Japan)	7,000	30,042

OM Group, Inc. †	2,494	72,376

Packaging Corp. of America	3,894	63,083

Paladin Energy, Ltd. (Australia) †	3,169	12,499

PAN American Silver Corp. (Canada) †	669	12,263

Pescanova SA (Spain)	423	13,964

Plum Creek Timber Company, Inc. R	2,135	63,580

Portucel Empresa Produtora de Pasta e Papel
SA (Portugal)	3,692	9,059

POSCO (South Korea)	93	30,804

Potlatch Corp. R	303	7,360

PV Crystalox Solar PLC (United Kingdom)	3,448	4,747

Rangold Resources, Ltd. ADR (United Kingdom)	384	24,641

Rayonier, Inc.	313	11,378

Royal Gold, Inc.	300	12,510

Sappi, Ltd. ADR (South Africa)	1,499	4,482

Schnitzer Steel Industries, Inc. Class A	2,284	120,732

Seabridge Gold, Inc. (Canada) †	565	14,656

Silver Standard Resources, Inc. (Canada) †	557	10,444

4 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Basic materials cont.
Silver Wheaton Corp. (Canada) †	4,351	$35,852

Sino-Forest Corp. (Canada) †	904	9,650

Sonoco Products Co.	465	11,137

Southern Copper Corp. (Peru)	9,745	199,188

Spartech Corp.	3,598	33,066

Stora Enso OYJ Class R (Finland) †	1,774	9,369

Sumitomo Forestry Co., Ltd. (Japan)	1,200	10,108

Svenska Cellulosa AB Class B (Sweden)	1,117	11,772

Syngenta AG (Switzerland)	457	106,244

Teck Cominco, Ltd. Class B (Canada)	1,900	30,342

Terra Industries, Inc.	9,037	218,876

Thompson Creek Metals Co., Inc. (Canada) †	5,405	55,239

Timberwest Forest Corp. (Unit) (Canada)	1,536	4,483

UEX Corp. (Canada) †	4,000	4,442

Umicore NV/SA (Belgium)	1,023	23,320

UPM-Kymmene OYJ (Finland)	1,074	9,368

Uranium One, Inc. (Canada) †	2,809	6,457

Vallourec SA (France) †	344	41,856

Voestalpine AG (Austria)	5,622	154,372

Votorantim Celulose e Papel SA ADR (Brazil) †	782	8,375

W.R. Grace & Co. †	4,856	60,069

Wausau Paper Corp.	787	5,289

West Fraser Timber Co., Ltd. (Canada)	309	6,235

Weyerhaeuser Co.	488	14,850

Xstrata PLC (United Kingdom)	8,900	98,211

Yamana Gold, Inc. (Canada)	2,112	18,670

Zhaojin Mining Industry Co., Ltd. (China)	13,000	21,044

		6,729,957
Capital goods (3.6%)
Acuity Brands, Inc.	1,201	33,688

Aecom Technology Corp. †	1,638	52,416

AEP Industries, Inc. †	516	13,617

AeroVironment, Inc. †	943	29,101

AGCO Corp. †	6,926	201,339

Alstom SA (France)	814	48,217

Altra Holdings, Inc. †	4,367	32,709

Applied Industrial Technologies, Inc.	1,950	38,415

ATC Technology Corp. †	1,950	28,275

Autoliv, Inc. (Sweden)	5,017	144,339

BAE Systems PLC (United Kingdom)	75,305	420,585

Ball Corp.	2,297	103,733

Bio-Treat Technology, Ltd. (China) †	83,000	3,121

Boeing Co. (The)	2,968	126,140

Bucyrus International, Inc. Class A	173	4,941

Calgon Carbon Corp. †	970	13,473

Canon, Inc. (Japan)	6,100	198,526

Capstone Turbine Corp. †	18,904	15,690

Caterpillar, Inc.	2,683	88,646

Chart Industries, Inc. †	4,589	83,428

China High Speed Transmission Equipment
Group Co., Ltd. (China)	13,000	26,073

CLARCOR, Inc.	486	14,186

Cobham PLC (United Kingdom)	28,825	82,262

Columbus McKinnon Corp. †	2,056	26,008

Conergy AG (Germany) †	6,454	5,638

Crown Holdings, Inc. †	5,100	123,114

Cummins, Inc.	4,685	164,959

COMMON STOCKS (49.7%)* cont.	Shares	Value

Capital goods cont.
Deere (John) & Co.	1,271	$50,776

Doosan Heavy Industries and
Construction Co., Ltd. (South Korea)	756	36,117

Ebara Corp. (Japan)	12,000	41,152

EMCOR Group, Inc. †	3,001	60,380

Emerson Electric Co.	6,505	210,762

Energy Recovery, Inc. †	2,512	17,785

EnergySolutions, Inc.	1,259	11,583

EnPro Industries, Inc. †	930	16,749

Epure International, Ltd. (China)	9,000	2,776

European Aeronautic Defense and Space Co. (France)	20,475	332,083

Exide Technologies †	3,036	11,324

Flowserve Corp.	2,176	151,907

Fluor Corp.	2,761	141,612

Foster Wheeler AG †	7,003	166,321

Franklin Electric Co., Inc.	522	13,530

Fuel Tech, Inc. †	2,105	20,419

Fuji Machine Manufacturing Co., Ltd. (Japan)	1,800	21,736

Gardner Denver, Inc. †	1,697	42,713

General Cable Corp. †	1,570	59,001

General Dynamics Corp.	1,983	109,838

GLV, Inc. Class A (Canada) †	1,477	9,155

Gorman-Rupp Co. (The)	844	17,023

GrafTech International, Ltd. †	1,897	21,455

GUD Holdings, Ltd. (Australia)	1,261	6,521

Herman Miller, Inc.	1,784	27,367

Hyflux, Ltd. (Singapore)	7,000	10,578

ITT Corp.	645	28,703

Jacobs Engineering Group, Inc. †	2,200	92,598

John Bean Technologies Corp.	1,782	22,311

Joy Global, Inc.	7,650	273,258

Kurita Water Industries, Ltd. (Japan)	1,800	57,985

Lindsay Corp.	470	15,557

Lockheed Martin Corp.	4,518	364,377

LSB Industries, Inc. †	2,938	47,507

Manitowoc Co., Inc. (The)	12,035	63,304

Met-Pro Corp.	529	5,724

Mitsubishi Electric Corp. (Japan)	18,000	113,253

MTU Aero Engines Holding AG (Germany)	1,371	50,099

Mueller Industries, Inc.	1,902	39,562

Mueller Water Products, Inc. Class A	4,262	15,940

Nalco Holding Co.	1,434	24,149

Nordex AG (Germany) †	1,110	17,469

Northrop Grumman Corp.	5,810	265,401

Organo Corp. (Japan)	1,000	8,186

Owens-Illinois, Inc. †	4,200	117,642

Parker-Hannifin Corp.	907	38,965

Pentair, Inc.	1,329	34,049

Pitney Bowes, Inc.	6,126	134,343

Prysmian SpA (Italy)	14,420	217,409

Raser Technologies, Inc. † S	4,200	11,760

Raytheon Co.	9,141	406,135

Rexam PLC (United Kingdom)	28	132

Roper Industries, Inc.	745	33,756

SembCorp Industries, Ltd. (Singapore)	48,000	99,810

Silgan Holdings, Inc.	497	24,368

Solaria Energia y Medio Ambiente SA (Spain) †	1,655	4,689

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (49.7%)* cont.	Shares	Value

Capital goods cont.
Solon AG Fuer Solartechnik (Germany) †	290	$3,644

Spartan Motors, Inc.	2,048	23,204

Spirax-Sarco Engineering PLC (United Kingdom)	1,746	24,318

Steelcase, Inc.	9,313	54,202

Sunpower Corp. Class A †	450	11,988

Tanfield Group PLC (United Kingdom) †	5,322	5,704

Terex Corp. †	10,500	126,735

Tetra Tech, Inc. †	2,118	60,681

Thomas & Betts Corp. †	2,200	63,492

Timken Co.	1,577	26,935

United Technologies Corp.	6,998	363,616

USEC, Inc. †	1,354	7,203

Valmont Industries, Inc.	467	33,661

Vestas Wind Systems A/S (Denmark) †	570	41,024

Vinci SA (France)	845	37,955

WESCO International, Inc. †	2,105	52,709

Yingli Green Energy Holding Co., Ltd. ADR (China) †	847	11,477

		7,310,291
Communication services (2.8%)
Adelphia Recovery Trust (Ser. ACC-1) †	53,418	1,068

America Movil SAB de CV ADR Ser. L (Mexico)	1,957	75,775

AT&T, Inc.	40,131	996,854

Atlantic Tele-Network, Inc.	1,093	42,944

BCE, Inc. (Canada)	900	18,595

Carphone Warehouse Group PLC
(The) (United Kingdom)	22,352	58,557

CenturyTel, Inc.	3,900	119,730

China Unicom Hong Kong, Ltd. (China)	32,000	42,641

Cincinnati Bell, Inc. †	13,270	37,687

Comcast Corp. Class A	19,613	284,192

CPI International, Inc. †	1,745	15,164

DIRECTV Group, Inc. (The) † S	18,791	464,326

DISH Network Corp. Class A †	5,831	94,521

Earthlink, Inc. †	4,633	34,331

EchoStar Corp. Class A †	3,582	57,097

Embarq Corp.	2,848	119,787

France Telecom SA (France)	16,932	385,014

Hellenic Telecommunication Organization
(OTE) SA (Greece)	1,234	18,851

j2 Global Communications, Inc. †	1,074	24,229

Jupiter Telecommunications Co., Ltd. (Japan)	63	47,761

KDDI Corp. (Japan)	64	339,295

Liberty Global, Inc. Class A †	11,779	187,168

Net Servicos de Comunicacao SA
(Preference) (Brazil) †	3,700	35,889

NeuStar, Inc. Class A †	2,899	64,242

NII Holdings, Inc. †	8,173	155,859

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	10,700	435,338

Novatel Wireless, Inc. †	2,268	20,457

Premiere Global Services, Inc. †	3,612	39,154

Sprint Nextel Corp. †	52,076	250,486

Swisscom AG (Switzerland)	133	40,898

Telefonica SA (Spain)	3,678	83,467

Telekom Austria AG (Austria)	1,275	19,966

Telenet Group Holding NV (Belgium) †	1,089	23,140

Telephone and Data Systems, Inc.	1,777	50,289

Time Warner Cable, Inc.	3,944	124,906

COMMON STOCKS (49.7%)* cont.	Shares	Value

Communication services cont.
USA Mobility, Inc.	1,810	$23,096

Verizon Communications, Inc.	19,796	608,331

Vodafone Group PLC (United Kingdom)	68,422	132,330

		5,573,435
Conglomerates (0.9%)
3M Co.	4,707	282,891

Bouygues SA (France)	5,432	204,438

Danaher Corp.	549	33,895

General Electric Co.	65,945	772,875

Hutchison Whampoa, Ltd. (Hong Kong)	9,000	58,682

Marubeni Corp. (Japan)	13,000	57,430

Mitsubishi Corp. (Japan)	3,700	67,948

Mitsui & Co., Ltd. (Japan)	3,300	38,874

Silex Systems, Ltd. (Australia) †	1,432	6,902

SPX Corp.	1,600	78,352

Vivendi SA (France)	7,720	185,079

		1,787,366
Consumer cyclicals (4.2%)
Aeropostale, Inc. †	620	21,247

Aggreko PLC (United Kingdom)	4,046	34,564

Aisin Seiki Co., Ltd. (Japan)	4,700	101,633

Alliance Data Systems Corp. †	3,777	155,575

Amazon.com, Inc. †	396	33,129

American Media, Inc. 144A F	583	—

Bally Technologies, Inc. †	746	22,320

Bayerische Motoren Werke (BMW) AG (Germany)	1,566	59,192

Best Buy Co., Inc.	3,300	110,517

Big Lots, Inc. †	1,202	25,278

Boral, Ltd. (Australia)	15,171	49,505

Bridgestone Corp. (Japan)	12,500	195,250

Buckle, Inc. (The)	2,653	84,286

Burberry Group PLC (United Kingdom)	10,541	73,619

Cash America International, Inc.	900	21,051

Childrens Place Retail Stores, Inc. (The) †	871	23,021

Coach, Inc.	4,700	126,336

Companhia Brasileira de Meios de
Pagamento 144A (Brazil)	1,100	9,462

Compass Group PLC (United Kingdom)	9,674	54,543

Consolidated Graphics, Inc. †	1,171	20,399

D.R. Horton, Inc.	11,087	103,774

Dana Holding Corp. †	1,209	1,548

Deckers Outdoor Corp. †	757	53,194

Deluxe Corp.	2,265	29,015

Dolby Laboratories, Inc. Class A †	2,918	108,783

Dollar Thrifty Automotive Group †	3,045	42,478

Dollar Tree, Inc. †	2,205	92,831

Dress Barn, Inc. †	3,780	54,054

DynCorp International, Inc. Class A †	1,806	30,323

Emergency Medical Services Corp. Class A †	598	22,018

Equifax, Inc.	3,000	78,300

Experian Group, Ltd. (Ireland)	5,319	39,884

EZCORP, Inc. Class A †	3,105	33,472

FamilyMart Co., Ltd. (Japan)	800	25,073

Fiat SpA (Italy) †	3,880	39,394

Fields Corp. (Japan)	41	55,525

Foot Locker, Inc.	11,373	119,075

Gap, Inc. (The)	8,800	144,320

Geberit International AG (Switzerland)	466	57,499

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Consumer cyclicals cont.
Genesco, Inc. †	2,997	$56,254

Gestevision Telecinco SA (Spain)	2,025	19,009

Greek Organization of Football Prognostics
(OPAP) SA (Greece)	4,921	130,800

Guangdong Investment, Ltd. (China)	132,000	64,820

Gymboree Corp. (The) †	1,476	52,368

Hasbro, Inc.	6,645	161,075

Hino Motors, Ltd. (Japan)	20,000	61,984

Home Depot, Inc. (The)	5,000	118,150

Home Retail Group PLC (United Kingdom)	5,241	22,490

Honda Motor Co., Ltd. (Japan)	1,600	43,808

Jos. A. Bank Clothiers, Inc. †	792	27,292

Landauer, Inc.	200	12,268

LG Corp. (South Korea)	886	42,145

Lodgenet Entertainment Corp. †	4,337	14,746

Lowe’s Cos., Inc.	6,100	118,401

Macy’s, Inc.	12,000	141,120

Maidenform Brands, Inc. †	1,629	18,685

Manpower, Inc.	2,060	87,220

Marvel Entertainment, Inc. †	468	16,656

Mediaset SpA (Italy)	48,018	270,244

Michael Page International PLC (United Kingdom)	8,515	33,606

Navistar International Corp. †	481	20,972

Next PLC (United Kingdom)	7,844	190,193

Nintendo Co., Ltd. (Japan)	300	82,557

Nintendo Co., Ltd. ADR (Japan)	409	14,098

Nissan Motor Co., Ltd. (Japan)	23,500	141,868

OfficeMax, Inc.	4,002	25,133

Panasonic Corp. (Japan)	8,600	115,347

Phillips-Van Heusen Corp.	2,376	68,167

Point, Inc. (Japan)	260	13,958

PRG-Schultz International, Inc. †	1,637	4,420

RadioShack Corp.	7,891	110,158

Reed Elsevier PLC (United Kingdom)	7,525	56,139

Regis Corp.	945	16,452

Rent-A-Center, Inc. †	1,114	19,863

Ross Stores, Inc.	3,100	119,660

School Specialty, Inc. †	1,099	22,211

Serco Group PLC (United Kingdom)	6,616	45,990

Sony Corp. (Japan)	3,900	100,741

Spherion Corp. †	4,159	17,135

Stantec, Inc. (Canada) †	1,214	29,253

Staples, Inc.	2,600	52,442

Steinhoff International Holdings, Ltd. (South Africa) †	40,313	70,139

Steven Madden, Ltd. †	1,226	31,202

Suzuki Motor Corp. (Japan)	16,200	362,226

Swire Pacific, Ltd. (Hong Kong)	20,000	201,386

Talbots, Inc. S	8,545	46,143

Tempur-Pedic International, Inc.	2,273	29,708

Tenneco Automotive, Inc. †	1,646	17,448

Thomas Cook Group PLC (United Kingdom)	38,260	129,824

Time Warner, Inc.	15,696	395,382

TJX Cos., Inc. (The)	5,200	163,592

Toro Co. (The) S	3,270	97,773

Toyota Motor Corp. (Japan)	700	26,462

Tractor Supply Co. †	470	19,420

True Religion Apparel, Inc. †	1,078	24,039

COMMON STOCKS (49.7%)* cont.	Shares	Value

Consumer cyclicals cont.
TUI Travel PLC (United Kingdom)	15,370	$58,798

Urbi Desarrollos Urbanos SAB de CV (Mexico) †	28,500	43,323

Valeo SA (France)	4,223	77,992

ValueClick, Inc. †	2,824	29,708

Vertis Holdings, Inc. F †	1,807	2

Visa, Inc. Class A	3,700	230,362

Wal-Mart Stores, Inc.	16,897	818,491

Walt Disney Co. (The)	8,372	195,319

Warnaco Group, Inc. (The) †	669	21,676

Wheelock and Co., Ltd. (Hong Kong)	4,000	10,293

Whirlpool Corp.	1,800	76,608

Wirecard AG (Germany)	2,665	26,075

World Fuel Services Corp.	614	25,315

WPP PLC (United Kingdom)	7,303	48,600

Wright Express Corp. †	649	16,530

Wyndham Worldwide Corp.	5,800	70,296

		8,495,517
Consumer staples (5.4%)
AFC Enterprises †	8,077	54,520

Altria Group, Inc.	21,623	354,401

American Italian Pasta Co. Class A †	961	28,004

Anheuser-Busch InBev NV (Belgium)	7,088	256,814

Archer Daniels Midland Co.	11,060	296,076

Beacon Roofing Supply, Inc. †	1,971	28,501

BJ’s Wholesale Club, Inc. †	5,106	164,566

Brink’s Co. (The)	2,108	61,195

Brinker International, Inc.	5,646	96,151

British American Tobacco (BAT) PLC (United Kingdom)	4,070	112,497

Britvic PLC (United Kingdom)	10,869	49,978

Bunge, Ltd.	3,742	225,456

Cal-Maine Foods, Inc.	860	21,466

Campbell Soup Co.	4,674	137,509

Career Education Corp. †	1,406	34,995

CEC Entertainment, Inc. †	1,785	52,622

Cermaq ASA (Norway) †	2,679	21,472

China Green Holdings, Ltd. (China)	87,000	90,286

Clorox Co.	1,121	62,585

Coca-Cola Co. (The)	7,588	364,148

Coca-Cola Enterprises, Inc.	9,500	158,175

Colgate-Palmolive Co.	3,158	223,397

Colruyt SA (Belgium)	77	17,586

Constellation Brands, Inc. Class A †	8,041	101,960

Core-Mark Holding Co., Inc. †	791	20,613

Cosan, Ltd. Class A (Brazil) †	6,103	31,614

CVS Caremark Corp.	6,100	194,407

Dean Foods Co. †	8,498	163,077

Domino’s Pizza, Inc. †	4,790	35,877

Energizer Holdings, Inc. †	2,557	133,578

Fresh Del Monte Produce, Inc.
(Cayman Islands) †	1,284	20,878

General Mills, Inc.	1,500	84,030

Heineken Holding NV (Netherlands)	2,701	86,002

Henkel AG & Co. KGaA (Preference)	1,553	48,563

Herbalife, Ltd. (Cayman Islands)	5,417	170,852

HLTH Corp. †	2,648	34,689

Internet Brands, Inc. Class A †	4,035	28,245

ITT Educational Services, Inc. †	785	79,018

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (49.7%)* cont.	Shares	Value

Consumer staples cont.
Japan Tobacco, Inc. (Japan)	11	$34,285

Jardine Cycle & Carriage, Ltd. (Singapore)	4,000	52,957

Kao Corp. (Japan)	11,000	239,714

Kellogg Co.	2,000	93,140

Kerry Group PLC Class A (Ireland)	3,241	74,053

Kimberly-Clark Corp.	4,800	251,664

Koninklijke Ahold NV (Netherlands)	27,690	318,446

Kraft Foods, Inc. Class A	8,587	217,595

Kroger Co.	13,665	301,313

Lawson, Inc. (Japan)	1,100	48,337

Leroy Seafood Group ASA (Norway)	677	10,547

Lincoln Educational Services Corp. †	2,966	62,078

Lion Nathan, Ltd. (Australia)	4,633	43,421

Lorillard, Inc.	627	42,492

Marine Harvest (Norway) †	74,583	50,319

McDonald’s Corp.	7,014	403,235

Metro, Inc. (Canada)	762	24,941

MWI Veterinary Supply, Inc. †	767	26,738

Nash Finch Co.	911	24,652

Nestle SA (Switzerland)	10,744	405,958

Newell Rubbermaid, Inc.	7,100	73,911

Nutreco Holding NV (Netherlands)	175	6,835

Olam International, Ltd. (Singapore)	36,000	60,206

Overhill Farms, Inc. †	3,102	16,348

PepsiCo, Inc.	8,780	482,549

Philip Morris International, Inc.	13,161	574,083

Prestige Brands Holdings, Inc. †	4,402	27,072

Procter & Gamble Co. (The)	17,924	915,916

Reckitt Benckiser Group PLC (United Kingdom)	2,927	133,468

Reynolds American, Inc.	1,345	51,944

Safeway, Inc.	6,780	138,109

Sally Beauty Holdings, Inc. †	1,587	10,093

Sara Lee Corp.	8,400	81,984

Spartan Stores, Inc.	2,792	34,649

SunOpta, Inc. (Canada) †	4,300	10,277

Swedish Match AB (Sweden)	13,520	220,100

Toyo Suisan Kaisha, Ltd. (Japan)	12,000	247,654

WebMD Health Corp. Class A †	1,215	36,353

Woolworths, Ltd. (Australia)	16,971	359,482

Yamazaki Baking Co., Inc. (Japan)	9,000	101,514

Yum! Brands, Inc.	11,484	382,877

		10,837,112
Energy (5.6%)
Alpha Natural Resources, Inc. †	4,068	106,866

Apache Corp.	2,300	165,945

Arch Coal, Inc.	255	3,919

Areva SA (France)	31	18,124

Aventine Renewable Energy Holdings, Inc. †	5,563	946

Ballard Power Systems, Inc. (Canada) †	7,226	13,007

Basic Energy Services, Inc. †	2,689	18,366

BG Group PLC (United Kingdom)	9,610	161,555

Bolt Technology Corp. †	1,626	18,276

Boots & Coots International Control, Inc. †	21,917	30,465

BP PLC (United Kingdom)	48,463	383,705

Bronco Energy, Ltd. (Canada) † S	1,386	1,181

Cameron International Corp. †	4,300	121,690

Canadian Oil Sands Trust (Unit) (Canada)	694	16,603

COMMON STOCKS (49.7%)* cont.	Shares	Value

Energy cont.
Canadian Solar, Inc. (China) †	734	$8,896

Chevron Corp.	17,201	1,139,566

China Coal Energy Co. (China)	34,000	40,848

China Shenhua Energy Co., Ltd. (China)	3,500	12,844

China Sunergy Co., Ltd. ADR (China) †	1,280	5,530

Compagnie Generale de Geophysique-Veritas SA
(France) †	9,156	165,427

Connacher Oil and Gas, Ltd. (Canada) †	4,421	3,501

ConocoPhillips	12,848	540,387

CONSOL Energy, Inc.	155	5,264

Contango Oil & Gas Co. †	623	26,471

Covanta Holding Corp. †	2,423	41,094

CVR Energy, Inc. †	2,319	16,998

Dawson Geophysical Co. †	1,018	30,387

Devon Energy Corp.	986	53,737

Diamond Offshore Drilling, Inc.	1,600	132,880

Dresser-Rand Group, Inc. †	11,596	302,656

EDP Renovaveis SA (Spain) †	2,996	30,757

ENI SpA (Italy)	20,688	491,181

ENSCO International, Inc.	4,768	166,260

Evergreen Energy, Inc. †	13,730	13,455

Evergreen Solar, Inc. †	2,697	5,852

Exxon Mobil Corp.	32,904	2,300,319

Felix Resources, Ltd. (Australia)	456	5,202

First Solar, Inc. †	1,082	175,414

Foundation Coal Holdings, Inc.	171	4,807

FuelCell Energy, Inc. †	5,748	24,027

Gamesa Corp Tecnologica SA (Spain)	1,570	29,830

GT Solar International, Inc. †	4,307	22,913

GulfMark Offshore, Inc. †	629	17,360

Gushan Environmental Energy, Ltd. ADR (China)	4,818	10,214

Halliburton Co.	15,378	318,325

Headwaters, Inc. †	2,333	7,839

Hess Corp.	1,767	94,976

Husky Energy, Inc. (Canada)	320	8,961

Iberdrola Renovables SA (Spain) †	7,810	35,772

ICO, Inc. †	1,438	3,911

ION Geophysical Corp. †	13,851	35,597

JA Solar Holdings Co., Ltd. ADR (China) †	7,584	35,645

Key Energy Services, Inc. †	4,318	24,872

LDK Solar Co., Ltd. ADR (China) †	846	9,543

Marathon Oil Corp.	13,559	408,533

Massey Energy Co.	191	3,732

Matrix Service Co. †	2,011	23,086

McMoRan Exploration Co. †	1,630	9,715

Nexen, Inc. (Canada)	3,510	76,358

Nippon Mining Holdings, Inc. (Japan)	5,000	25,804

Noble Corp.	3,538	107,025

Occidental Petroleum Corp.	6,795	447,179

Oil States International, Inc. †	927	22,443

OPTI Canada, Inc. (Canada) †	1,529	2,567

Parker Drilling Co. †	5,551	24,091

Patterson-UTI Energy, Inc.	5,904	75,925

Peabody Energy Corp.	188	5,670

Petroleo Brasileiro SA ADR (Brazil)	802	32,866

Petroleo Brasileiro SA ADR
(Preference) (Brazil)	880	29,357

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Energy cont.
Petroleum Development Corp. †	2,710	$42,520

Q-Cells AG (Germany) †	468	9,576

Renewable Energy Corp. AS (Norway) †	1,214	9,498

Repsol YPF SA (Spain)	3,847	86,338

Rosetta Resources, Inc. †	2,547	22,286

Rowan Cos., Inc.	5,494	106,144

Royal Dutch Shell PLC Class A (United Kingdom)	4,437	111,182

Royal Dutch Shell PLC Class B (United Kingdom)	13,910	351,369

Sasol, Ltd. (South Africa)	511	17,924

Sasol, Ltd. ADR (South Africa)	533	18,559

Schlumberger, Ltd.	3,300	178,563

Solar Millennium AG (Germany) †	290	9,551

Solarfun Power Holdings Co., Ltd. ADR (China) †	1,380	8,942

StatoilHydro ASA (Norway)	20,564	406,469

Suncor Energy, Inc. (Canada)	742	22,512

Sunoco, Inc.	9,975	231,420

Suntech Power Holdings Co., Ltd. ADR (China) †	543	9,698

Swift Energy Co. †	1,200	19,980

Tesoro Corp. S	15,520	197,570

Theolia SA (France) †	1,894	8,304

Tidewater, Inc.	4,698	201,403

Total SA (France)	4,082	221,271

Trina Solar, Ltd. ADR (China) †	413	10,585

Unit Corp. †	1,085	29,913

UTS Energy Corp. (Canada) †	5,393	7,289

Vaalco Energy, Inc. †	4,172	17,648

Valero Energy Corp.	6,598	111,440

Walter Industries, Inc.	907	32,870

Weatherford International, Ltd. †	471	9,213

Willbros Group, Inc. †	1,841	23,031

Yanzhou Coal Mining Co., Ltd. (China)	6,000	8,241

		11,295,826
Financials (7.3%)
3i Group PLC (United Kingdom)	23,228	92,987

ACE, Ltd.	1,417	62,674

Aflac, Inc.	3,100	96,379

Agree Realty Corp. R	1,277	23,407

Allianz SE (Germany)	693	64,135

Allied World Assurance Company Holdings,
Ltd. (Bermuda)	830	33,889

American Campus Communities, Inc. R	3,946	87,522

American Equity Investment Life Holding Co.	5,782	32,264

American Financial Group, Inc.	11,681	252,076

American Safety Insurance Holdings, Ltd.
(Bermuda) †	1,120	15,243

Ameriprise Financial, Inc.	4,400	106,788

Amerisafe, Inc. †	2,986	46,462

Amtrust Financial Services, Inc.	2,200	25,080

Anglo Irish Bank Corp. PLC (Ireland) F	41,350	9,922

Anworth Mortgage Asset Corp. R	3,368	24,283

Arch Capital Group, Ltd. †	2,735	160,216

Ashford Hospitality Trust, Inc. R	5,912	16,613

Aspen Insurance Holdings, Ltd. (Bermuda)	1,315	29,377

Assicurazioni Generali SpA (Italy)	17,618	368,001

Assured Guaranty, Ltd. (Bermuda)	3,449	42,699

AXA SA (France)	7,004	132,522

COMMON STOCKS (49.7%)* cont.	Shares	Value

Financials cont.
Banco Latinoamericano de Exportaciones SA
Class E (Panama)	4,772	$59,316

Banco Santander Central Hispano SA (Spain)	21,418	258,684

Bank of America Corp.	40,004	528,053

Bank of China Ltd. (China)	78,000	36,960

Bank of Hawaii Corp.	800	28,664

Bank of New York Mellon Corp. (The)	4,200	123,102

Bank of the Ozarks, Inc.	1,431	30,953

Bank Rakyat Indonesia (Indonesia)	82,500	50,727

Barclays PLC (United Kingdom)	84,550	394,027

BB&T Corp.	2,000	43,960

BlackRock, Inc.	1,200	210,504

BNP Paribas SA (France)	6,211	403,386

Calamos Asset Management, Inc. Class A	3,357	47,367

CBL & Associates Properties R	3,240	17,464

CFS Retail Property Trust (Australia) R	57,701	76,419

Charles Schwab Corp. (The)	6,600	115,764

Chubb Corp. (The)	7,459	297,465

Commonwealth Bank of Australia (Australia)	1,321	41,376

Conseco, Inc. †	11,458	27,155

Credit Saison Co., Ltd. (Japan)	1,100	13,889

Credit Suisse Group (Switzerland)	808	36,927

Danske Bank A/S (Denmark) †	7,714	133,308

DBS Group Holdings, Ltd. (Singapore)	39,500	320,629

Deutsche Bank AG (Germany)	1,274	77,590

Deutsche Boerse AG (Germany)	947	73,665

Dexia (Belgium) †	33,318	252,863

Diamond Lease Co., Ltd. (Japan)	290	9,377

Digital Realty Trust, Inc. R	1,600	57,360

DnB NOR ASA (Norway) †	3,855	29,534

E*Trade Financial Corp. †	37,698	48,253

Entertainment Properties Trust R	1,095	22,557

Evercore Partners, Inc. Class A	1,939	38,082

First Bancorp	1,360	21,325

First Bancorp Puerto Rico (Puerto Rico)	4,226	16,693

Flushing Financial Corp.	2,913	27,237

Fortis (Belgium)	48,759	166,376

Goldman Sachs Group, Inc. (The)	6,253	921,942

Hallmark Financial Services, Inc. †	2,960	21,164

Hang Lung Group, Ltd. (Hong Kong)	9,000	42,308

HCP, Inc. R	7,200	152,568

HRPT Properties Trust R	5,025	20,402

HSBC Holdings PLC
(London Exchange) (United Kingdom)	13,399	111,294

Hudson City Bancorp, Inc.	2,400	31,896

Industrial & Commercial Bank of China (China)	121,000	84,034

ING Groep N.V. (Netherlands)	7,519	75,742

Insurance Australia Group, Ltd. (Australia)	19,473	54,707

Interactive Brokers Group, Inc. Class A †	1,439	22,348

International Bancshares Corp.	2,089	21,538

Investment Technology Group, Inc. †	6,539	133,330

Irish Life & Permanent PLC (Ireland)	5,360	27,293

JPMorgan Chase & Co.	27,243	929,259

Julius Baer Holding, Ltd. Class B
(Switzerland)	519	20,259

KBC Groupe SA (Belgium) †	3,478	63,499

Knight Capital Group, Inc. Class A †	2,764	47,126

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (49.7%)* cont.	Shares	Value

Financials cont.
Leopalace21 Corp. (Japan)	3,000	$26,651

Lexington Corporate Properties Trust R	3,645	12,393

Lloyds Banking Group PLC (United Kingdom)	20,887	24,051

Loews Corp.	2,404	65,870

LTC Properties, Inc. R	1,796	36,728

Mack-Cali Realty Corp. R	5,100	116,280

Macquarie Bank, Ltd. (Australia)	844	26,556

Macquarie Office Trust (Australia)	115,792	19,477

Maiden Holdings, Ltd. (Bermuda)	4,170	27,355

Manulife Financial Corp. (Canada)	2,000	34,762

Mastercard, Inc. Class A	562	94,028

Meadowbrook Insurance Group, Inc.	2,020	13,191

MetLife, Inc.	3,600	108,036

Morgan Stanley	9,269	264,259

Muenchener Rueckversicherungs-Gesellschaft
AG (Germany)	276	37,358

National Bank of Canada (Canada)	2,115	97,866

National Bank of Greece SA (Greece) †	1,769	48,507

National Health Investors, Inc. R	1,889	50,455

Nationale A Portefeuille (Belgium)	530	25,644

Nationwide Health Properties, Inc. R	2,425	62,420

Nelnet, Inc. Class A †	2,245	30,510

NGP Capital Resources Co.	2,503	14,693

Nomura Securities Co., Ltd. (Japan)	8,500	71,210

Nordea AB (Sweden)	40,137	318,943

Northern Trust Corp.	1,271	68,227

NorthStar Realty Finance Corp. R	4,468	12,644

Old Mutual PLC (South Africa)	105,055	139,969

optionsXpress Holdings, Inc.	1,147	17,813

Oriental Financial Group (Puerto Rico)	2,801	27,170

ORIX Corp. (Japan)	1,370	80,792

Penson Worldwide, Inc. †	4,309	38,566

Pico Holdings, Inc. †	1,123	32,230

Platinum Underwriters Holdings, Ltd. (Bermuda)	736	21,042

PNC Financial Services Group, Inc.	1,700	65,977

Principal Financial Group	5,200	97,968

ProLogis Trust R	7,300	58,838

Prudential Financial, Inc.	1,700	63,274

PS Business Parks, Inc. R	866	41,949

Public Storage, Inc. R	1,900	124,412

QBE Insurance Group, Ltd. (Australia)	716	11,444

Ramco-Gershenson Properties R	1,741	17,427

Royal Bank of Canada (Canada)	1,941	79,488

RSA Insurance Group PLC (United Kingdom)	17,920	35,578

Fondiaria - SAI SpA (Italy)	3,975	64,589

Saul Centers, Inc. R	650	19,221

SeaBright Insurance Holdings, Inc. †	3,650	36,975

Sierra Bancorp	1,323	16,709

SL Green Realty Corp. R	1,826	41,888

Smithtown Bancorp, Inc.	1,390	17,778

Societe Generale (France)	1,754	95,776

State Street Corp.	5,582	263,470

Suffolk Bancorp	1,399	35,870

Sumitomo Mitsui Financial Group, Inc. (Japan)	2,800	113,222

Sumitomo Mitsui Financial Group, Inc. 144A (Japan)	200	8,087

Sunstone Hotel Investors, Inc.	2,552	13,653

SWS Group, Inc.	4,016	56,104

COMMON STOCKS (49.7%)* cont.	Shares	Value

Financials cont.
TD Ameritrade Holding Corp. †	7,300	$128,042

Toronto-Dominion Bank (Canada)	866	44,799

TradeStation Group, Inc. †	7,195	60,870

Travelers Cos., Inc. (The)	4,502	184,762

U.S. Bancorp	18,842	337,649

UniCredito Italiano SpA (Italy)	172,153	441,412

Universal Health Realty Income Trust R	419	13,207

Universal Insurance Holdings, Inc.	3,734	18,745

Uranium Participation Corp. (Canada) †	905	5,812

Urstadt Biddle Properties, Inc. Class A R	1,339	18,853

Validus Holdings, Ltd. (Bermuda)	850	18,683

W.R. Berkley Corp.	8,458	181,593

Wells Fargo & Co.	27,885	676,490

Westfield Group (Australia)	5,208	47,519

Westpac Banking Corp. (Australia)	12,103	196,389

Wharf (Holdings), Ltd. (Hong Kong)	10,000	42,277

Wilshire Bancorp, Inc.	2,380	13,685

World Acceptance Corp. †	1,857	36,973

WSFS Financial Corp.	662	18,079

Zurich Financial Services AG (Switzerland)	697	123,518

		14,695,009
Health care (6.0%)
Abbott Laboratories	4,000	188,160

Aetna, Inc.	5,922	148,346

Alapis Holding Industrial and Commercial SA (Greece)	34,108	47,923

Alkermes, Inc. †	1,957	21,175

Allscripts-Misys Healthcare Solutions, Inc.	2,550	40,443

Alnylam Pharmaceuticals, Inc. †	933	20,778

Amedisys, Inc. †	1,361	44,940

American Medical Systems Holdings, Inc. †	1,331	21,030

American Oriental Bioengineering, Inc. (China) † S	8,058	42,627

Amgen, Inc. †	10,863	575,087

AmSurg Corp. †	915	19,618

Assisted Living Concepts, Inc. Class A †	1,327	19,308

Astellas Pharma, Inc. (Japan)	6,000	211,933

AstraZeneca PLC (United Kingdom)	11,258	496,044

athenahealth, Inc. †	2,700	99,927

Baxter International, Inc.	3,845	203,631

Becton, Dickinson and Co.	6,482	462,231

Biogen Idec, Inc. †	2,400	108,360

Bristol-Myers Squibb Co.	21,885	444,484

Brookdale Senior Living, Inc.	4,162	40,538

Cantel Medical Corp. †	2,733	44,357

Centene Corp. †	1,641	32,787

Cephalon, Inc. †	2,726	154,428

Cerner Corp. †	743	46,281

Computer Programs & Systems, Inc.	715	27,392

Coventry Health Care, Inc. †	9,176	171,683

Cubist Pharmaceuticals, Inc. †	1,813	33,232

Depomed, Inc. †	7,912	25,714

Eclipsys Corp. †	2,406	42,779

Eli Lilly & Co.	11,125	385,370

Emergent Biosolutions, Inc. †	1,466	21,008

Emeritus Corp. †	2,615	34,544

Endo Pharmaceuticals Holdings, Inc. †	2,421	43,384

Ensign Group, Inc. (The)	362	5,151

Enzon Pharmaceuticals, Inc. †	3,491	27,474

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Health care cont.
Express Scripts, Inc. †	3,469	$238,494

Forest Laboratories, Inc. †	7,925	198,997

Gen-Probe, Inc. †	4,120	177,078

Gentiva Health Services, Inc. †	1,321	21,744

Genzyme Corp. †	3,900	217,113

Gilead Sciences, Inc. †	2,900	135,836

GlaxoSmithKline PLC (United Kingdom)	15,341	270,296

Health Management Associates, Inc. Class A †	9,969	49,247

Hi-Tech Pharmacal Co., Inc. †	2,694	23,977

Humana, Inc. †	4,000	129,040

Isis Pharmaceuticals, Inc. †	1,577	26,021

Johnson & Johnson	17,010	966,168

Kindred Healthcare, Inc. †	2,825	34,945

Kinetic Concepts, Inc. †	1,838	50,086

King Pharmaceuticals, Inc. †	1,753	16,881

LHC Group, Inc. †	1,138	25,275

LifePoint Hospitals, Inc. †	719	18,874

Luminex Corp. †	1,375	25,493

Magellan Health Services, Inc. †	757	24,845

Martek Biosciences Corp. †	2,089	44,182

Maxygen, Inc. †	6,920	46,502

McKesson Corp.	3,853	169,532

Medicis Pharmaceutical Corp. Class A	1,549	25,280

Medtronic, Inc.	5,286	184,429

Merck & Co., Inc. S	16,426	459,271

Millipore Corp. †	363	25,486

Mylan, Inc. †	17,327	226,117

Myriad Genetics, Inc. †	1,467	52,299

Novartis AG (Switzerland)	9,310	378,687

Noven Pharmaceuticals, Inc. †	2,247	32,132

Obagi Medical Products, Inc. †	3,092	22,541

Omega Healthcare Investors, Inc. R	1,353	20,999

Omnicare, Inc.	4,500	115,920

Ono Pharmaceutical Co., Ltd. (Japan)	800	35,392

Onyx Pharmaceuticals, Inc. †	590	16,673

OSI Pharmaceuticals, Inc. †	916	25,859

Osiris Therapeutics, Inc. †	1,371	18,413

Pall Corp.	721	19,150

Par Pharmaceutical Cos., Inc. †	2,105	31,891

Perrigo Co.	794	22,057

Pfizer, Inc.	55,423	831,345

Quality Systems, Inc. S	2,375	135,280

Questcor Pharmaceuticals, Inc. †	4,641	23,205

Roche Holding AG (Switzerland)	2,236	304,555

Sanofi-Aventis (France)	4,566	268,752

Santarus, Inc. †	11,064	31,200

Schering-Plough Corp.	10,089	253,436

Sepracor, Inc. †	3,509	60,776

Sequenom, Inc. †	2,252	8,805

Skilled Healthcare Group, Inc. Class A †	683	5,123

St. Jude Medical, Inc. †	4,900	201,390

Steris Corp.	1,707	44,519

Sun Healthcare Group, Inc. †	3,828	32,308

Sunrise Senior Living, Inc. †	9,089	14,997

Suzuken Co., Ltd. (Japan)	1,300	37,588

Taisho Pharmaceutical Co., Ltd. (Japan)	5,000	94,626

COMMON STOCKS (49.7%)* cont.	Shares	Value

Health care cont.
Takeda Pharmaceutical Co., Ltd. (Japan)	2,400	$93,251

Techne Corp.	489	31,203

Terumo Corp. (Japan)	1,400	61,625

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,297	63,994

UCB SA (Belgium)	1,647	52,840

UnitedHealth Group, Inc.	6,200	154,876

Valeant Pharmaceuticals International †	1,017	26,157

Varian Medical Systems, Inc. †	4,451	156,408

WellCare Health Plans, Inc. †	1,346	24,888

WellPoint, Inc. †	2,559	130,228

		12,118,764
Technology (7.4%)
3Com Corp. †	10,673	50,270

3PAR, Inc. †	3,323	41,205

Accenture, Ltd. Class A	6,831	228,565

Acme Packet, Inc. †	7,344	74,321

Actuate Corp. †	4,127	19,727

Acxiom Corp.	3,844	33,943

ADC Telecommunications, Inc. †	8,882	70,701

Adobe Systems, Inc. †	2,079	58,836

Advanced Battery Technologies, Inc. † S	9,699	38,990

Akamai Technologies, Inc. †	4,059	77,852

Amkor Technologies, Inc. †	4,540	21,474

ANSYS, Inc. †	621	19,350

Apple, Inc. †	7,772	1,106,966

ARRIS Group, Inc. †	11,603	141,092

Atmel Corp. †	6,490	24,208

Autonomy Corp. PLC (United Kingdom) †	1,445	34,257

Avnet, Inc. †	4,967	104,456

Badger Meter, Inc.	654	26,814

Black Box Corp.	1,157	38,725

Blackboard, Inc. †	618	17,835

BMC Software, Inc. †	3,932	132,862

Brocade Communications Systems, Inc. †	8,461	66,165

BYD Co., Ltd. (China) †	9,500	37,993

China BAK Battery, Inc. (China) †	4,400	12,980

Cisco Systems, Inc. †	50,438	940,164

Citrix Systems, Inc. †	2,976	94,905

Compuware Corp. †	8,831	60,581

Concur Technologies, Inc. †	1,997	62,067

CSG Systems International, Inc. †	3,912	51,795

Dell, Inc. †	5,741	78,824

Dionex Corp. †	406	24,778

Ducommun, Inc.	1,176	22,097

eBay, Inc. †	7,417	127,053

EMC Corp. †	45,719	598,919

Emulex Corp. †	2,680	26,210

Energy Conversion Devices, Inc. †	458	6,481

EnerSys †	1,157	21,046

F5 Networks, Inc. †	5,983	206,952

FEI Co. †	9,199	210,657

Fujitsu, Ltd. (Japan)	20,000	108,369

Google, Inc. Class A †	2,258	951,950

Greatbatch, Inc. †	823	18,608

GS Yuasa Corp. (Japan) S	4,000	35,119

Hewlett-Packard Co.	12,259	473,810

Hitachi, Ltd. (Japan)	97,000	300,416

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (49.7%)* cont.	Shares	Value

Technology cont.
Hynix Semiconductor, Inc. (South Korea) †	840	$8,951

i2 Technologies, Inc. †	2,840	35,642

IBM Corp.	9,272	968,182

Intel Corp.	58,953	975,672

IXYS Corp.	4,166	42,160

Ju Teng International Holdings, Ltd. (Hong Kong)	98,000	52,751

Juniper Networks, Inc. †	3,487	82,293

Lexmark International, Inc. Class A †	5,600	88,760

LG Display Co., Ltd. (South Korea)	1,430	35,680

LG Electronics, Inc. (South Korea)	570	52,082

Logitech International SA (Switzerland) †	2,532	35,303

Longtop Financial Technologies Ltd. ADR (China) †	1,584	38,903

MedAssets, Inc. †	1,539	29,934

MEMC Electronic Materials, Inc. †	825	14,693

Micron Technology, Inc. †	9,051	45,798

Microsoft Corp.	54,111	1,286,218

Multi-Fineline Electronix, Inc. †	1,290	27,606

National Semiconductor Corp. S	17,964	225,448

NCR Corp. †	5,190	61,398

NEC Corp. (Japan) †	71,000	277,186

NetApp, Inc. †	3,805	75,035

Netezza Corp. †	3,767	31,341

NetSuite, Inc. †	1,955	23,089

Nippon Electric Glass Co., Ltd. (Japan)	2,000	22,292

NTT Data Corp. (Japan)	82	264,412

NVIDIA Corp. †	5,333	60,210

Omnicell, Inc. †	2,168	23,306

OpenTV Corp. Class A †	10,518	13,884

Oracle Corp.	22,282	477,280

OSI Systems, Inc. †	1,573	32,797

Parametric Technology Corp. †	1,823	21,311

Perfect World Co., Ltd. ADR (China) †	648	18,533

Perot Systems Corp. Class A †	1,550	22,212

Qualcomm, Inc.	2,239	101,203

Quest Software, Inc. †	3,677	51,257

Red Hat, Inc. †	4,555	91,692

Renesola, Ltd. ADR (China) †	1,200	6,756

Rohm Co., Ltd. (Japan)	400	29,052

Roth & Rau AG (Germany) †	233	7,612

Saft Groupe SA (France)	583	23,179

Salesforce.com, Inc. †	2,107	80,424

Samsung Electronics Co., Ltd. (South Korea)	115	53,265

Seagate Technology	13,200	138,072

Silicon Graphics International Corp. †	6,958	31,589

Sohu.com, Inc. (China) †	3,542	222,544

Solarworld AG (Germany)	420	9,926

SPSS, Inc. †	1,235	41,212

Starent Networks Corp. †	978	23,873

SXC Health Solutions Corp. (Canada) †	837	21,379

Symantec Corp. †	22,329	347,439

Synaptics, Inc. † S	904	34,940

Synopsys, Inc. †	1,174	22,905

Take-Two Interactive Software, Inc. †	3,342	31,649

Tandberg ASA (Norway)	2,263	38,227

Tech Data Corp. †	869	28,425

Texas Instruments, Inc.	13,199	281,139

COMMON STOCKS (49.7%)* cont.	Shares	Value

Technology cont.
THQ, Inc. †	4,846	$34,697

TIBCO Software, Inc. †	7,763	55,661

TTM Technologies, Inc. †	6,505	51,780

UBISOFT Entertainment (France) †	1,445	35,354

Ultralife Batteries, Inc. †	1,420	10,181

United Microelectronics Corp. ADR (Taiwan)	7,700	20,328

United Online, Inc.	3,924	25,545

Valence Technology, Inc. † S	5,600	10,024

Veeco Instruments, Inc. †	10,555	122,332

Venture Corp., Ltd. (Singapore)	6,000	28,802

VMware, Inc. Class A †	5,744	156,639

Watts Water Technologies, Inc. Class A	1,177	25,353

Western Digital Corp. †	8,665	229,623

Wincor Nixdorf AG (Germany)	410	23,011

Xilinx, Inc.	3,206	65,595

		14,983,434
Transportation (0.9%)
British Airways PLC (United Kingdom)	72,801	150,013

Central Japan Railway Co. (Japan)	29	178,173

ComfortDelgro Corp., Ltd. (Singapore)	76,000	67,115

CSX Corp.	4,628	160,268

D/S Norden (Denmark)	1,759	60,540

D/S Norden 144A (Denmark)	306	10,532

Deutsche Post AG (Germany)	2,907	38,026

DP World, Ltd. (United Arab Emirates)	186,887	67,466

easyJet PLC (United Kingdom) †	12,007	53,539

FedEx Corp.	5,700	317,034

Hawaiian Holdings, Inc. †	3,313	19,944

International Shipholding Corp.	972	26,205

Knightsbridge Tankers, Ltd. (Bermuda)	1,463	19,955

Macquarie Infrastructure Group (Australia)	19,953	22,955

Norfolk Southern Corp.	5,001	188,388

Qantas Airways, Ltd. (Australia)	12,750	20,604

Ryder System, Inc.	5,304	148,088

SembCorp Marine, Ltd. (Singapore)	56,000	103,214

Singapore Airlines, Ltd. (Singapore)	8,000	73,308

Teekay Tankers, Ltd. Class A (Bahamas)	1,612	14,975

Wabtec Corp.	2,211	71,128

		1,811,470
Utilities and power (2.3%)
A2A SpA (Italy)	55,452	101,499

AES Corp. (The) †	16,935	196,615

Alliant Energy Corp.	3,630	94,852

American States Water Co.	467	16,177

Aqua America, Inc.	1,309	23,431

Babcock & Brown Wind Partners (Australia)	20,782	19,223

BKW FMB Energie AG (Switzerland)	242	17,902

California Water Service Group	423	15,583

Centrica PLC (United Kingdom)	27,363	100,606

CEZ AS (Czech Republic)	707	31,907

Chubu Electric Power, Inc. (Japan)	3,900	90,147

Cia de Saneamento Basico do Estado de Sao
Paulo ADR (Brazil)	923	27,681

CMS Energy Corp.	6,600	79,728

Consolidated Water Co., Inc. (Cayman Islands)	553	8,765

DPL, Inc.	1,138	26,367

E.ON AG (Germany)	1,731	61,491

EDF Energies Nouvelles SA (France)	649	32,264

12 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Utilities and power cont.
Edison International	10,727	$337,471

El Paso Electric Co. †	1,520	21,219

Electricite de France (France)	991	48,365

Enel SpA (Italy)	14,987	73,072

Energen Corp.	2,244	89,536

Energias de Portugal (EDP) SA (Portugal)	46,177	181,331

Entergy Corp.	411	31,861

Exelon Corp.	3,435	175,906

Fersa Energias Renovables SA (Spain)	5,098	15,393

FirstEnergy Corp.	1,532	59,365

FPL Group, Inc.	3,345	190,197

Gaz de France SA (France)	1,639	61,280

Hera SpA (Italy)	29,480	71,956

Hokkaido Electric Power Co., Inc. (Japan)	1,100	20,596

Hokuriku Electric Power Co. (Japan)	1,000	22,858

Huaneng Power International, Inc. (China)	10,000	6,977

International Power PLC (United Kingdom)	14,211	55,825

Kansai Electric Power, Inc. (Japan)	1,600	35,307

Kyushu Electric Power Co., Inc. (Japan)	1,500	32,282

Mirant Corp. † S	14,831	233,440

National Grid PLC (United Kingdom)	24,877	224,490

NRG Energy, Inc. †	4,100	106,436

NV Energy, Inc.	8,700	93,873

OGE Energy Corp.	2,608	73,859

Ormat Technologies, Inc.	256	10,319

PG&E Corp.	4,721	181,475

Pike Electric Corp. †	4,617	55,635

PPL Corp.	5,800	191,168

Public Power Corp. SA (Greece)	7,541	155,331

Public Service Enterprise Group, Inc.	1,362	44,442

RWE AG (Germany)	440	34,764

Sempra Energy	3,698	183,532

Severn Trent PLC (United Kingdom)	1,534	27,684

Shikoku Electric Power Co., Inc. (Japan)	900	26,866

SJW Corp.	524	11,895

Southwest Water Co.	1,043	5,757

Terna SPA (Italy)	36,099	120,497

Toho Gas Co., Ltd. (Japan)	1,000	4,062

Tokyo Electric Power Co. (Japan)	12,000	308,432

Tokyo Gas Co., Ltd. (Japan)	21,000	75,072

TransAlta Corp. (Canada)	299	5,743

Unitil Corp.	1,106	22,806

Veolia Environnement (France)	1,580	46,716

VeraSun Energy Corp. †	4,830	97

		4,719,426
Total common stocks (cost $113,696,493)		$100,357,607

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (20.1%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.6%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, July 1, 2039	$4,000,000	$4,235,625
5 1/2s, TBA, July 1, 2039	1,000,000	1,032,500
4 1/2s, TBA, July 1, 2039	4,000,000	3,991,250

		9,259,375

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (20.1%)* cont.	Principal amount	Value

U.S. Government Agency Mortgage Obligations (15.5%)
Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, July 1, 2039	$2,000,000	$2,129,062
5 1/2s, TBA, July 1, 2039	7,000,000	7,224,218
5 1/2s, TBA, July 1, 2024	1,000,000	1,046,250
4 1/2s, TBA, August 1, 2039	5,000,000	4,968,946
4 1/2s, TBA, July 1, 2039	16,000,000	15,960,000

		31,328,476
Total U.S. government and agency mortgage
obligations (cost $40,176,171)		$40,587,851

U.S. TREASURY OBLIGATIONS (0.2%)*	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$21,620

U.S. Treasury Note 3 5/8s, October 31, 2009 (i)	110,000	111,255

U.S. Treasury Note 3 5/8s, May 15, 2013 (i)	280,000	297,886

Total U.S. treasury obligations (cost $429,203)		$430,761

CORPORATE BONDS AND NOTES (16.2%)*	Principal amount	Value

Basic materials (1.1%)
Airgas, Inc. 144A company
guaranty sr. sub. notes 7 1/8s, 2018	$35,000	$32,813

AK Steel Corp. company guaranty sr. unsec.
notes 7 3/4s, 2012	20,000	19,400

Aleris International, Inc. company
guaranty sr. unsec. notes 9s,
2014 (In default) †	55,000	619

ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	15,000	16,154

ArcelorMittal sr. unsec.
unsub. notes 6 1/8s, 2018 (Luxembourg)	34,000	29,750

BHP Billiton Finance USA, Ltd. company
guaranty sr. unsec. unsub. notes 6 1/2s,
2019 (Canada)	70,000	77,737

Builders FirstSource, Inc. company
guaranty sr. notes FRN 5.133s, 2012	40,000	17,200

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.629s, 2013
(Netherlands)	75,000	51,375

Compass Minerals International, Inc. 144A
sr. notes 8s, 2019	25,000	24,781

Dow Chemical Co. (The) sr. unsec.
notes 7.6s, 2014	42,000	43,260

Dow Chemical Co. (The) Pass Through Trust
144A company guaranty 4.027s, 2009	96,000	95,101

E.I. du Pont de Nemours & Co. sr. unsec.
notes 5 7/8s, 2014	15,000	16,255

Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	247,000	248,853

Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 1/4s, 2015	2,000	2,010

Georgia-Pacific Corp. notes 8 1/8s, 2011	30,000	30,000

Georgia-Pacific Corp. sr. unsec.
unsub. notes 9 1/2s, 2011	52,000	53,560

Gerdau Ameristeel Corp. sr. notes 10 3/8s,
2011 (Canada)	25,000	25,438

Glancore Funding LLC 144A company
guaranty sr. unsec. unsub. notes 6s, 2014	480,000	396,437

Graphic Packaging International, Inc. 144A
company guaranty sr. unsec. notes 9 1/2s, 2017	10,000	9,850

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Basic materials cont.
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty 9 3/4s, 2014	$29,000	$13,050

International Paper Co. bonds 7.95s, 2018	140,000	135,064

International Paper Co. sr. unsec.
notes 9 3/8s, 2019	45,000	45,788

International Paper Co. sr. unsec.
notes 7.4s, 2014	168,000	167,085

Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012	10,000	3,750

Lubrizol Corp. (The) sr. unsec.
notes 8 7/8s, 2019	50,000	58,088

Metals USA, Inc. sec. notes 11 1/8s, 2015	35,000	28,744

Momentive Performance Materials, Inc.
company guaranty sr. unsec. notes 9 3/4s, 2014	35,000	15,575

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	60,000	60,825

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014	20,000	20,600

Nalco Co. 144A sr. notes 8 1/4s, 2017	10,000	10,050

NewPage Holding Corp. sr. unsec.
unsub. notes FRN 8.579s, 2013 ‡‡	14,860	2,155

Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)	40,000	24,000

Novelis, Inc. company guaranty 7 1/4s, 2015	60,000	45,600

Rio Tinto Finance USA LTD company
guaranty sr. unsec. notes 8.95s, 2014 (Australia)	22,000	24,447

Rio Tinto Finance USA LTD sr. unsec.
notes 5 7/8s, 2013 (Australia)	72,000	73,168

Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	5,000	4,955

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)	40,000	30,900

Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	40,000	37,900

Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016	45,000	42,413

Stone Container Corp. sr. notes 8 3/8s, 2012	5,000	1,913

Teck Resources, Ltd. sr. unsec.
notes 6 1/8s, 2035 (Canada)	15,000	11,006

Teck Resources, Ltd. 144A sr. sec.
notes 10 3/4s, 2019 (Canada)	20,000	21,500

Teck Resources, Ltd. 144A sr. sec.
notes 10 1/4s, 2016 (Canada)	40,000	41,900

Teck Resources, Ltd. 144A sr. sec.
notes 9 3/4s, 2014 (Canada)	30,000	31,050

Tube City IMS Corp. company
guaranty sr. unsec. sub. notes 9 3/4s, 2015	35,000	21,438

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. sec. notes FRN Ser. B,
4.778s, 2014	15,000	7,050

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. sub. notes Ser. B,
9 1/8s, 2014	13,000	6,045

Verso Paper Holdings, LLC/Verso Paper, Inc.
144A sr. sec. notes 11 1/2s, 2014	15,000	13,725

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)	35,000	31,366

		2,221,743
Capital goods (0.6%)
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016	53,000	48,628

Baldor Electric Co. company guaranty 8 5/8s, 2017	25,000	23,000

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount		Value

Capital goods cont.
BE Aerospace, Inc. sr. unsec.
unsub. notes 8 1/2s, 2018		$45,000	$42,413

Belden CDT, Inc. 144A company
guaranty sr. sub. notes 9 1/4s, 2019		5,000	4,875

Berry Plastics Corp. company
guaranty sr. notes FRN 5.881s, 2015		80,000	70,600

Berry Plastics Holding Corp. sec. notes FRN
4.504s, 2014		5,000	3,250

Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 4.85s, 2012		75,000	78,360

Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		28,000	27,300

Eaton Corp. notes 5.6s, 2018		66,000	64,100

General Cable Corp. company
guaranty sr. unsec. notes FRN 3.583s, 2015		45,000	36,450

General Dynamics Corp. company guaranty
sr. unsec. unsub. notes 5 1/4s, 2014		40,000	42,857

Hawker Beechcraft Acquisition Co., LLC
sr. unsec. notes 8 1/2s, 2015		3,000	1,545

Hexcel Corp. sr. sub. notes 6 3/4s, 2015		25,000	23,188

John Deere Capital Corp. notes Ser. MTN,
5 1/4s, 2012		65,000	68,662

L-3 Communications Corp. company
guaranty 7 5/8s, 2012		81,000	81,203

L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		75,000	68,063

L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 6 1/8s, 2014		24,000	22,320

L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 5 7/8s, 2015		20,000	17,750

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)		74,000	63,736

Owens-Brockway Glass Container, Inc. company
guaranty 6 3/4s, 2014	EUR	50,000	63,180

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037		$50,000	49,993

Ryerson Tull, Inc. company guaranty sr. sec.
notes 12 1/4s, 2015		119,000	96,985

Solo Cup Co. 144A sr. sec. notes 10 1/2s, 2013		5,000	5,013

TD Funding Corp. company guaranty 7 3/4s, 2014		30,000	28,500

Titan International, Inc. company guaranty 8s, 2012		37,000	33,485

United Technologies Corp. sr. unsec. notes
5 3/8s, 2017		107,000	115,280

			1,180,736
Communication services (2.3%)
Adelphia Communications Corp. escrow
bonds zero %, 2010		55,000	1,031

American Tower Corp. sr. unsec. notes 7s, 2017		130,000	125,775

AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		84,000	102,380

AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		214,000	230,792

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		25,000	24,963

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		250,000	241,526

AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013		93,000	96,855

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		137,000	151,350

British Telecommunications PLC notes 8 3/8s,
2010 (United Kingdom)		84,000	89,214

Cablevision Systems Corp. sr. unsec.
notes Ser. B, 8s, 2012		20,000	19,800

CCH II, LLC sr. unsec. notes 10 1/4s,
2010 (In default) †		21,000	22,155

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount		Value

Communication services cont.
CCH II, LLC sr. unsec. notes Ser. B,
10 1/4s, 2010 (In default) †		$65,000	$68,250

CCO Holdings LLC/CCO Holdings Capital Corp.
sr. unsec. notes 8 3/4s,
2013 (In default) †		47,000	44,650

Centennial Cellular Operating Co., LLC
company guaranty 10 1/8s, 2013		30,000	30,938

Cincinnati Bell, Inc. company
guaranty 7 1/4s, 2013		95,000	86,925

Citizens Communications Co. notes 9 1/4s, 2011		105,000	109,463

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037		156,000	162,658

Cox Communications, Inc. notes 7 1/8s, 2012		35,000	37,623

Cox Communications, Inc. 144A bonds 8 3/8s, 2039		55,000	60,937

Cox Communications, Inc. 144A notes 5 7/8s, 2016		82,000	80,085

Cricket Communications, Inc. company
guaranty 9 3/8s, 2014		45,000	44,325

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015 ###		110,000	109,175

CSC Holdings, Inc. sr. notes 6 3/4s, 2012		5,000	4,825

CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		5,000	4,950

Deutsche Telekom International Finance BV
company guaranty 8 3/4s, 2030 (Germany)		143,000	167,414

France Telecom notes 7 3/4s, 2011 (France)		84,000	90,849

Inmarsat Finance PLC company
guaranty 10 3/8s, 2012 (United Kingdom)		41,000	42,435

Intelsat Bermuda, Ltd. company guaranty
sr. unsec. notes 11 1/4s, 2016 (Bermuda)		105,000	107,100

Intelsat Intermediate Holding Co., Ltd.
company guaranty sr. unsec.
notes stepped-coupon zero % (9 1/4s,
2/1/10), 2015 (Bermuda) ††		10,000	8,950

iPCS, Inc. company guaranty sr. sec.
notes FRN 3.153s, 2013		15,000	11,850

Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014		55,000	45,100

Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017		25,000	19,000

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		65,000	64,594

Nordic Telephone Co. Holdings ApS 144A
sr. sec. bond 8 7/8s, 2016 (Denmark)		75,000	72,375

Nordic Telephone Co. Holdings ApS 144A
sr. sec. notes FRN 6.884s, 2016 (Denmark)	EUR	135,000	176,272

PAETEC Holding Corp. company guaranty
sr. unsec. unsub. notes 9 1/2s, 2015		$20,000	17,350

Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014		30,000	27,375

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		195,000	196,463

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		25,000	19,125

Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012		45,000	45,338

Rogers Wireless, Inc. sec. notes 6 3/8s,
2014 (Canada)		93,000	99,684

Southwestern Bell Telephone debs. 7s, 2027		27,000	26,423

TCI Communications, Inc. company
guaranty 7 7/8s, 2026		251,000	263,986

TCI Communications, Inc. debs. 9.8s, 2012		62,000	69,794

Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Italy)		144,000	139,009

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Communication services cont.
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Italy)	$20,000	$19,612

Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	40,000	42,319

Telefonica Emisones SAU company guaranty
sr. unsec. notes 4.949s, 2015 (Spain)	10,000	10,213

Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Spain)	5,000	6,190

Telefonica Europe BV company
guaranty 7 3/4s, 2010 (Spain)	84,000	88,610

Time Warner Cable, Inc. company guaranty
sr. unsec. unsub. notes 8 1/4s, 2014	120,000	134,329

Time Warner Cable, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2039	25,000	24,332

Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014	35,000	34,738

Valor Telecommunications Enterprises LLC/
Finance Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2015	3,000	2,940

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	162,000	192,496

Verizon Global Funding Corp. notes 7 3/4s, 2030	30,000	33,503

Verizon New England, Inc. sr. notes 6 1/2s, 2011	82,000	87,282

Verizon New Jersey, Inc. debs. 8s, 2022	45,000	47,165

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	50,000	54,421

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	30,000	30,099

Vodafone Group PLC sr. unsec. notes 7 3/4s,
2010 (United Kingdom)	84,000	86,840

West Corp. company guaranty 9 1/2s, 2014	25,000	21,875

Windstream Corp. company guaranty 8 5/8s, 2016	55,000	52,663

Windstream Corp. company guaranty 8 1/8s, 2013	35,000	33,863

		4,664,621
Conglomerates (—%)
Tyco International Finance SA company guaranty
sr. unsec. unsub. notes 8 1/2s, 2019	15,000	16,629

		16,629
Consumer cyclicals (2.0%)
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	35,000	29,925

Affinion Group, Inc. company
guaranty 10 1/8s, 2013	55,000	50,875

Affinity Group, Inc. sr. sub. notes 9s, 2012	50,000	34,000

AMC Entertainment, Inc. company
guaranty 11s, 2016	60,000	58,050

AMC Entertainment, Inc. sr. sub. notes 8s, 2014	20,000	17,050

American Media Operations, Inc. 144A
sr. sub. notes 14s, 2013 ‡‡	31,817	12,488

American Media Operations, Inc. 144A
sr. unsec. notes 9s, 2013 ‡‡	2,766	1,362

Aramark Corp. company guaranty 8 1/2s, 2015	45,000	43,650

Associated Materials, Inc. company
guaranty 9 3/4s, 2012	65,000	56,875

Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	45,000	19,575

Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	30,000	22,238

CanWest Media, Inc. company guaranty 8s,
2012 (Canada) (In default) †	56,690	16,724

Cenveo Corp. 144A company
guaranty sr. unsec. notes 10 1/2s, 2016	100,000	75,000

Cinemark, Inc. sr. unsec. disc.
notes 9 3/4s, 2014	3,000	3,135

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	$48,000	$28,320

Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	10,000	2,200

DaimlerChrysler NA Holding Corp. company
guaranty 6 1/2s, 2013 (Germany)	5,000	5,083

DaimlerChrysler NA Holding Corp. company
guaranty unsec. unsub. notes Ser. MTN,
5 3/4s, 2011 (Germany)	117,000	119,386

Dana Corp. escrow sr. notes 5.85s,
2015 (In default) †	55,000	6

DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	25,000	24,313

DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 6 3/8s, 2015	185,000	171,125

Echostar DBS Corp. company guaranty 6 5/8s, 2014	5,000	4,613

Echostar DBS Corp. sr. notes 6 3/8s, 2011	145,000	140,650

Ford Motor Credit Co., LLC notes 7 7/8s, 2010	60,000	56,992

Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	185,000	172,050

Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	20,000	19,829

Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	4,000	3,900

Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	40,000	39,600

Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016	35,000	35,350

Hanesbrands, Inc. company guaranty
sr. unsec. notes FRN Ser. B, 4.593s, 2014	50,000	40,250

Hertz Corp. company guaranty 8 7/8s, 2014	65,000	59,800

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	110,000	109,804

Host Marriott LP sr. notes Ser. M, 7s, 2012 R	100,000	96,500

Isle of Capri Casinos, Inc. company
guaranty 7s, 2014	11,000	8,855

Jostens IH Corp. company guaranty 7 5/8s, 2012	40,000	39,900

KB Home company guaranty 6 3/8s, 2011	235,000	226,775

Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	52,319

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	163,000	159,740

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	30,000	29,025

Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	50,000	49,125

Liberty Media Corp. debs. 8 1/4s, 2030	50,000	34,438

Limited Brands, Inc. 144A sr. notes 8 1/2s, 2019	10,000	9,581

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	665,000	642,860

Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016	35,000	29,386

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015	50,000	25,000

Meritage Homes Corp. company
guaranty 6 1/4s, 2015	47,000	36,190

MGM Mirage, Inc. company guaranty 8 1/2s, 2010	7,000	6,353

MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	67,450

MGM Mirage, Inc. 144A sr. sec.
notes 10 3/8s, 2014	5,000	5,188

Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	30,000	19,650

Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009	30,000	29,250

Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015 ‡‡	102,437	60,438

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
News America Holdings, Inc. company
guaranty 7 3/4s, 2024	$50,000	$48,121

News America Holdings, Inc. debs. 7 3/4s, 2045	100,000	91,096

Nielsen Finance LLC/Nielsen Finance Co.
company guaranty 10s, 2014	35,000	33,119

Nielsen Finance LLC/Nielsen Finance Co.
company guaranty sr. unsec. sub. disc.
notes stepped-coupon zero % (12 1/2s,
8/1/11), 2016 ††	30,000	19,275

Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	30,050

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019	50,000	48,500

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	35,000	29,925

Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	45,000	44,775

Quebecor Media, Inc. sr. unsec.
notes Ser. *, 7 3/4s, 2016 (Canada)	10,000	9,063

Reader’s Digest Association, Inc. (The)
company guaranty sr. unsec. sub. notes 9s, 2017	35,000	1,488

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	15,000	12,338

Sealy Mattress Co. 144A sr. sec.
notes 10 7/8s, 2016	25,000	26,188

Station Casinos, Inc. sr. notes 6s,
2012 (In default) †	90,000	31,050

Tenneco Automotive, Inc. sec. notes Ser. B,
10 1/4s, 2013	38,000	36,005

Tenneco, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015	10,000	7,900

Texas Industries, Inc. sr. unsec.
notes 7 1/4s, 2013	45,000	40,388

THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sec. notes 10s, 2013	35,000	28,088

THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	75,000	21,375

Time Warner, Inc. debs. 9.15s, 2023	40,000	43,371

Time Warner, Inc. debs. 9 1/8s, 2013	125,000	137,625

Travelport LLC company guaranty 9 7/8s, 2014	50,000	33,250

Trump Entertainment Resorts, Inc. sec.
notes 8 1/2s, 2015 (In default) †	80,000	9,900

United Auto Group, Inc. company
guaranty 7 3/4s, 2016	40,000	32,300

Univision Communications, Inc. 144A company
guaranty unsec. notes zero %, 2015 ‡‡	30,000	17,475

Vertis, Inc. company
guaranty sr. notes zero %, 2014 ‡‡	36,183	181

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	158,674

Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. Ser. EXCH, 6 5/8s, 2014	11,000	9,680

Yankee Acquisition Corp. company
guaranty Ser. B, 8 1/2s, 2015	30,000	25,275

Young Broadcasting, Inc. company
guaranty sr. unsec. sub. notes 10s,
2011 (In default) †	30,000	75

		4,128,791
Consumer staples (1.1%)
Altria Group, Inc. company guaranty
sr. unsec. unsub. notes 8 1/2s, 2013	75,000	85,624

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016	30,000	20,850

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Consumer staples cont.
Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 5/8s, 2014	$20,000	$14,200

Campbell Soup Co. debs. 8 7/8s, 2021	50,000	64,163

Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	35,000	29,400

Chiquita Brands International, Inc.
sr. unsec. unsub. notes 8 7/8s, 2015	5,000	4,313

Claire’s Stores, Inc. 144A company guaranty
sr. unsec. notes 9 5/8s, 2015 (In default) †	26,296	8,415

ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	17,000	18,016

CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	138,000	102,120

CVS Caremark, Corp. 144A pass-through
certificates 6.117s, 2013	128,682	130,947

Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,125

Delhaize Group company guaranty sr. unsec.
bond 5 7/8s, 2014 (Belgium)	50,000	51,094

Delhaize Group sr. unsub. notes 6 1/2s, 2017
(Belgium)	35,000	35,741

Diageo Capital PLC company guaranty 5 3/4s,
2017 (United Kingdom)	55,000	57,380

Diageo Capital PLC company guaranty 5.2s,
2013 (United Kingdom)	25,000	26,001

Diageo PLC company guaranty 8s, 2022 (Canada)	40,000	43,953

Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014	35,000	38,500

Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	55,000	47,575

General Mills, Inc. sr. unsec. notes 5.65s, 2019	25,000	26,181

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	76,000	78,799

Jarden Corp. company guaranty 7 1/2s, 2017	35,000	30,625

Kellogg Co. sr. unsec. notes 4.45s, 2016	50,000	50,042

Kellogg Co. sr. unsub. 5 1/8s, 2012	10,000	10,700

Kroger Co. company guaranty 6.4s, 2017	137,000	145,245

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	51,000	55,160

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	59,000	58,414

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	70,563

Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	20,000	18,100

Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	40,000	39,600

Reynolds American, Inc. company
guaranty 7 1/4s, 2013	55,000	56,560

Rite Aid Corp. company guaranty 9 1/2s, 2017	33,000	21,450

Rite Aid Corp. sec. notes 7 1/2s, 2017	40,000	31,300

RSC Equipment Rental, Inc. 144A sr. sec.
notes 10s, 2017	10,000	9,988

Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	15,000	14,813

Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015 (In default) †	47,000	31,490

Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes stepped-coupon 12 1/2s (12 3/4s,
10/2/09), 2013 †† (In default) † ‡‡	30,000	20,700

Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	40,000	38,400

United Rentals North America, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2012	72,000	69,840

United Rentals North America, Inc. 144A
company guaranty sr. unsec. notes 10 7/8s, 2016	5,000	4,800

Universal Corp. notes Ser. MTNC, 5.2s, 2013	460,000	417,952

Wendy’s/Arby’s Restaurants LLC 144A
sr. unsec. notes 10s, 2016	30,000	28,688

Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	50,000	51,445

		2,169,272

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Energy (1.2%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	$80,000	$85,147

Anadarko Petroleum Corp. sr. unsec.
notes 6.95s, 2019	70,000	70,378

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	115,000	104,938

BP Capital Markets PLC company
guaranty sr. unsec. notes 3 7/8s, 2015
(United Kingdom)	45,000	45,073

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	30,000	18,600

Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	105,325

Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	45,000	42,750

Complete Production Services, Inc. company
guaranty 8s, 2016	25,000	21,375

Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	70,000	38,850

Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	38,400

Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)	25,000	15,125

ConocoPhillips notes 6 1/2s, 2039	90,000	95,799

Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	40,000	38,000

Encore Acquisition Co. sr. sub. notes 6s, 2015	79,000	65,175

Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	56,225

Forest Oil Corp. sr. notes 8s, 2011	65,000	64,675

Gaz Capital SA 144A sr. unsec. 6.51s, 2022
(Russia)	100,000	75,000

Halliburton Co. sr. unsec. notes 7.45s, 2039	75,000	87,554

Harvest Operations Corp. sr. notes 7 7/8s, 2011	45,000	37,800

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016	70,000	63,875

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 7 3/4s, 2015	15,000	12,675

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	10,000	9,063

Kerr-McGee Corp. sec. notes 6.95s, 2024	80,000	74,230

Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes 8 3/8s, 2014	25,000	22,063

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,239

Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	30,000	27,075

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	40,000	36,850

Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	35,000	32,146

OPTI Canada, Inc. company guaranty sr. sec.
notes 8 1/4s, 2014 (Canada)	40,000	26,400

Peabody Energy Corp. company
guaranty 7 3/8s, 2016	110,000	103,950

Peabody Energy Corp. company
guaranty Ser. B, 6 7/8s, 2013	25,000	24,750

Peabody Energy Corp. sr. notes 5 7/8s, 2016	50,000	44,000

Petro-Canada sr. unsec. unsub. notes 6.05s,
2018 (Canada)	74,000	73,638

PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	55,000	54,725

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	20,000	16,800

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	5,000	4,675

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Energy cont.
Plains Exploration & Production Co. company
guaranty 7s, 2017	$40,000	$35,000

Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014	60,000	59,550

Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	10,000	7,800

Quicksilver Resources, Inc.
sr. notes 11 3/4s, 2016	15,000	15,525

Range Resources Corp. company
guaranty sr. unsec. sub. notes 7 1/2s, 2017	10,000	9,500

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	80,750

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. FRN 4.833s, 2014	15,000	11,783

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	120,000	102,600

Stallion Oilfield Services/Stallion Oilfield
Finance Corp. 144A sr. unsec. notes 9 3/4s, 2015	25,000	8,500

Targa Resources, Inc. company
guaranty sr. unsec. notes 8 1/2s, 2013	70,000	52,325

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.8s, 2037	15,000	14,093

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.35s, 2017	25,000	24,757

Weatherford International, Ltd. company
guaranty sr. unsec. notes 9 7/8s, 2039	35,000	42,816

Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	20,000	19,177

Whiting Petroleum Corp. company guaranty 7s, 2014	30,000	27,825

Williams Cos., Inc. (The) notes 7 3/4s, 2031	5,000	4,500

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	15,000	14,775

Williams Cos., Inc. (The) sr. unsec.
notes 7 5/8s, 2019	80,000	79,000

Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	9,998

XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	56,000	56,498

		2,425,115
Financials (3.8%)
Allstate Life Global Funding Trusts
notes Ser. MTN, 5 3/8s, 2013	33,000	34,122

American Express Co. sr. unsec.
notes 8 1/8s, 2019	90,000	93,396

American International Group, Inc.
sr. unsec. Ser. MTN, 5.85s, 2018	214,000	114,490

Amvescap PLC company guaranty 5 5/8s, 2012	30,000	26,242

Bank of America Corp. sr. notes 7 5/8s, 2019	100,000	100,446

Bank of New York Mellon Corp. (The)
sr. unsec. notes 4.3s, 2014	90,000	91,451

BankAmerica Capital III bank guaranty jr.
unsec. FRN Ser. *, 1.701s, 2027	158,000	80,751

Bear Stearns Cos., Inc. (The)
notes Ser. MTN, 6.95s, 2012	155,000	168,462

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	22,000	23,188

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.683s, 2012	68,750	59,816

Capital One Capital III company
guaranty 7.686s, 2036	31,000	21,966

Capital One Financial Corp. sr. unsec.
unsub. notes FRN Ser. MTN, 0.93s, 2009	45,000	44,845

CIT Group, Inc. jr. unsec. sub. notes FRN
6.1s, 2067	237,000	85,320

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Financials cont.
CIT Group, Inc. sr. notes 5.4s, 2013	$10,000	$6,198

CIT Group, Inc. sr. notes 5s, 2014	45,000	26,724

Citigroup, Inc. sr. notes 6 1/2s, 2013	36,000	34,970

Citigroup, Inc. sr. unsec. notes 5 1/2s, 2013	279,000	261,491

Citigroup, Inc. sr. unsec. unsub. notes FRN
1.07s, 2010	10,000	9,764

Citigroup, Inc. sub. notes 5s, 2014	110,000	92,215

CNA Financial Corp. unsec. notes 6s, 2011	35,000	33,306

Credit Suisse First Boston USA, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2011	130,000	139,183

Credit Suisse Guernsey Ltd. jr. sub. FRN
5.86s, 2049 (United Kingdom)	118,000	76,700

Deutsche Bank AG/London sr. unsec.
notes 5 3/8s, 2012 (United Kingdom)	130,000	138,199

Deutsche Bank Capital Funding Trust VII 144A
FRB 5.628s, 2049	83,000	53,950

Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	48,125

Duke Realty LP sr. unsec. notes 6 1/2s, 2018	57,000	44,600

Fleet Capital Trust V bank guaranty FRN
1.613s, 2028	199,000	104,260

Fund American Cos., Inc. notes 5 7/8s, 2013	91,000	86,136

GATX Financial Corp. notes 5.8s, 2016	25,000	22,116

General Electric Capital Corp. sr. unsec.
FRN Ser. MTN, 1.156s, 2016	65,000	51,730

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 6 7/8s, 2039	392,000	312,176

General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	135,000	90,075

GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	5,000	4,537

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 7 3/4s, 2010	28,000	27,300

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 7s, 2012	34,000	28,832

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2012	60,000	50,100

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2011	79,000	69,125

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 6 3/4s, 2014	5,000	3,925

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes 6 5/8s, 2012	6,000	5,010

GMAC, LLC 144A company guaranty sr. unsec.
unsub. notes FRN 2.868s, 2014	9,000	6,300

Goldman Sachs Group, Inc. (The)
sr. notes 7 1/2s, 2019	150,000	160,103

Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	100,000	104,346

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	194,000	170,581

Health Care Property Investors, Inc.
sr. unsec. notes 6s, 2017	28,000	23,736

Health Care REIT, Inc. sr. notes 6s, 2013 R	20,000	18,555

Highwood Properties, Inc. sr. unsec.
bonds 5.85s, 2017 R	60,000	47,783

HSBC Finance Capital Trust IX FRN 5.911s, 2035	200,000	105,725

HSBC Finance Corp. notes 5s, 2015	200,000	186,359

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	10,000	7,363

HUB International Holdings, Inc. 144A
sr. unsec. unsub. notes 9s, 2014	10,000	8,163

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Financials cont.
JPMorgan Chase & Co. sr. notes 6s, 2018	$270,000	$268,220

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	119,000	100,292

JPMorgan Chase Capital XXV bonds Ser. Y,
6.8s, 2037	85,000	73,100

Lehman Brothers E-Capital Trust I FRN
3.589s, 2065 (In default) †	285,000	29

Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	15,000	13,575

Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	30,000	24,375

Liberty Mutual Group 144A company
guaranty jr. sub. notes FRB 10 3/4s, 2058	181,000	130,772

Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	59,823

Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	110,000	113,152

Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	60,000	58,410

Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 1.292s, 2011	50,000	46,299

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	188,000	174,005

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTNC, 4 1/4s, 2010	55,000	55,218

MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	55,993

MetLife, Inc. sr. unsec. notes Ser. A,
6.817s, 2018	135,000	135,960

Morgan Stanley sr. unsec. notes FRN
Ser. MTN, 0.409s, 2010	100,000	99,094

Morgan Stanley sr. unsec.
unsub. notes 6 3/4s, 2011	182,000	190,657

Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	25,000	22,401

Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 R	30,000	29,555

Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 R	102,000	94,339

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	36,098

Nuveen Investments, Inc. sr. unsec.
notes 5 1/2s, 2015	25,000	12,625

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	70,104

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	5,000	4,199

Royal Bank of Scotland Group PLC jr.
sub. notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)	100,000	40,000

Simon Property Group LP sr. unsec.
notes 6 3/4s, 2014 R	43,000	43,273

Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 R	41,000	37,450

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	22,000	19,542

Simon Property Group LP unsub. bonds
5 3/4s, 2015 R	17,000	15,657

SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	171,000	161,595

Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	35,000	34,188

State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB 1.629s, 2037	$75,000	43,199

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Financials cont.
UBS AG/Jersey Branch 144A 144A
sr. notes Ser. CMCI, zero % (Indexed to the
UBS Bloomberg Constant Maturity Commodity
Index) (United Kingdom)	$1,485,000	$1,069,714

Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	45,000	36,675

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.758s, 2014	5,000	3,250

VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)	192,000	172,800

Wachovia Corp. sr. unsec. notes FRN
Ser. MTNE, 0.818s, 2012	95,000	89,916

Wells Fargo & Co. sr. notes 4 3/8s, 2013	160,000	161,378

Wells Fargo & Co. sr. unsec.
unsub. notes 5 1/4s, 2012	175,000	181,148

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, 2049 (Australia)	60,000	48,362

Willis Group North America, Inc. company
guaranty 6.2s, 2017	10,000	8,856

		7,639,554
Health care (1.0%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	98,156

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	35,235

AstraZeneca PLC sr. unsec.
unsub. notes 6.45s, 2037 (United Kingdom)	71,000	78,368

AstraZeneca PLC sr. unsub. notes 5.9s, 2017
(United Kingdom)	148,000	158,483

Community Health Systems, Inc. company
guaranty 8 7/8s, 2015	35,000	34,300

DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	51,838

Elan Finance PLC/Elan Finance Corp. company
guaranty 7 3/4s, 2011 (Ireland)	65,000	59,313

GlaxoSmith Kline Capital, Inc. company
guaranty sr. notes 5.65s, 2018	134,000	141,933

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 ‡‡	36,000	35,640

HCA, Inc. sr. sec. notes 9 1/4s, 2016	45,000	44,325

HCA, Inc. sr. sec. notes 9 1/8s, 2014	30,000	29,700

HCA, Inc. sr. unsec. notes 7 7/8s, 2011	132,000	129,855

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	10,000	8,575

Healthsouth Corp. company guaranty
10 3/4s, 2016	25,000	25,125

Hospira, Inc. sr. notes 6.05s, 2017	25,000	24,415

Hospira, Inc. sr. notes 5.55s, 2012	99,000	103,140

IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	20,000	19,600

Merck & Co., Inc. sr. unsec.
unsub. notes 5.85s, 2039	25,000	25,483

Merck & Co., Inc. sr. unsec.
unsub. notes 5s, 2019	25,000	25,347

Novartis Securities Investment, Ltd. company
guaranty sr. unsec. notes 5 1/8s, 2019	55,000	56,007

Omnicare, Inc. company guaranty 6 3/4s, 2013	20,000	18,000

Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	9,025

Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	45,125

Pfizer, Inc. sr. unsec. notes 7.2s, 2039	27,000	32,060

Pfizer, Inc. sr. unsec. notes 6.2s, 2019	78,000	85,284

Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	45,000	41,175

Roche Holdings, Inc. 144A company
guaranty sr. unsec. notes 7s, 2039	30,000	34,526

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Health care cont.
Select Medical Corp. company
guaranty 7 5/8s, 2015	$53,000	$43,063

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016	80,000	72,200

Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	55,800

Sun Healthcare Group, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2015	35,000	34,650

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	10,425

Surgical Care Affiliates, Inc. 144A
sr. unsec. notes zero %, 2015 ‡‡	15,000	11,550

Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	5,000	4,575

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 10s, 2018	17,000	17,850

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015	39,000	39,293

UnitedHealth Group, Inc. sr. unsec.
notes 5 1/2s, 2012	45,000	46,568

US Oncology Holdings, Inc. sr. unsec.
notes FRN 6.904s, 2012 ‡‡	21,000	18,270

Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	50,000	47,875

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	110,000	113,300

Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 R	25,000	22,438

WellPoint, Inc. notes 7s, 2019	35,000	36,174

		2,024,064
Technology (0.8%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	38,570

Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	20,000	19,500

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	40,000	33,450

Cisco Systems, Inc. sr. unsec. notes 5 1/4s, 2011	84,000	88,573

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015	30,000	24,938

Computer Sciences Corp. sr. unsec.
notes 6 1/2s, 2018	435,000	444,496

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	71,449

Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6.8s, 2017	45,000	45,510

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	60,000	30,300

Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 10 1/8s, 2016	2,000	680

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	38,580

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	21,024

Hewlett-Packard Co. sr. unsec. notes 4 1/4s, 2012	55,000	57,406

IBM Corp. sr. unsec. notes 5.7s, 2017	200,000	212,430

Iron Mountain, Inc. company guaranty 8 3/4s, 2018	15,000	14,775

Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes 8s, 2020	95,000	88,706

Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	10,000	5,675

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	83,355

Oracle Corp. sr. unsec. notes 5s, 2011	84,000	88,057

Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	35,000	25,506

Seagate Technology Hdd Holdings company
guaranty 6.8s, 2016	20,000	17,213

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	22,000	20,323

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Technology cont.
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	$88,000	$83,160

Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013	13,000	12,220

Xerox Corp. sr. notes 6.4s, 2016	60,000	55,200

Xerox Corp. sr. unsec. notes FRN 1.363s, 2009	90,000	89,064

		1,710,160
Transportation (0.2%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	10,000	8,200

Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	60,000	65,375

Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	12,053	10,426

Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	56,805	47,716

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	87,704	71,479

Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	35,000	31,675

RailAmerica, Inc. 144A company
guaranty sr. sec. notes 9 1/4s, 2017	20,000	19,300

Southwest Airlines Co. pass-through
certificates Ser. 07-1, 6.15s, 2022	28,524	26,945

Union Pacific Corp. sr. unsec. bond 5.7s, 2018	35,000	35,188

Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	60,000	62,136

Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	45,000	45,361

United AirLines, Inc. pass-through
certificates Ser. 07-A, 6.636s, 2022	18,621	14,338

		438,139
Utilities and power (2.1%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	104,000	106,029

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	15,000	13,950

AES Corp. (The) 144A sec. notes 8 3/4s, 2013	61,000	61,000

American Water Capital Corp. sr. unsec.
bonds 6.085s, 2017	76,000	72,965

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	22,198

Atmos Energy Corp. sr. unsec.
sub. notes 8 1/2s, 2019	5,000	5,799

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	55,000	55,953

Beaver Valley II Funding debs. 9s, 2017	80,000	78,962

Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	116,000	109,709

Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	177,000	137,081

CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	25,876

Colorado Interstate Gas Co. debs. 6.85s,
2037 (Canada)	10,000	9,229

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	15,612

Commonwealth Edison Co. 1st mtge. 5.9s, 2036	98,000	94,017

Consolidated Natural Gas Co.
sr. notes Ser. A, 5s, 2014	45,000	46,049

Consumers Energy Co. 1st mtge. sec. bond
6 1/8s, 2019	62,000	65,481

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 6.3s, 2066	165,000	112,200

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	25,000	25,965

Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	96,797

Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	40,000	41,971

20  Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Utilities and power cont.
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	$45,000	$38,138

Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	40,000	35,100

Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	15,000	12,225

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	8,950

Edison Mission Energy sr. unsec. notes 7.2s, 2019	35,000	26,075

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	28,491

El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	10,000	9,625

Electricite de France 144A notes 6 1/2s,
2019 (France)	60,000	65,714

Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	45,000	42,940

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	470,000	490,567

Florida Power Corp. 1st mtge. sec. bond
6.4s, 2038	44,000	48,924

Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	25,000	24,993

Inergy LP/Inergy Finance Corp. sr. unsec.
notes 6 7/8s, 2014	85,000	77,350

Inergy LP/Inergy Finance Corp. 144A company
guaranty sr. unsec. notes 8 3/4s, 2015	20,000	19,550

Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	35,000	33,425

ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	71,939

ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	35,000	32,297

Kansas Gas & Electric bonds 5.647s, 2021	18,718	17,836

Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	25,000	24,375

MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	264,000	260,958

MidAmerican Funding, LLC sr. sec. bond
6.927s, 2029	130,000	145,611

Mirant North America, LLC company
guaranty 7 3/8s, 2013	80,000	76,800

National Fuel Gas Co. notes 5 1/4s, 2013	114,000	112,003

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	43,043

NiSource Finance Corp. company
guaranty sr. unsec. notes 10 3/4s, 2016	10,000	11,092

NiSource Finance Corp. company
guaranty sr. unsec. unsub. notes 5.4s, 2014	10,000	9,462

Northwestern Corp. sec. notes 5 7/8s, 2014	76,000	77,299

NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	18,900

NRG Energy, Inc. sr. notes 7 3/8s, 2016	135,000	127,744

Oncor Electric Delivery Co. debs. 7s, 2022	11,000	11,617

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	114,118

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	68,763

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	42,470	41,867

PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	45,433

Public Service Co. of Colorado 1st mtge.
sec. bonds 5 1/8s, 2019	35,000	35,967

Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	45,000	45,052

Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	98,000	69,580

Sierra Pacific Resources sr. unsec.
notes 8 5/8s, 2014	25,000	24,625

Southern Natural Gas. Co. 144A notes 5.9s, 2017	25,000	23,485

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	49,022

CORPORATE BONDS AND NOTES (16.2%)* cont.	Principal amount	Value

Utilities and power cont.
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes Ser. *, 7.2s, 2011	$135,000	$139,211

Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes Ser. *, 6 3/4s, 2015	5,000	4,798

Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7 1/2s, 2017	10,000	10,462

Texas Competitive Electric Holdings Co., LLC
company guaranty sr. unsec. notes Ser. A,
10 1/4s, 2015 (United Kingdom)	105,000	65,363

TransAlta Corp. sr. unsec. notes 5 3/4s,
2013 (Canada)	30,000	29,644

TransCanada Pipelines, Ltd. jr. sub. FRN
6.35s, 2067 (Canada)	30,000	20,850

TXU Corp. sr. notes Ser. P, 5.55s, 2014	90,000	56,828

Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	51,339

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	22,939

		4,119,232
Total corporate bonds and notes (cost $35,247,255)		$32,738,056

MORTGAGE-BACKED SECURITIES (12.7%)*	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6,
Class A7, 8.631s, 2029	$38,125	$42,211

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	98,000	76,244
Ser. 07-2, Class A2, 5.634s, 2049	71,000	64,120
Ser. 04-3, Class A5, 5.557s, 2039	190,000	173,784
Ser. 06-4, Class A2, 5.522s, 2046	471,000	443,199
Ser. 05-6, Class A2, 5.165s, 2047	36,000	34,216
Ser. 07-5, Class XW, IO, 0.606s, 2051	2,873,265	43,099
Ser. 07-1, Class XW, IO, 0.463s, 2049	1,660,633	18,113

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 1.002s, 2035	786,519	12,892
Ser. 04-5, Class XC, IO, 0.46s, 2041	2,963,719	24,961
Ser. 04-4, Class XC, IO, 0.423s, 2042	1,831,397	20,107
Ser. 06-5, Class XC, IO, 0.137s, 2016	5,912,168	53,094

Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.934s, 2036	298,690	167,266

Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.319s, 2022	95,000	43,293
FRB Ser. 05-MIB1, Class J, 1.369s, 2022	102,000	30,600

Banc of America Mortgage Securities
Ser. 05-E, Class 2, IO, 0.3s, 2035	1,182,758	3,234

Banc of America Structured Security Trust
144A Ser. 02-X1, Class A3, 5.436s, 2033	23,165	23,133

Bayview Commercial Asset Trust 144A
Ser. 04-2, IO, 2.97s, 2034	210,183	6,411
Ser. 07-1, Class S, IO, 2.477s, 2037	1,396,346	77,558
Ser. 06-4A, IO, 2.331s, 2036	100,107	6,867
Ser. 05-1A, IO, 2.15s, 2035	199,274	6,975
Ser. 06-2A, IO, 1.798s, 2036	118,143	6,546
Ser. 05-3A, IO, 1.6s, 2035	334,856	16,602
FRB Ser. 05-1A, Class A1, 0.614s, 2035	44,715	25,246

Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	423,307	199,223
FRB Ser. 06-6, Class 2A1, 5.841s, 2036	209,123	101,651
FRB Ser. 05-7, Class 23A1, 5 5/8s, 2035	192,285	103,628
Ser. 04-9, Class 1A1, 4.955s, 2034	6,072	3,516

Bear Stearns Commercial Mortgage
Securities, Inc. Ser. 04-PR3I, Class X1,
IO, 0.243s, 2041	571,592	6,859

Putnam VT Global Asset Allocation Fund 21

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.882s, 2038	$1,551,607	$38,976
Ser. 06-PW14, Class X1, IO, 0.135s, 2038	1,669,600	14,242
Ser. 07-PW15, Class X1, IO, 0.109s, 2044	4,884,667	30,725
Ser. 07-PW18, Class X1, IO, 0.095s, 2050	709,276	4,005
Ser. 05-PW10, Class X1, IO, 0.08s, 2040	5,829,084	12,066

Chase Commercial Mortgage Securities Corp.
Ser. 00-3, Class A2, 7.319s, 2032	23,697	24,191

Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.604s, 2037	724,906	349,654

Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	465,000	356,431
Ser. 08-C7, Class A2A, 6.034s, 2049	255,000	224,915

Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.336s, 2037	286,362	29,031
FRB Ser. 06-AR5, Class 2A5A, 6.197s, 2036	272,696	137,116
FRB Ser. 07-6, Class 1A3A, 5.786s, 2046	812,676	381,958
FRB Ser. 06-AR7, Class 2A2A, 5.637s, 2036	272,598	147,203

Citigroup/Deutsche Bank Commercial Mortgage
Trust Ser. 07-CD4, Class A2B, 5.205s, 2049	1,107,000	1,012,547

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO, 0.559s, 2049	1,711,052	21,046
Ser. 06-CD2, Class X, IO, 0.127s, 2046	3,681,398	8,470
Ser. 07-CD4, Class XC, IO, 0.089s, 2049	5,722,761	24,608

CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	89,735	78,268

Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, IO, 1.217s, 2017	392,906	10,862

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	87,562
Ser. 98-C2, Class F, 5.44s, 2030	435,000	354,716

Commercial Mortgage Loan Trust Ser. 08-LS1,
Class A4B, 6.22s, 2017	126,000	93,426

Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	45,000	16,200
Ser. 06-CN2A, Class J, 5.756s, 2019	36,000	9,360
FRB Ser. 01-J2A, Class A2F, 0.818s, 2034	74,000	61,457
Ser. 05-LP5, Class XC, IO, 0.183s, 2043	2,735,613	13,125
Ser. 06-C8, Class XS, IO, 0.085s, 2046	5,336,664	23,589
Ser. 05-C6, Class XC, IO, 0.064s, 2044	5,595,296	17,800

Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	265,688	139,445
Ser. 06-J8, Class A4, 6s, 2037	224,538	117,848
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	112,483	76,827

Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.667s, 2035	534,979	278,189
FRB Ser. 06-HYB1, Class 1A1, 5.309s, 2036	394,996	184,013
FRB Ser. 06-HYB1, Class 2A1, 5.292s, 2036	802,150	449,204
FRB Ser. 05-HYB4, Class 2A1, 4.891s, 2035	404,212	230,401

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.58s, 2035	401,534	34,612
Ser. 05-R3, Class AS, IO, 5.524s, 2035	423,239	34,367
IFB Ser. 05-R2, Class 1AS, IO, 5.242s, 2035	231,709	18,815

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.004s, 2039	349,000	322,597
Ser. 06-C5, Class AX, IO, 0.145s, 2039	3,413,177	22,838

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049	$8,017,132	$40,086
Ser. 06-C4, Class AX, IO, 0.133s, 2039	4,614,800	34,435
Ser. 07-C1, Class AX, IO, 0.11s, 2040	6,200,650	27,469

CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	184,070

CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 1.269s, 2016	50,000	32,500
FRB Ser. 05-TF2A, Class J, 1.219s, 2020	31,319	23,489
FRB Ser. 04-TF2A, Class H, 1.019s, 2019	50,000	37,500
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	2,749,446	20,892
Ser. 02-CP3, Class AX, IO, 0.478s, 2035	784,519	25,425
Ser. 04-C4, Class AX, IO, 0.449s, 2039	682,932	11,382

Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class X, IO, 0.781s, 2031	335,346	6,342

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	92,924	95,319
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	99,504
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	97,500

Fannie Mae
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037	91,771	113,948
IFB Ser. 06-49, Class SE, 27.745s, 2036	117,236	154,421
IFB Ser. 05-25, Class PS, 26.78s, 2035	67,554	85,242
IFB Ser. 06-115, Class ES, 25.305s, 2036	97,056	125,547
IFB Ser. 05-115, Class NQ, 23.761s, 2036	57,916	67,793
IFB Ser. 05-74, Class CP, 23.6s, 2035	61,183	74,155
IFB Ser. 06-8, Class HP, 23.416s, 2036	92,800	117,088
IFB Ser. 05-99, Class SA, 23.416s, 2035	63,863	79,395
IFB Ser. 05-45, Class DC, 23.16s, 2035	61,670	76,703
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037	97,643	10,234
IFB Ser. 06-90, Class SE, IO, 7.486s, 2036	83,751	10,960
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037	147,964	14,451
IFB Ser. 07-W4, Class 4A2, IO, 6.966s, 2037	608,743	59,369
IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037	170,871	16,665
IFB Ser. 05-52, Class DC, IO, 6.886s, 2035	105,006	12,436
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036	269,310	30,082
IFB Ser. 06-60, Class SI, IO, 6.836s, 2036	192,107	23,316
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036	76,895	9,170
IFB Ser. 07-W7, Class 3A2, IO, 6.816s, 2037	231,250	22,068
IFB Ser. 03-122, Class SA, IO, 6.786s, 2028	183,073	14,518
IFB Ser. 03-122, Class SJ, IO, 6.786s, 2028	191,744	15,169
IFB Ser. 04-60, Class SW, IO, 6.736s, 2034	287,361	32,255
IFB Ser. 05-65, Class KI, IO, 6.686s, 2035	708,277	76,766
IFB Ser. 08-41, Class S, IO, 6.486s, 2036	83,947	8,359
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037	129,575	13,392
IFB Ser. 07-58, Class SP, IO, 6.436s, 2037	170,041	19,218
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037	150,712	15,761
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	125,091	10,395
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	142,328	17,062
IFB Ser. 05-17, Class ES, IO, 6.436s, 2035	125,855	12,964
IFB Ser. 05-17, Class SY, IO, 6.436s, 2035	59,241	6,153
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	372,777	49,838
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	334,249	36,142
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	130,206	13,841
IFB Ser. 05-82, Class SY, IO, 6.416s, 2035	247,678	25,858
IFB Ser. 05-45, Class EW, IO, 6.406s, 2035	490,244	49,620
IFB Ser. 05-45, Class SR, IO, 6.406s, 2035	334,347	32,485
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	336,152	37,408
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	127,842	12,886
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	112,256	12,963
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	146,547	17,680
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	239,746	25,533

22 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	$67,049	$7,220
IFB Ser. 05-54, Class SA, IO, 6.386s, 2035	233,799	23,016
IFB Ser. 05-23, Class SG, IO, 6.386s, 2035	189,307	20,327
IFB Ser. 05-17, Class SA, IO, 6.386s, 2035	168,667	18,023
IFB Ser. 05-17, Class SE, IO, 6.386s, 2035	183,386	19,497
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	141,154	14,411
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	145,574	13,880
IFB Ser. 06-116, Class ES, IO, 6.336s, 2036	73,642	6,497
IFB Ser. 06-115, Class GI, IO, 6.326s, 2036	150,211	15,756
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	112,734	12,431
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	169,333	15,703
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	326,332	32,111
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	227,228	21,587
IFB Ser. 06-104, Class SY, IO, 6.306s, 2036	76,638	6,687
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	177,209	20,887
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	636,799	56,043
IFB Ser. 06-104, Class IC, IO, 6.286s, 2036	488,720	56,884
IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	335,756	35,464
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	526,672	58,506
IFB Ser. 09-12, Class CI, IO, 6.286s, 2036	458,925	54,243
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	115,317	13,034
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	153,600	16,459
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	382,246	39,524
IFB Ser. 06-92, Class JI, IO, 6.266s, 2036	85,137	8,527
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	166,951	15,905
IFB Ser. 06-96, Class ES, IO, 6.266s, 2036	209,622	19,434
IFB Ser. 06-99, Class AS, IO, 6.266s, 2036	100,316	10,142
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	176,724	15,346
IFB Ser. 06-86, Class SB, IO, 6.236s, 2036	411,339	48,888
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	187,516	15,896
IFB Ser. 07-W7, Class 2A2, IO, 6.216s, 2037	467,997	40,729
IFB Ser. 07-88, Class MI, IO, 6.206s, 2037	74,778	6,672
Ser. 06-94, Class NI, IO, 6.186s, 2036	73,930	5,968
IFB Ser. 09-12, Class AI, IO, 6.186s, 2037	589,182	61,882
IFB Ser. 07-116, Class IA, IO, 6.186s, 2037	662,203	57,352
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	560,414	48,536
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	193,905	16,463
IFB Ser. 08-3, Class SC, IO, 6.136s, 2038	89,275	9,032
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	87,543	5,738
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	182,251	14,910
IFB Ser. 07-W8, Class 2A2, IO, 6.136s, 2037	305,641	26,257
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	534,284	53,212
IFB Ser. 07-W2, Class 1A2, IO, 6.116s, 2037	136,958	11,727
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	188,683	15,394
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	162,047	15,345
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	162,047	15,345
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	162,047	15,345
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	162,047	15,345
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	162,047	15,345
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	240,304	23,873
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	144,868	11,196
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	201,079	23,013
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	120,009	9,933
IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	132,821	13,500
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	616,321	61,319
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	439,859	44,914
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	199,494	14,690
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	297,917	28,982
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	245,131	23,038
IFB Ser. 07-116, Class BI, IO, 5.936s, 2037	604,537	50,242
IFB Ser. 08-01, Class AI, IO, 5.936s, 2037	1,004,042	83,443

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 08-1, Class HI, IO, 5.886s, 2037	$464,374	$38,268
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	285,658	25,319
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	192,857	18,013
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	157,686	12,940
IFB Ser. 07-32, Class SC, IO, 5.786s, 2037	255,847	22,774
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	180,399	16,125
IFB Ser. 09-12, Class DI, IO, 5.716s, 2037	712,340	69,494
IFB Ser. 05-58, Class IK, IO, 5.686s, 2035	198,048	22,196
Ser. 06-W3, Class 1AS, IO, 5.677s, 2046	601,354	49,251
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	162,762	13,779
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	235,113	18,172
Ser. 03-W12, Class 2, IO, 2.217s, 2043	401,849	25,512
Ser. 03-W10, Class 3, IO, 1.921s, 2043	237,712	12,883
Ser. 03-W10, Class 1, IO, 1.895s, 2043	860,892	46,530
Ser. 03-W8, Class 12, IO, 1.635s, 2042	845,854	32,562
Ser. 03-W17, Class 12, IO, 1.144s, 2033	302,701	9,072
Ser. 06-26, Class NB, 1s, 2036	51,363	45,305
Ser. 03-T2, Class 2, IO, 0.809s, 2042	1,151,440	26,414
Ser. 03-W6, Class 51, IO, 0.671s, 2042	278,563	5,397
Ser. 01-T12, Class IO, 0.565s, 2041	251,044	3,863
Ser. 03-W2, Class 1, IO, 0.465s, 2042	1,967,942	23,441
Ser. 02-T4, IO, 0.449s, 2041	1,354,120	17,842
Ser. 01-50, Class B1, IO, 0.444s, 2041	443,389	5,708
Ser. 02-T1, Class IO, IO, 0.427s, 2031	282,336	3,497
Ser. 03-W6, Class 3, IO, 0.367s, 2042	387,921	4,029
Ser. 03-W6, Class 23, IO, 0.352s, 2042	412,581	4,102
Ser. 01-79, Class BI, IO, 0.325s, 2045	967,533	10,551
Ser. 06-46, Class OC, PO, zero %, 2036	83,409	69,296
Ser. 04-61, Class JO, PO, zero %, 2032	36,569	33,244
Ser. 326, Class 1, PO, zero %, 2032	48,962	43,350
Ser. 318, Class 1, PO, zero %, 2032	18,286	15,374
Ser. 314, Class 1, PO, zero %, 2031	87,126	74,618
FRB Ser. 06-115, Class SN, zero %, 2036	75,202	60,622
FRB Ser. 05-57, Class UL, zero %, 2035	50,663	50,436
FRB Ser. 05-65, Class CU, zero %, 2034	26,162	27,789
FRB Ser. 05-77, Class HF, zero %, 2034	48,069	46,601

Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	98,057	11,277
Ser. T-56, Class A, IO, 0.524s, 2043	312,181	4,624
Ser. T-56, Class 3, IO, 0.276s, 2043	326,223	2,899
Ser. T-56, Class 1, IO, 0.269s, 2043	421,721	3,291
Ser. T-56, Class 2, IO, 0.019s, 2043	387,457	222

First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10, Class 2A1,
5.723s, 2035	128,461	66,800

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.948s, 2033	1,390,432	27,211

First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	109,687
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	30,800

Freddie Mac
IFB Ser. 2976, Class KL, 23.212s, 2035	99,444	123,814
IFB Ser. 3065, Class DC, 18.902s, 2035	90,117	106,915
IFB Ser. 2990, Class LB, 16.129s, 2034	104,482	116,424
IFB Ser. 2828, Class GI, IO, 7.181s, 2034	158,622	19,895
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	195,008	19,651
IFB Ser. 2927, Class SI, IO, 7s, 2035	136,028	16,196
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	230,969	31,261

Putnam VT Global Asset Allocation Fund 23

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 2869, Class JS, IO, 6.931s, 2034	$308,311	$24,138
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	543,332	80,060
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	153,198	22,420
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	115,451	12,046
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	195,229	26,564
IFB Ser. 3157, Class SA, IO, 6.831s, 2036	393,779	52,339
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	114,576	13,161
IFB Ser. 2815, Class PT, IO, 6.731s, 2032	160,968	14,690
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	73,006	7,250
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	106,653	8,957
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	214,652	20,875
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	91,051	8,693
IFB Ser. 3281, Class CI, IO, 6.431s, 2037	111,093	10,858
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	82,034	9,241
IFB Ser. 2922, Class SE, IO, 6.431s, 2035	185,549	17,391
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	173,549	17,528
IFB Ser. 3236, Class ES, IO, 6.381s, 2036	135,541	12,056
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	210,127	21,648
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	177,860	20,538
IFB Ser. 3118, Class SD, IO, 6.381s, 2036	305,623	27,492
IFB Ser. 3001, Class IH, IO, 6.381s, 2035	66,507	7,456
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	224,463	21,639
IFB Ser. 3256, Class S, IO, 6.371s, 2036	214,228	23,651
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	81,532	9,750
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	128,478	12,230
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	156,199	15,101
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	234,809	21,920
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	588,024	66,014
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	481,737	49,654
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	248,813	25,155
IFB Ser. 2990, Class LI, IO, 6.311s, 2034	159,685	18,159
IFB Ser. 3240, Class S, IO, 6.301s, 2036	501,018	52,156
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	69,956	8,265
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	206,396	24,086
IFB Ser. 3114, Class GI, IO, 6.281s, 2036	90,947	10,551
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	226,434	22,584
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	152,863	14,352
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	185,470	17,211
IFB Ser. 3346, Class SC, IO, 6.231s, 2033	575,121	65,512
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	244,714	27,785
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	129,433	10,783
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	249,701	25,812
IFB Ser. 3203, Class SE, IO, 6.181s, 2036	214,680	22,025
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	196,239	19,820
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	182,413	20,722
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	306,993	32,114
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	126,300	14,312
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	149,009	12,887
IFB Ser. 3199, Class S, IO, 6.131s, 2036	96,181	9,876
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	645,364	65,336
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	158,391	12,044
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	225,243	22,755
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	225,243	22,755
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	225,243	22,755
IFB Ser. 3311, Class ID, IO, 6.091s, 2037	225,243	22,755
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	326,052	32,939
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	305,434	29,804
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	140,137	12,107
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	612,488	58,780
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	246,763	22,604
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	481,557	44,643

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	$182,918	$17,353
IFB Ser. 3510, Class BI, IO, 5.711s, 2037	591,719	56,303
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	427,977	37,238
FRB Ser. 3232, Class FG, 0.619s, 2036	30,115	30,020
Ser. 3327, Class IF, IO, zero %, 2037	76,240	526
Ser. 3292, Class DO, PO, zero %, 2037	70,958	58,083
Ser. 3252, Class LO, PO, zero %, 2036	83,143	71,733
Ser. 3124, Class DO, PO, zero %, 2036	66,479	56,145
Ser. 201, PO, zero %, 2029	53,611	45,534
FRB Ser. 3304, Class UF, zero %, 2037	100,000	94,260
FRB Ser. 3289, Class SF, zero %, 2037	57,267	56,861
FRB Ser. 3326, Class YF, zero %, 2037	34,395	32,766
FRB Ser. 3241, Class FH, zero %, 2036	14,273	14,216
FRB Ser. 3147, Class SF, zero %, 2036	97,979	95,011
FRB Ser. 3047, Class BD, zero %, 2035	59,374	53,997
FRB Ser. 3003, Class XF, zero %, 2035	72,613	64,556
FRB Ser. 2958, Class FB, zero %, 2035	39,051	36,170

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.17s, 2043	4,402,386	20,866
Ser. 07-C1, Class XC, IO, 0.12s, 2019	11,827,822	36,489
Ser. 05-C3, Class XC, IO, 0.089s, 2045	10,488,218	26,209

GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.171s, 2036	44,000	44,061
Ser. 97-C1, Class X, IO, 1.359s, 2029	93,474	3,886
Ser. 05-C1, Class X1, IO, 0.216s, 2043	4,349,466	29,233

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	56,048
Ser. 06-C1, Class XC, IO, 0.07s, 2045	6,753,861	18,298

Government National Mortgage Association
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034	97,071	10,420
IFB Ser. 04-26, Class IS, IO, 6.882s, 2034	34,845	2,578
IFB Ser. 07-22, Class S, IO, 6.485s, 2037	144,379	14,697
IFB Ser. 05-84, Class AS, IO, 6.485s, 2035	51,898	5,350
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037	165,188	16,073
IFB Ser. 07-53, Class SY, IO, 6.42s, 2037	89,443	8,488
IFB Ser. 07-58, Class PS, IO, 6.385s, 2037	716,691	57,135
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037	125,755	9,151
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037	383,554	28,474
IFB Ser. 07-68, Class PI, IO, 6.335s, 2037	182,179	15,081
IFB Ser. 07-16, Class KU, IO, 6.335s, 2037	154,907	16,223
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037	535,856	56,043
IFB Ser. 09-13, Class SD, IO, 6.232s, 2033	1,143,003	88,776
IFB Ser. 06-26, Class S, IO, 6.185s, 2036	125,568	10,948
IFB Ser. 06-28, Class GI, IO, 6.185s, 2035	248,896	18,542
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037	170,080	14,211
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037	467,414	47,808
IFB Ser. 05-71, Class SA, IO, 6.042s, 2035	46,197	4,309
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035	161,652	14,867
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037	132,138	13,311
IFB Ser. 06-14, Class S, IO, 5.935s, 2036	177,518	14,085
IFB Ser. 07-17, Class IC, IO, 5.932s, 2037	321,034	29,080
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036	108,606	9,208
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037	315,713	26,994
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037	86,620	6,980
IFB Ser. 07-21, Class S, IO, 5.882s, 2037	267,360	19,829
IFB Ser. 05-17, Class S, IO, 5.865s, 2035	47,157	4,385
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037	154,134	11,364
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037	168,020	12,389
IFB Ser. 04-41, Class SG, IO, 5.685s, 2034	38,639	2,142
FRB Ser. 07-49, Class UF, zero %, 2037	14,728	14,256

24 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

Government National Mortgage Association
FRB Ser. 07-33, Class TB, zero %, 2037	$13,113	$13,062
FRB Ser. 07-35, Class UF, zero %, 2037	33,759	31,575
FRB Ser. 07-35, Class VF, zero %, 2037	28,949	27,196

Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	168,000	161,859
Ser. 05-GG5, Class XC, IO, 0.098s, 2037	8,400,451	19,914

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	187,000	148,834
Ser. 06-GG6, Class A2, 5.506s, 2038	89,000	86,200

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	59,000	54,280
Ser. 06-GG8, Class X, IO, 0.666s, 2039	1,591,184	32,488
Ser. 03-C1, Class X1, IO, 0.348s, 2040	610,531	10,807
Ser. 04-C1, Class X1, IO, 0.327s, 2028	1,122,187	5,707
Ser. 06-GG6, Class XC, IO, 0.074s, 2038	2,537,100	4,636

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	12,525	11,629
Ser. 05-RP3, Class 1A3, 8s, 2035	41,354	37,550
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	32,648	29,209

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	37,087	33,232
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	39,087	34,889

GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.833s, 2035	66,247	45,048

HSI Asset Loan Obligation FRB Ser. 07-AR1,
Class 2A1, 6.072s, 2037	561,376	308,757

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.424s, 2037	459,499	249,334

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR9, Class 2A1, 6.69s, 2037	287,581	143,790
FRB Ser. 06-AR25, Class 5A1, 6.059s, 2036	85,504	39,402
FRB Ser. 07-AR15, Class 1A1, 5.971s, 2037	280,847	148,849
FRB Ser. 05-AR31, Class 3A1, 5.702s, 2036	412,097	218,412
FRB Ser. 07-AR11, Class 1A1, 5.292s, 2037	238,330	97,715
FRB Ser. 05-AR5, Class 4A1, 5.253s, 2035	239,285	110,294

JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.061s, 2036	243,951	120,993
FRB Ser. 06-A1, Class 5A1, 5.935s, 2036	200,295	118,174
FRB Ser. 06-A6, Class 1A1, 0.474s, 2036	127,428	54,151

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	36,540
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	196,000	84,146
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	1,563,000	1,269,067
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	234,000	184,699
Ser. 07-CB20, Class A3, 5.863s, 2051	469,000	377,294
Ser. 07-LD12, Class A2, 5.827s, 2051	433,000	398,333
Ser. 06-CB15, Class A4, 5.814s, 2043	258,000	197,761
Ser. 07-CB20, Class A4, 5.794s, 2051	102,000	76,860
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	49,548
Ser. 06-LDP8, Class X, IO, 0.761s, 2045	2,115,191	41,876
Ser. 06-CB17, Class X, IO, 0.7s, 2043	2,036,737	39,620
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	3,044,693	49,621
Ser. 07-LDPX, Class X, IO, 0.525s, 2049	3,468,818	38,131
Ser. 06-CB16, Class X1, IO, 0 1/8s, 2045	2,405,397	19,499

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	43,309
Ser. 05-CB12, Class X1, IO, 0.141s, 2037	3,324,034	19,765
Ser. 07-CB20, Class X1, IO, 0.113s, 2051	6,050,810	41,762

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	$35,110	$23,814
Ser. 99-C1, Class G, 6.41s, 2031	37,135	8,340
Ser. 98-C4, Class H, 5.6s, 2035	50,000	38,979

LB-UBS Commercial Mortgage Trust Ser. 04-C7,
Class A6, 4.786s, 2029	83,000	69,987

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	1,449,342	33,741
Ser. 03-C5, Class XCL, IO, 0.287s, 2037	959,475	15,806
Ser. 05-C3, Class XCL, IO, 0.224s, 2040	2,576,038	34,737
Ser. 05-C2, Class XCL, IO, 0.194s, 2040	3,904,232	25,646
Ser. 05-C7, Class XCL, IO, 0.169s, 2040	3,755,567	19,381
Ser. 05-C5, Class XCL, IO, 0.169s, 2020	3,166,266	27,679
Ser. 06-C7, Class XCL, IO, 0.138s, 2038	2,557,252	24,258
Ser. 06-C1, Class XCL, IO, 0.114s, 2041	5,528,703	33,305

Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 1.269s, 2017	52,000	31,200
FRB Ser. 05-LLFA, Class J, 1.119s, 2018	20,000	10,000

Lehman Mortgage Trust
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037	167,635	18,470
IFB Ser. 07-4, Class 2A2, IO, 6.356s, 2037	704,177	71,615
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037	564,060	56,914
IFB Ser. 07-5, Class 10A2, IO, 6.026s, 2037	338,206	32,610

MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.189s, 2034	5,364	2,901
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	71,443	243
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	220,330	386

MASTR Alternative Loans Trust Ser. 06-3,
Class 1A1, 6 1/4s, 2036	156,118	91,573

MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	52,394	57,797

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.928s, 2027	77,514	49,622

Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.148s, 2049	7,883,165	51,699

Merrill Lynch Floating Trust 144A FRB
Ser. 06-1, Class TM, 0.819s, 2022	99,963	64,976

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.986s, 2030	31,000	18,215
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	182,097	133,238

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	128,000	103,684
FRB Ser. 07-C1, Class A4, 6.022s, 2050	103,000	74,109
Ser. 05-MCP1, Class XC, IO, 0.156s, 2043	3,166,333	22,798

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.435s, 2039	760,852	10,272
Ser. 05-LC1, Class X, IO, 0.1s, 2044	1,679,684	8,150

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	316,000	235,506
FRB Ser. 07-8, Class A2, 6.119s, 2049	152,000	134,900

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	116,822	11,682
Ser. 05-C3, Class X, IO, 5.555s, 2044	130,925	10,474
Ser. 06-C4, Class X, IO, 5.454s, 2016	546,232	43,699

Morgan Stanley Capital 144A Ser. 05-RR6,
Class X, IO, 1.68s, 2043	887,375	24,128

Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	76,000	67,640
FRB Ser. 06-IQ11, Class A4, 5.771s, 2042	258,000	214,750

Putnam VT Global Asset Allocation Fund 25

MORTGAGE-BACKED SECURITIES (12.7%)* cont.	Principal amount	Value

Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	$119,000	$102,220
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	88,377

Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	100,000	7,000
Ser. 04-RR, Class F6, 6s, 2039	100,000	6,000
Ser. 05-HQ5, Class X1, IO, 0.188s, 2042	1,382,870	5,504

Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.691s, 2035 F	159,881	75,943

Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.185s, 2030	49,000	32,830

Nomura Asset Acceptance Corp. Ser. 04-R3,
Class PT, 7.005s, 2035	24,293	17,146

Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	16,760	15,313

Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	60,730	57,645

Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	346,999	201,259

Saco I Trust FRB Ser. 05-10, Class 1A1,
0.574s, 2033	43,428	7,344

Salomon Brothers Mortgage Securities VII
144A Ser. 02-KEY2, Class X1, IO, 0.617s, 2036	1,088,443	36,245

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	538,883	290,997
FRB Ser. 06-9, Class 1A1, 5.671s, 2036	92,403	42,890
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	83,448	52,572

Structured Adjustable Rate Mortgage Loan
Trust 144A Ser. 04-NP2, Class A, 0.664s, 2034	37,637	24,841

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037	2,057,754	182,729
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,218,762	65,794

Structured Asset Securities Corp. 144A
Ser. 08-RF1, Class AI, IO, 4.509s, 2037	1,879,141	129,285

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	249,000	197,113
Ser. 07-C30, Class A3, 5.246s, 2043	277,000	241,394
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	127,131
Ser. 07-C34, IO, 0.519s, 2046	1,631,866	24,773

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.562s, 2035	721,907	16,156
Ser. 05-C18, Class XC, IO, 0.152s, 2042	3,673,383	25,016
Ser. 06-C27, Class XC, IO, 0.123s, 2045	2,743,338	13,677
Ser. 06-C23, Class XC, IO, 0.081s, 2045	2,877,198	8,593
Ser. 06-C26, Class XC, IO, 0.061s, 2045	1,700,677	3,053

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	2,188
Ser. 06-SL1, Class X, IO, 0.935s, 2043	353,032	10,277

WAMU Mortgage Pass-Through Certificates 144A
Ser. 04-RP1, Class 1S, IO, 5.309s, 2034	719,853	63,039

Total mortgage-backed securities (cost $26,108,703)		$25,655,927

ASSET-BACKED SECURITIES (3.2%)*	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.464s, 2036	$62,000	$12,621
FRB Ser. 06-HE3, Class A2C, 0.464s, 2036	75,000	19,551

Ace Securities Corp. 144A Ser. 03-MH1,
Class M2, 6 1/2s, 2030	27,997	22,113

ASSET-BACKED SECURITIES (3.2%)* cont.	Principal amount	Value

Aegis Asset Backed Securities Trust 144A
Ser. 04-6N, Class Note, 4 3/4s,
2035 (In default) †	$2,980	$—

AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 0.724s, 2029	107,717	46,687

American Express Credit Account Master Trust
144A Ser. 04-C, Class C, 0.819s, 2012	13,650	13,633

Ameriquest Mortgage Securities, Inc. FRB
Ser. 06-R1, Class M10, 2.814s, 2036	54,000	732

Argent Securities, Inc. FRB Ser. 06-W4,
Class A2C, 0.474s, 2036	133,000	42,479

Asset Backed Funding Certificates FRB
Ser. 05-WMC1, Class M1, 0.754s, 2035	60,000	25,800

Asset Backed Securities Corp. Home Equity
Loan Trust
FRB Ser. 06-HE2, Class A3, 0.504s, 2036	21,009	10,802
FRB Ser. 06-HE4, Class A5, 0.474s, 2036	80,980	48,160
FRB Ser. 06-HE7, Class A4, 0.454s, 2036	42,000	12,516

BankAmerica Manufactured Housing Contract
Trust Ser. 97-2, Class M, 6.9s, 2028	52,000	67,485

Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	39,000	34,460

Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.316s, 2039	220,755	126,669
FRB Ser. 04-D, Class A, 0.698s, 2044	41,668	35,539

Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.664s, 2038	20,159	12,096
FRB Ser. 03-SSRA, Class A, 1.014s, 2038	20,159	13,104
FRB Ser. 04-SSRA, Class A1, 0.914s, 2039	28,831	13,550

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 0.904s, 2043	64,846	43,724
FRB Ser. 03-1, Class A1, 0.814s, 2042	50,878	38,057
FRB Ser. 05-3, Class A1, 0.764s, 2035	30,569	22,486

Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	273,565	142,288
Ser. 00-A, Class A2, 7.575s, 2030	47,802	24,511
Ser. 99-B, Class A-5, 7.44s, 2020	178,430	90,999
Ser. 99-B, Class A3, 7.18s, 2015	180,926	88,301
Ser. 99-B, Class A2, 6.975s, 2012	6,239	2,308

Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	83,951	5,836
Ser. 00-5, Class A7, 8.2s, 2032	123,000	90,008
Ser. 00-5, Class A6, 7.96s, 2032	264,413	195,888
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	40,330
Ser. 02-2, Class M1, 7.424s, 2033	32,000	18,142
Ser. 01-4, Class A4, 7.36s, 2033	194,769	167,049
Ser. 00-6, Class A5, 7.27s, 2031	58,710	48,609
Ser. 01-1, Class A5, 6.99s, 2032	674,653	547,795
Ser. 01-3, Class A4, 6.91s, 2033	74,194	61,122
Ser. 02-1, Class A, 6.681s, 2033	93,650	85,841
FRB Ser. 02-1, Class M1A, 2.359s, 2033	356,000	122,502

Countrywide Asset Backed Certificates FRB
Ser. 04-6, Class 2A5, 0.704s, 2034	46,740	31,049

Fieldstone Mortgage Investment Corp. FRB
Ser. 05-1, Class M3, 0.854s, 2035	31,243	27,823

First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
0.464s, 2036	97,000	33,881

26 Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)* cont.	Principal amount	Value

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.644s, 2036	$137,000	$47,916
FRB Ser. 06-2, Class 2A3, 0.484s, 2036	230,000	59,908

GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 1.164s, 2018	9,141	7,587

GEBL 144A
Ser. 04-2, Class D, 3.069s, 2032	63,776	3,827
Ser. 04-2, Class C, 1.169s, 2032	63,776	6,378

Granite Mortgages PLC FRB Ser. 03-3,
Class 1C, 3.557s, 2044	45,153	5,350

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	80,451	46,615
Ser. 96-5, Class M1, 8.05s, 2027	33,057	24,030
Ser. 96-6, Class M1, 7.95s, 2027	173,000	124,574
Ser. 99-5, Class A5, 7.86s, 2030	404,951	308,376
Ser. 97-2, Class A7, 7.62s, 2028	8,940	8,094
Ser. 96-2, Class M1, 7.6s, 2026	98,000	70,513
Ser. 97-6, Class A9, 7.55s, 2029	27,600	21,781
Ser. 97-4, Class A7, 7.36s, 2029	45,856	36,621
Ser. 96-10, Class M1, 7.24s, 2028	63,000	48,048
Ser. 97-6, Class M1, 7.21s, 2029	73,000	34,075
Ser. 97-3, Class A5, 7.14s, 2028	12,252	10,653
Ser. 97-6, Class A8, 7.07s, 2029	7,890	7,413
Ser. 98-4, Class A7, 6.87s, 2030	17,238	14,306
Ser. 97-7, Class A8, 6.86s, 2029	27,167	22,498
Ser. 93-3, Class B, 6.85s, 2018	10,030	7,187
Ser. 99-3, Class A7, 6.74s, 2031	16,526	15,091
Ser. 98-6, Class A7, 6.45s, 2030	7,595	7,378
Ser. 99-2, Class A7, 6.44s, 2030	64,134	46,157
Ser. 98-7, Class M1, 6.4s, 2030	20,000	7,589

Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	600,946	390,615
Ser. 99-5, Class A4, 7.59s, 2028	52,196	47,368

GS Auto Loan Trust 144A Ser. 04-1, Class D,
5s, 2011	21,383	21,169

GSAMP Trust FRB Ser. 06-HE5, Class A2C,
0.464s, 2036	342,000	90,141

High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 1.474s, 2036	91,947	34,021

Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.644s, 2036	69,000	26,596

Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class M1, 6.63s, 2028	10,000	3,568

Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	620,602	368,410
IFB Ser. 07-3, Class 4B, IO, 6.376s, 2037	242,610	24,751

LNR CDO, Ltd. 144A FRB Ser. 03-1A,
Class EFL, 3.317s, 2036	120,000	8,400

Local Insight Media Finance, LLC Ser. 07-1W,
Class A1, 5.53s, 2012 F	289,104	125,760

Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.574s, 2036	66,000	17,399
FRB Ser. 06-1, Class 2A3, 0.504s, 2036	85,386	38,094

Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	11,973	9,076
FRB Ser. 02-1A, Class A1, 1.015s, 2024	10,268	8,903

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	35,246	15,682

Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	5,718	5,385

New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	57,147	47,440

ASSET-BACKED SECURITIES (3.2%)* cont.	Principal amount		Value

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.474s, 2036		$82,000	$30,457
FRB Ser. 06-2, Class A2C, 0.464s, 2036		82,000	20,354

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		56,562	29,134
Ser. 95-B, Class B1, 7.55s, 2021		22,151	12,383
Ser. 00-D, Class A3, 6.99s, 2022		6,091	5,866
Ser. 98-A, Class M, 6.825s, 2028		31,000	14,221
Ser. 01-E, Class A4, 6.81s, 2031		112,329	87,045
Ser. 99-B, Class A3, 6.45s, 2017		34,909	26,832
Ser. 01-E, Class A, IO, 6s, 2009		107,561	2,048
Ser. 01-D, Class A3, 5.9s, 2022		80,449	35,582
Ser. 02-C, Class A1, 5.41s, 2032		159,431	105,224

Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		51,886	41,647

Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017		1,241	1,215

People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1, Class 1A2,
0.444s, 2036		128,000	42,721

Pillar Funding PLC 144A FRB Ser. 04-2A,
Class C, 1.509s, 2011 (United Kingdom)		100,000	95,000

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.504s, 2036		82,332	45,527
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037		114,000	36,094

Residential Asset Securities Corp. 144A
Ser. 04-NT, Class Note, 4 1/2s,
2034 (In default) †		4,095	20

Securitized Asset Backed Receivables, LLC
FRB Ser. 07-NC2, Class A2B, 0.454s, 2037		107,000	30,401
FRB Ser. 07-BR5, Class A2A, 0.444s, 2037		162,371	98,234
FRB Ser. 07-BR4, Class A2A, 0.404s, 2037		206,776	125,934

SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO, 0.524s, 2036		139,000	32,848

Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.484s, 2036		66,000	37,331
FRB Ser. 06-3, Class A3, 0.474s, 2036		344,000	139,396

Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 0.574s, 2036		66,000	1,532

Structured Asset Receivables Trust 144A FRB
Ser. 05-1, 1.602s, 2015		233,009	144,466

TIAA Real Estate CDO, Ltd. 144A FRB
Ser. 02-1A, Class III, 7.6s, 2037		100,000	12,000

WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.424s, 2037		697,951	390,853

Total asset-backed securities (cost $10,478,547)			$6,405,654

PURCHASED OPTIONS	Expiration date/	Contract	Value
OUTSTANDING (1.1%)*	strike price	amount

Citigroup, Inc. (Call)	Sep-09/$5.00	$48,994	$1,470

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 5.355% versus
the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.355	7,480,000	52,179

Option on an interest rate swap with
Goldman Sachs International for the right
to receive a fixed rate of 5.355% versus
the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.355	7,480,000	946,374

Putnam VT Global Asset Allocation Fund 2 7

PURCHASED OPTIONS	Expiration date/	Contract	Value
OUTSTANDING (1.1%)* cont.	strike price	amount

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.355	$7,480,000	$960,507

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 5.355% versus
the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.355	7,480,000	58,419

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 4.23%
versus the three month USD-LIBOR-BBA
maturing June 9, 2020.	Jun-10/4.23	2,081,000	111,958

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 4.235%
versus the three month USD-LIBOR-BBA
maturing June 11, 2020.	Jun-10/4.235	2,081,000	112,374

Porsche Automobil Holding SE
(Preference) (Call)	EUR Aug-09/47.00	256	1,822

Porsche Automobil Holding SE
(Preference) (Call)	EUR Au-09/49.28	358	1,697

Wienerberger AG (Call)	EUR Jul-09/9.00	2,191	861

Total purchased options outstanding (cost $1,232,068)			$2,247,661

INVESTMENT COMPANIES (1.1%)*		Shares	Value

Eurazeo (France)		1,327	$55,359

Harris & Harris Group, Inc. †		9,005	52,499

iShares Dow Jones U.S. Real Estate Index Fund		8,800	284,592

iShares MSCI EAFE Index Fund		824	37,747

iShares Russell 2000 Growth Index Fund		2,283	129,423

iShares Russell 2000 Value Index Fund		1,429	66,491

MCG Capital Corp.		8,144	19,790

S&P 500 Index Depository Receipts
(SPDR Trust Series 1)		12,223	1,123,538

SPDR KBW Bank ETF		21,400	386,295

Total investment companies (cost $2,100,365)			$2,155,734

SENIOR LOANS (0.6%)* [c]	Principal amount		Value

Basic materials (0.1%)
Huntsman International, LLC bank term loan
FRN Ser. B, 2.058s, 2014		$257,374	$229,706

NewPage Holding Corp. bank term loan FRN
4.067s, 2014		13,655	11,755

			241,461
Capital goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank
term loan FRN 3.22s, 2014		7,482	5,065

Hawker Beechcraft Acquisition Co., LLC bank
term loan FRN Ser. B, 2.616s, 2014		149,167	100,968

Polypore, Inc. bank term loan FRN Ser. B,
2.59s, 2014		17,774	16,219

Sequa Corp. bank term loan FRN 4.057s, 2014		24,615	19,158

Wesco Aircraft Hardware Corp. bank term loan
FRN 2.57s, 2013		18,000	15,696

			157,106
Communication services (0.1%)
Fairpoint Communications, Inc. bank term
loan FRN Ser. B, 5 3/4s, 2015		99,539	74,406

SENIOR LOANS (0.6%)* [c] cont.	Principal amount	Value

Communication services cont.
Intelsat Corp. bank term loan FRN Ser. B2,
2.819s, 2011	$4,710	$4,277

Intelsat Corp. bank term loan FRN Ser. B2-A,
2.819s, 2013	4,710	4,278

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.819s, 2013	4,710	4,277

Intelsat, Ltd. bank term loan FRN 3.319s,
2014 (Bermuda)	85,000	70,284

Level 3 Communications, Inc. bank term loan
FRN 3.155s, 2014	18,000	14,934

MetroPCS Wireless, Inc. bank term loan FRN
3.066s, 2013	7,091	6,735

TW Telecom, Inc. bank term loan FRN Ser. B,
2.32s, 2013	13,029	12,164

West Corp. bank term loan FRN 2.689s, 2013	17,818	16,291

		207,646
Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term loan FRN
Ser. B, 2.809s, 2013	17,824	16,799

Allison Transmission, Inc. bank term loan
FRN Ser. B, 3.071s, 2014	62,404	49,321

Building Materials Holdings Corp. bank term loan
FRN 3.067s, 2014	20,000	17,360

Dex Media West, LLC/Dex Media Finance Co.
bank term loan FRN Ser. B, 7s, 2014	47,201	38,823

Goodman Global Holdings, Inc. bank term loan
FRN Ser. B, 6 1/2s, 2011	191,405	182,313

Harrah’s Operating Co., Inc. bank term loan
FRN Ser. B2, 4.092s, 2015	15,754	11,500

Lear Corp. bank term loan FRN 3.168s, 2013	15,950	11,092

National Bedding Co. bank term loan FRN
2.38s, 2011	7,899	6,740

Navistar Financial Corp. bank term loan FRN
4.271s, 2012	4,800	4,131

Navistar International Corp. bank term loan
FRN 3.569s, 2012	13,200	11,360

Travelport bank term loan FRN Ser. B,
3.146s, 2013	7,191	5,618

Travelport bank term loan FRN Ser. DD,
2.819s, 2013	10,646	8,324

TRW Automotive, Inc. bank term loan FRN
Ser. B, 1 7/8s, 2014	35,000	30,742

Univision Communications, Inc. bank term
loan FRN Ser. B, 2.569s, 2014	18,000	13,378

Visteon Corp. bank term loan FRN Ser. B1,
4.14s, 2013	95,000	38,950

Yankee Candle Co., Inc. bank term loan FRN
3.207s, 2014	10,418	9,272

		455,723
Consumer staples (—%)
Pinnacle Foods Holding Corp. bank term loan
FRN Ser. B, 3.066s, 2014	17,729	15,742

Spectrum Brands, Inc. bank term loan FRN
2.803s, 2013 (In default) †	1,149	1,018

Spectrum Brands, Inc. bank term loan FRN
Ser. B1, 7.019s, 2013 (In default) †	16,679	14,789

		31,549
Health care (—%)
Health Management Associates, Inc. bank term
loan FRN 2.97s, 2014	16,637	14,622

IASIS Healthcare Corp. bank term loan FRN
Ser. DD, 2.319s, 2014	4,272	3,904

28 Putnam VT Global Asset Allocation Fund

SENIOR LOANS (0.6%)* [c] cont.		Principal amount		Value

Health care cont.
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN 7.62s, 2014			$1,151	$1,051

IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. B, 2.319s, 2014			12,345	11,280

Sun Healthcare Group, Inc. bank term loan
FRN 2.1s, 2014			3,001	2,633

Sun Healthcare Group, Inc. bank term loan
FRN Ser. B, 3.175s, 2014			19,655	17,248

				50,738
Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1,
3.065s, 2014			17,729	13,253

First Data Corp. bank term loan FRN Ser. B3,
3.065s, 2014			123,430	92,225

Freescale Semiconductor, Inc. bank term loan
FRN 12 1/2s, 2014			12,081	10,540

				116,018
Utilities and power (—%)
Energy Future Holdings Corp. bank term loan
FRN Ser. B2, 3.821s, 2014			17,729	12,639

				12,639
Total senior loans (cost $1,502,789)				$1,272,880

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)* Principal amount				Value

Brazil (Federal Republic of) notes
zero %, 2012		BRL 853		$425,159

Total foreign government bonds and notes (cost $497,460)				$425,159

MUNICIPAL BONDS AND NOTES (—%)*		Principal amount		Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34			$45,000	$30,041

Tobacco Settlement Fin. Auth. of WVA Rev.
Bonds, Ser. A, 7.467s, 6/1/47			100,000	67,190

Total municipal bonds and notes (cost $144,995)				$97,231

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount		Value

ArcelorMittal cv. sr. unsec. unsub. notes
5s, 2014 (Luxembourg)			$10,000	$12,625

General Cable Corp. cv. company
guaranty sr. unsec. unsub. notes 0 7/8s, 2013			5,000	4,538

General Growth Properties, Inc.
144A cv. sr. notes 3.98s, 2027 (In default) † R			110,000	37,400

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			8,000	8,750

Trinity Industries, Inc. cv. unsec.
sub. notes 3 7/8s, 2036			25,000	13,625

Total convertible bonds and notes (cost $144,402)				$76,938

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Baoshan Iron & Steel
Co. 144A (China)	12/23/09	0.001	63,600	$65,546

Vertis Holdings, Inc. F	10/18/15	0.01	22	—

Total warrants (cost $46,694)				$65,546

PREFERRED STOCKS (—%)*			Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.			43	$18,493

Total preferred stocks (cost $15,483)				$18,493

CONVERTIBLE PREFERRED STOCKS (—%)*			Shares	Value

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †			140	$175

Total convertible preferred stocks (cost $131,961)				$175

SHORT-TERM INVESTMENTS (22.8%)*	Principal amount/shares	Value

Short-term investments held as collateral
for loaned securities with yields ranging
from 0.01% to 0.89% and due dates ranging
from July 1, 2009 to August 7, 2009 d	$1,664,654	$1,664,599

Putnam Money Market Liquidity Fund e	29,156,543	29,156,543

SSgA U.S. Government Prime Money Market Fund i	850,000	850,000

U.S. Treasury Bill, Zero%, November 19, 2009 i	$910,000	909,090

U.S. Treasury Bills, for effective yields
ranging from 0.61% to 0.70%,
December 17, 2009 #	4,668,000	4,652,726

U.S. Treasury Bill for an effective yield
of 0.62%, November 19, 2009 #	8,757,000	8,735,563

Total short-term investments (cost $45,969,111)		$45,968,521
Total investments (cost $277,921,700)		$258,504,194

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
Key to other fixed-income security abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
PO	Principal Only
TBA	To Be Announced Commitments
VRDN	Variable Rate Demand Notes

* Percentages indicated are based on net assets of $201,747,012.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at June 30, 2009.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund.

Putnam VT Global Asset Allocation Fund 29

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs. On June 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts (Note 1).

S Securities on loan, in part or in entirety, at June 30, 2009.

At June 30, 2009, liquid assets totaling $78,887,426 have been designated as collateral for open forward commitments, swap contracts, options and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

See Note (1) to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

FORWARD CURRENCY CONTRACTS TO BUY
at 6/30/09 (aggregate				Unrealized
face value $44,353,945)		Aggregrate	Delivery	appreciation/
(Unaudited)	Value	face value	date	(depreciation)

Australian Dollar	$10,584,446	$10,582,250	7/15/09	$2,196

Brazilian Real	539,441	541,248	7/15/09	(1,807)

British Pound	3,371,662	3,366,983	7/15/09	4,679

Canadian Dollar	727,943	782,589	7/15/09	(54,646)

Chilean Peso	419,166	399,527	7/15/09	19,639

Czech Koruna	34,101	33,252	7/15/09	849

Danish Krone	322,533	328,487	7/15/09	(5,954)

Euro	14,159,170	14,284,374	7/15/09	(125,204)

Hungarian Forint	226,290	215,813	7/15/09	10,477

Japanese Yen	4,888,090	4,923,984	7/15/09	(35,894)

Mexican Peso	274,687	271,089	7/15/09	3,598

Norwegian Krone	5,252,867	5,404,464	7/15/09	(151,597)

Polish Zloty	295,748	292,740	7/15/09	3,008

Singapore Dollar	587,892	590,103	7/15/09	(2,211)

South African Rand	363,956	346,815	7/15/09	17,141

South Korean Won	390,804	396,888	7/15/09	(6,084)

Swedish Krona	914,988	938,969	7/15/09	(23,981)

Swiss Franc	122,846	125,015	7/15/09	(2,169)

Taiwan Dollar	141,098	142,335	7/15/09	(1,237)

Turkish Lira (New)	387,241	387,020	7/15/09	221

Total				$(348,976)

FORWARD CURRENCY CONTRACTS TO SELL
at 6/30/09 (aggregate				Unrealized
face value $51,661,585)		Aggregrate	Delivery	appreciation/
(Unaudited)	Value	face value	date	(depreciation)

Australian Dollar	$1,019,554	$1,021,911	7/15/09	$2,357

Brazilian Real	484,035	485,614	7/15/09	1,579

British Pound	10,559,714	10,514,989	7/15/09	(44,725)

Canadian Dollar	5,292,159	5,628,063	7/15/09	335,904

Czech Koruna	183,278	177,496	7/15/09	(5,782)

Euro	14,982,548	15,156,785	7/15/09	174,237

Hong Kong Dollar	105,877	105,862	7/15/09	(15)

Hungarian Forint	239,569	227,727	7/15/09	(11,842)

Japanese Yen	2,544,757	2,543,365	7/15/09	(1,392)

Mexican Peso	389,517	384,329	7/15/09	(5,188)

New Zealand Dollar	359,247	354,578	7/15/09	(4,669)

Norwegian Krone	794,696	826,377	7/15/09	31,681

Polish Zloty	290,925	287,795	7/15/09	(3,130)

Singapore Dollar	1,276,182	1,281,140	7/15/09	4,958

South African Rand	550,866	524,490	7/15/09	(26,376)

South Korean Won	232,646	236,144	7/15/09	3,498

Swedish Krona	3,310,333	3,383,771	7/15/09	73,438

Swiss Franc	7,871,562	7,984,287	7/15/09	112,725

Taiwan Dollar	528,686	534,412	7/15/09	5,726

Turkish Lira (New)	2,461	2,450	7/15/09	(11)

Total				$642,973

FUTURES CONTRACTS				Unrealized
OUTSTANDING at	Number of		Expiration	appreciation/
6/30/09 (Unaudited)	contracts	Value	date	(depreciation)

Amsterdam Exchanges
index (Short)	9	$643,046	Jul-09	$9,060

Australian Government
Treasury Bond 10 yr (Long)	22	12,586,266	Sep-09	13,243

Canadian Government
Bond 10 yr (Long)	23	2,400,981	Sep-09	9,398

DAX Index (Long)	2	338,329	Sep-09	(5,693)

Dow Jones Euro Stoxx 50
Index (Short)	275	9,258,678	Sep-09	139,000

Euro-Bobl 5 yr (Long)	7	1,134,643	Sep-09	7,206

Euro-Bund 10 yr (Long)	94	15,979,654	Sep-09	271,731

Euro-CAC 40 Index (Long)	34	1,497,001	Jul-09	(44,515)

Euro-Dollar 90 day (Short)	35	8,691,375	Sep-09	(160,435)

Euro-Dollar 90 day (Short)	43	10,652,713	Dec-09	(248,317)

Euro-Dollar 90 day (Short)	2	494,125	Mar-10	(12,530)

Euro-Euribor Interest Rate
90 day (Long)	12	4,116,809	Dec-10	5,028

Euro-Euribor Interest Rate
90 day (Long)	14	4,820,388	Sep-10	14,252

Euro-Euribor Interest Rate
90 day (Short)	12	4,162,088	Dec-09	(24,891)

Euro-Euribor Interest Rate
90 day (Short)	14	4,862,403	Sep-09	(27,899)

Euro-Schatz 2 yr (Short)	2	302,983	Sep-09	(189)

Hang Seng Index (Short)	7	831,892	Jul-09	(105)

IBEX 35 Index (Short)	2	272,853	Jul-09	(6,489)

Japanese Government Bond
10 yr (Long)	3	4,300,394	Sep-09	73,282

Japanese Government Bond
10 yr (Short)	4	5,733,859	Sep-09	(50,258)

Japanese Government Bond
10 yr Mini (Short)	6	860,702	Sep-09	(16,062)

NASDAQ 100 Index E-Mini (Short) 37		1,092,425	Sep-09	13,653

30 Putnam VT Global Asset Allocation Fund

FUTURES CONTRACTS				Unrealized
OUTSTANDING at	Number of		Expiration	appreciation/
6/30/09 (Unaudited) cont.	contracts	Value	date	(depreciation)

New Financial Times
Stock Exchange 100 Index
(Short)	38	$2,638,435	Sep-09	$60,255

OMXS 30 Index (Short)	78	805,011	Jul-09	101

Russell 2000 Index Mini (Short)	60	3,043,200	Sep-09	93,180

S&P 500 Index (Long)	8	1,831,000	Sep-09	(25,930)

S&P 500 Index E-Mini (Long)	422	19,317,050	Sep-09	(413,091)

S&P 500 Index E-Mini (Short)	211	9,658,525	Sep-09	220,601

S&P Mid Cap 400 Index
E-Mini (Long)	80	4,613,600	Sep-09	(149,760)

SGX MSCI Singapore
Index (Short)	10	385,333	Jul-09	(594)

SPI 200 Index (Long)	38	2,991,443	Sep-09	4,619

SPI 200 Index (Short)	12	944,666	Sep-09	(1,480)

Sterling 90 day (Long)	2	400,702	Sep-10	(1,971)

Sterling Interest Rate
90 day (Short)	2	406,916	Sep-09	(1,220)

Tokyo Price Index (Long)	10	959,622	Sep-09	4,520

Tokyo Price Index (Short)	38	3,646,564	Sep-09	(17,532)

U.K. Gilt 10 yr (Long)	4	777,486	Sep-09	(1,724)

U.K. Gilt 10 yr (Short)	30	5,831,145	Sep-09	(20,625)

U.S. Treasury Bond 20 yr (Long)	106	12,546,094	Sep-09	140,256

U.S. Treasury Bond 20 yr (Short)	15	1,775,391	Sep-09	(24,823)

U.S. Treasury Note 2 yr (Short)	71	15,351,531	Sep-09	26,289

U.S. Treasury Note 5 yr (Long)	34	3,900,438	Sep-09	(405)

U.S. Treasury Note 10 yr (Long)	133	15,463,328	Sep-09	19,376

U.S. Treasury Note 10 yr (Short)	92	10,696,438	Sep-09	(82,660)

Total				$(214,148)

WRITTEN OPTIONS
OUTSTANDING at 6/30/09		Expiration
(premiums received $2,235,163)	Contract	date/
(Unaudited)	amount	strike price	Value

Citigroup, Inc. (Put)	$48,994	Sep-09/$5.00	$115,626

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA
maturing February 18, 2020.	7,801,000	Feb-10/5.215	889,002

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.215% versus the three month
USD-LIBOR-BBA maturing
February 18, 2020.	7,801,000	Feb-10/5.215	125,284

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.08%
versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	5,475,000	Feb-10/5.08	573,233

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	5,475,000	Feb-10/5.22	624,369

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.08% versus the three month
USD-LIBOR-BBA maturing
February 24, 2020.	5,475,000	Feb-10/5.08	101,999

WRITTEN OPTIONS
OUTSTANDING at 6/30/09			Expiration
(premiums received $2,235,163)		Contract	date/
(Unaudited) cont.		amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.22% versus the three month
USD-LIBOR-BBA maturing
February 24, 2020.	$5,475,000		Feb-10/5.22	$89,735

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the obligation to receive a fixed rate of
5.23% versus the three month
USD-LIBOR-BBA maturing June 9, 2020.		2,081,000	Jun-10/5.23	46,385

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.235% versus the three month
USD-LIBOR-BBA maturing June 11, 2020.		2,081,000	Jun-10/5.235	46,407

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of
5.51% versus the three month
USD-LIBOR-BBA maturing May 14, 2022.		1,966,000	May-12/5.51	220,644

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.51% versus the three month
USD-LIBOR-BBA maturing May 14, 2022.		1,966,000	May-12/5.51	91,635

Porsche Automobil Holding SE
(Preference) (Put)	EUR	371	Aug-09/43.00	1,373

Porsche Automobil Holding SE
(Preference) (Put)	EUR	390	Aug-09/40.32	1,174

Wienerberger AG (Put)	EUR	2,602	Jul-09/8.50	731

Wienerberger AG (Put)	EUR	2,667	Jul-09/7.50	393

Total				$2,927,990

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09
(proceeds receivable $5,853,672) (Unaudited)
		Principal	Settlement
Agency		amount	date	Value

FNMA, 4 1/2s, July 1, 2039	$6,000,000		7/13/09	$5,985,000

Total				$5,985,000

Putnam VT Global Asset Allocation Fund 31

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,261,000		$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$98,542

	1,000,000		—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(74,402)

	20,731,000		—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	744,638

	13,516,000		—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(632,368)

	28,048,000		—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	852,391

	2,845,000		(11,988)	10/8/38	3 month USD-LIBOR-BBA	4.30%	76,703

	5,377,000		2,030	10/20/18	3 month USD-LIBOR-BBA	4.60%	426,159

	14,559,000		(13,235)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(427,481)

	4,768,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(380,132)

	2,857,000		—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	116,634

	1,375,000		—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(165,862)

Barclays Bank PLC
	36,755,000		—	12/9/10	3 month USD-LIBOR-BBA	2.005%	474,094

	5,954,000		—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(518,015)

	30,613,000		—	12/17/13	2.42875%	3 month USD-LIBOR-BBA	454,738

Citibank, N.A.
GBP	2,720,000	E	—	6/9/11	6 month GBP-LIBOR-BBA	3.0575%	4,970

GBP	2,720,000		—	6/9/10	1.7075%	6 month GBP-LIBOR-BBA	(6,251)

GBP	2,700,000	E	—	6/10/11	6 month GBP-LIBOR-BBA	3.09%	6,133

EUR	591,500	E	—	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	2,599

EUR	676,000	E	—	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	2,168

MXN	7,010,000		—	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	41,728

MXN	2,105,000		—	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	12,765

	$18,139,000		—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	755,035

	20,724,000		—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,295,146)

	13,650,000		—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	426,794

	6,946,000		—	3/27/14	3 month USD-LIBOR-BBA	2.335%	(128,615)

	1,123,000		—	4/6/39	3.295%	3 month USD-LIBOR-BBA	162,515

	1,944,000		—	5/11/39	3.8425%	3 month USD-LIBOR-BBA	100,423

Credit Suisse International
	5,610,000		—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	174,923

	5,149,000		—	9/23/10	3 month USD-LIBOR-BBA	3.32%	190,213

	18,283,000		—	10/9/10	3 month USD-LIBOR-BBA	2.81%	475,003

	1,952,000		—	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(84,266)

	5,000,000		—	12/5/20	3 month USD-LIBOR-BBA	3.01%	(390,180)

	6,866,000		—	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(767,005)

	11,480,000		122,703	12/10/38	3 month USD-LIBOR-BBA	2.69%	(2,764,172)

	196,248,000		—	1/30/11	1.4725%	3 month USD-LIBOR-BBA	(1,451,504)

	19,096,000		—	1/30/29	3 month USD-LIBOR-BBA	3.225%	(2,059,369)

	6,792,000		—	2/5/14	2.475%	3 month USD-LIBOR-BBA	54,618

	2,209,000		—	2/5/29	3 month USD-LIBOR-BBA	3.35%	(200,319)

SEK	10,760,000		—	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	(2,992)

	$600,000		—	4/28/39	3.50375%	3 month USD-LIBOR-BBA	65,913

SEK	10,760,000		—	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(7,010)

EUR	1,010,000		—	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	7,686

EUR	2,080,000		—	5/8/14	2.705%	6 month EUR-EURIBOR-REUTERS	13,306

	$1,000,000		—	6/3/19	3 month USD-LIBOR-BBA	3.92%	17,433

	3,112,000		—	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(79,049)

	7,000,000		—	6/16/11	3 month USD-LIBOR-BBA	1.689%	27,885

	15,000,000		—	6/16/24	3 month USD-LIBOR-BBA	4.306%	507,960

	8,000,000		—	6/16/39	4.361%	3 month USD-LIBOR-BBA	(287,255)

Deutsche Bank AG
	5,588,000		—	4/21/14	2.51%	3 month USD-LIBOR-BBA	87,243

	24,184,000		—	5/12/11	1.43%	3 month USD-LIBOR-BBA	(2,764)

	1,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.592%	(9,854)

32 Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$2,000,000		$—	6/9/19	3 month USD-LIBOR-BBA	4.195%	$80,494

EUR	2,720,000	E	—	6/11/11	6 month EUR-EURIBOR-REUTERS	2.45%	10,005

EUR	2,720,000		—	6/11/10	1.617%	6 month EUR-EURIBOR-REUTERS	(8,950)

EUR	2,710,000	E	—	6/14/11	6 month EUR-EURIBOR-REUTERS	2.47%	10,387

	$1,932,000		—	9/23/38	4.75%	3 month USD-LIBOR-BBA	(220,025)

	48,984,000		—	10/24/10	3 month USD-LIBOR-BBA	2.604%	1,099,188

	4,345,000		(3,721)	11/21/10	3 month USD-LIBOR-BBA	2.25%	69,890

	40,857,000		—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	392,668

	6,539,000		—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	38,621

	16,852,000		—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	114,745

	13,783,000		—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(139,277)

	7,349,000		—	12/11/18	3 month USD-LIBOR-BBA	2.94%	(449,879)

	1,871,000		—	12/16/28	3 month USD-LIBOR-BBA	2.845%	(317,293)

	11,468,000		—	12/17/23	3 month USD-LIBOR-BBA	2.81682%	(1,520,697)

	14,041,000		—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	77,620

	1,281,000		—	12/24/13	2.165%	3 month USD-LIBOR-BBA	34,315

	5,838,000		—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	161,401

	3,300,000		—	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(364,055)

	10,600,000		—	1/8/14	2.375%	3 month USD-LIBOR-BBA	109,564

	2,167,000		—	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(247,727)

	6,973,000		—	2/5/29	3 month USD-LIBOR-BBA	3.324%	(657,961)

	19,540,000		—	2/5/14	2.44661%	3 month USD-LIBOR-BBA	183,612

	14,139,000		—	2/6/14	2.5529%	3 month USD-LIBOR-BBA	62,406

	5,094,000		—	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(407,918)

	4,000,000		—	2/6/14	2.5675%	3 month USD-LIBOR-BBA	14,860

	4,000,000		—	2/9/14	2.525%	3 month USD-LIBOR-BBA	23,660

	3,000,000		—	2/10/14	2.55%	3 month USD-LIBOR-BBA	14,392

	5,990,000		—	2/10/14	2.5825%	3 month USD-LIBOR-BBA	19,467

	1,907,000		—	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(140,554)

	3,389,000		—	2/25/14	2.4675%	3 month USD-LIBOR-BBA	32,077

	160,000,000		—	3/16/11	3 month USD-LIBOR-BBA	1.6725%	1,650,875

	76,000,000		—	3/16/16	2.85%	3 month USD-LIBOR-BBA	1,753,902

	20,000,000		—	3/16/29	3 month USD-LIBOR-BBA	3.29%	(2,031,087)

	30,024,000		—	3/20/11	3 month USD-LIBOR-BBA	1.43%	160,921

	8,600,000		—	3/23/11	3 month USD-LIBOR-BBA	1.45%	47,999

	1,000,000		—	3/24/14	2.297%	3 month USD-LIBOR-BBA	20,079

	16,000,000		—	3/30/14	2.36%	3 month USD-LIBOR-BBA	284,017

	8,000,000		—	3/30/21	3 month USD-LIBOR-BBA	3.125%	(514,458)

	930,000	E	—	4/17/39	3.66904%	3 month USD-LIBOR-BBA	74,168

EUR	2,062,500	E	—	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	(7,876)

Goldman Sachs International
	$2,088,000		—	5/30/28	5.014%	3 month USD-LIBOR-BBA	(266,636)

	1,103,000		(6,827)	11/18/18	3 month USD-LIBOR-BBA	4.10%	32,233

AUD	3,100,000	E	—	2/14/12	3 month AUD-BBR-BBSW	4.39%	(33,903)

GBP	2,770,000		—	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(5,555)

GBP	2,770,000		—	4/7/14	6 month GBP-LIBOR-BBA	3.26%	(63,106)

JPMorgan Chase Bank, N.A.
	$860,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(136,177)

	6,694,000		—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(1,091,790)

	19,113,000		—	3/15/10	3 month USD-LIBOR-BBA	2.5%	370,256

	34,240,000		—	3/22/10	3 month USD-LIBOR-BBA	2.23%	576,403

	16,987,000		—	3/20/13	3 month USD-LIBOR-BBA	3.13%	526,753

Putnam VT Global Asset Allocation Fund 33

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$26,144,000		$—	3/25/10	3 month USD-LIBOR-BBA	2.325%	$460,886

	13,216,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	234,116

	4,245,000		—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	185,938

	7,101,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	164,679

	1,000,000		—	6/3/19	3 month USD-LIBOR-BBA	3.91%	16,576

	1,513,000	E	—	6/9/20	4.73%	3 month USD-LIBOR-BBA	(70,657)

	3,000,000		—	6/9/19	3 month USD-LIBOR-BBA	4.207%	123,823

	6,586,000		—	6/9/11	3 month USD-LIBOR-BBA	1.7675%	39,079

	15,410,000		—	6/10/11	3 month USD-LIBOR-BBA	1.81%	102,733

	2,288,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	94,346

	18,151,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	733,087

CAD	2,700,000		—	6/9/12	6 month CAD-BA-CDOR	1.95%	8,154

CAD	860,000		—	6/9/14	2.725%	6 month CAD-BA-CDOR	(5,876)

	$1,513,000	E	—	6/11/20	4.735%	3 month USD-LIBOR-BBA	(70,990)

CAD	4,310,000	F	—	6/9/10	0.57%	1 month CAD-BA-CDOR	(5,085)

EUR	1,360,000	E	—	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	9,815

	$5,681,000		—	6/16/19	4.09%	3 month USD-LIBOR-BBA	(173,805)

EUR	4,020,000		—	6/19/11	6 month EUR-EURIBOR-REUTERS	1.93%	11,441

	$1,558,000		—	6/19/19	3 month USD-LIBOR-BBA	3.8725%	18,443

AUD	970,000	F	—	6/26/19	6 month AUD-BBR-BBSW	6.05%	6,724

CAD	970,000		—	6/25/19	3.626%	6 month CAD-BA-CDOR	(7,546)

	$4,900,000		—	9/22/38	3 month USD-LIBOR-BBA	4.48%	327,925

	3,670,000		—	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(390,889)

	11,500,000		—	11/10/18	4.12%	3 month USD-LIBOR-BBA	(431,452)

PLN	1,930,000		—	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(9,729)

	$1,240,000		—	1/27/24	3.1%	3 month USD-LIBOR-BBA	113,808

AUD	2,480,000	E	—	1/27/12	3 month AUD-BBR-BBSW	4.21%	(27,543)

	$620,000		—	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(43,948)

	11,816,000		—	3/3/11	3 month USD-LIBOR-BBA	1.68283%	131,280

EUR	3,090,000		—	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	(1,468)

	$1,907,000		—	3/6/39	3.48%	3 month USD-LIBOR-BBA	203,678

	6,186,000		215,891	5/19/19	4.735%	3 month USD-LIBOR-BBA	(328,712)

CAD	1,320,000		—	3/16/11	0.98%	3 month CAD-BA-CDOR	(1,702)

CAD	290,000		—	3/16/19	3 month CAD-BA-CDOR	2.7%	(15,193)

CAD	1,360,000		—	3/17/13	1.56%	3 month CAD-BA-CDOR	23,647

	$1,380,000		—	3/19/13	3 month USD-LIBOR-BBA	2.28%	(2,364)

	440,000		—	3/19/24	3.37%	3 month USD-LIBOR-BBA	28,118

CAD	430,000		—	3/17/24	3 month CAD-BA-CDOR	3.46%	(28,211)

	$19,000,000		—	3/24/11	3 month USD-LIBOR-BBA	1.4625%	109,858

	200,000		—	4/1/24	3 month USD-LIBOR-BBA	3.17%	(18,277)

	14,880,000		—	4/3/11	3 month USD-LIBOR-BBA	1.365%	5,017

	4,620,000		—	4/3/13	1.963%	3 month USD-LIBOR-BBA	84,459

	12,040,000		—	4/3/14	3 month USD-LIBOR-BBA	2.203%	(342,711)

	9,570,000		—	4/3/14	2.203%	3 month USD-LIBOR-BBA	272,404

	1,440,000		—	4/3/10	3 month USD-LIBOR-BBA	1.168%	4,285

EUR	2,150,000	E	—	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	(5,916)

	$930,000	E	—	4/17/39	3.7%	3 month USD-LIBOR-BBA	71,601

GBP	1,410,000		—	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(42,751)

AUD	2,816,000	E	—	4/22/11	3 month AUD-BBR-BBSW	4.05%	(10,258)

AUD	2,816,000	F	—	4/22/10	3%	3 month AUD-BBR-BBSW	9,292

	$1,860,000	E	—	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(119,524)

EUR	4,212,500	E	—	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	45,659

34 Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

UBS, AG
	$126,340,000	$—	10/29/10	2.75%	3 month USD-LIBOR-BBA	$(3,099,379)

	21,162,000	—	10/29/20	3 month USD-LIBOR-BBA	4.18142%	771,932

	13,449,000	447,067	11/10/28	4.45%	3 month USD-LIBOR-BBA	(263,791)

	15,677,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	219,505

Total						$(6,816,214)

E See Note 1 to the financial statements regarding extended effective dates.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap	Notional	Termination	received (paid) by	received by	appreciation/
counterparty	amount	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	1,824,000	3/27/14	1.785%	Eurostat Eurozone HICP
				excluding tobacco	$(7,683)

Goldman Sachs International
EUR	3,040,000	4/30/13	2.375%	French Consumer	127,874
				Price Index excluding tobacco

EUR	3,040,000	4/30/13	(2.41%)	Eurostat Eurozone	(144,861)
				HICP excluding tobacco

EUR	3,040,000	5/6/13	2.34%	French Consumer	121,899
				Price Index excluding tobacco

EUR	3,040,000	5/6/13	(2.385%)	Eurostat Eurozone	(140,807)
				HICP excluding tobacco

	$142,822	8/28/09	(3 month USD-	iShares MSCI	(111,002)
			LIBOR-BBA minus	Emerging Markets
			85 bp)	Index

EUR	1,824,000	4/14/14	1.835%	Eurostat Eurozone	(17,849)
				HICP excluding tobacco

	$2,990,000	5/18/10	(0.25%)	USA Non Revised	22,874
				Consumer Price Index —
				Urban (CPI-U)

JPMorgan Chase Bank, N.A.
	147,141	8/19/09	(3 month USD-	iShares MSCI	312,333
			LIBOR-BBA minus	Emerging Markets
			125 bp)	Index

Total					$162,778

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Clear Channel Communications, 5 3/4%, 1/15/13	Ca	$—	$105,000	9/20/09	635 bp	$(11,770)

DJ ABX CMBX BBB Index	—	208	302,000	10/12/52	(134 bp)	255,855

Financial Security Assurance Holdings, Ltd,
6.4%, 12/15/66	Baa1	—	20,000	12/20/12	95 bp	(5,557)

Marsh & Mclennan Co. Inc., 5 3/8%, 7/15/14	—	—	95,000	3/20/12	(95 bp)	(1,250)

Nalco Co., 7.75%, 11/15/11	Ba2	—	10,000	9/20/12	350 bp	(399)

Citibank, N.A.
Advanced Micro Devices, Inc., 7 3/4%, 11/1/12	Caa1	15,000	250,000	9/20/09	500 bp	10,345

DJ ABX HE PEN AAA Series 6 Version 1 Index	AA	35,814	175,158	5/25/46	11 bp	(34,684)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	20,174	114,269	5/25/46	11 bp	(25,817)

FirstEnergy Corp., 7 3/8%, 11/15/31	—	—	430,000	12/20/11	(85 bp)	8,100

Lighthouse International Co., SA, 8%, 4/30/14	B3	—	EUR 190,000	3/20/13	815 bp	(80,825)

Marsh & Mclennan Co. Inc., 5 3/8%, 7/15/14	—	—	$60,000	9/20/14	(105 bp)	(1,535)

Yum! Brands, Inc., 8 7/8%, 4/15/11	—	—	50,000	3/20/13	(65 bp)	169

Putnam VT Global Asset Allocation Fund 35

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Credit Suisse International
DJ ABX HE AAA Series 7 Version 2 Index	BB+	$24,420	$44,000		1/25/38	76 bp	$(8,140)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	147,776	336,136		5/25/46	11 bp	12,488

DJ CMB NA CMBX AJ Index	—	(120,890)	376,000	F	2/17/51	(96 bp)	137,475

DJ CMBX NA AAA Series 4 Version 1 Index	AAA	644,216	1,559,500	F	2/17/51	35 bp	226,829

KB Home, 5 3/4%, 2/1/14	—	—	235,000		9/20/11	(425 bp)	(6,454)

Liberty Mutual Insurance, 7 7/8%, 10/15/26	—	—	70,000		12/20/13	(210 bp)	(919)

Deutsche Bank AG
Advanced Micro Devices, Inc., 7 3/4%, 11/1/12	Caa1	3,575	55,000		9/20/09	500 bp	846

DJ CDX NA IG Series 12 Version 1 Index	—	(335,844)	8,704,000		6/20/14	(100 bp)	(212,508)

DJ iTraxx Europe Series 8 Version 1	—	(21,621)	EUR 225,400		12/20/12	(375 bp)	27,144

DJ iTraxx Europe Series 9 Version 1	—	43,514	EUR 637,000		6/20/13	(650 bp)	105,929

Korea Monetary STAB Bond, 5.15%, 2/12/10	A2	—	$620,000		2/19/10	115 bp	197

Nalco Co., 7.75%, 11/15/11	Ba2	—	10,000		12/20/12	363 bp	(409)

Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—	135,000		12/20/13	112 bp	(1,661)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR 90,000		9/20/13	715 bp	(9,057)

Universal Corp., 5.2%, 10/15/13	—	—	$115,000		3/20/15	(95 bp)	(636)

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B2	—	EUR 125,000		9/20/13	477 bp	(7,576)

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B2	—	EUR 125,000		9/20/13	535 bp	(2,633)

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—	$65,000		9/20/13	495 bp	1,372

CVS Caremark Corp., 4 7/8%, 9/15/14	—	—	85,000		9/20/13	(59 bp)	(81)

CVS Caremark Corp., 4 7/8%, 9/15/14	—	—	105,000		9/20/11	(50 bp)	(33)

DJ ABX HE AAA Index	BB+	23,032	98,000		1/25/38	76 bp	(49,968)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	34,961	84,242		5/25/46	11 bp	1,054

DJ CDX NA CMBX AAA Index	AAA	4,023	110,000		3/15/49	7 bp	(16,601)

DJ CDX NA IG Series 12 Version 1 Index	—	(446,764)	10,166,000		6/20/14	(100 bp)	(302,711)

Lighthouse International Co, SA, 8%, 4/30/14	B3	—	EUR 110,000		3/20/13	680 bp	(51,712)

Macy’s Retail Holdings, Inc., 7.45%, 7/15/17	—	—	$665,000		6/20/11	(254.9 bp)	17,752

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR 80,000		9/20/13	720 bp	(6,173)

Southern California Edison Co., 7 5/8%, 1/15/10	A3	—	$90,000		12/20/13	118.1 bp	(2,346)

JPMorgan Chase Bank, N.A.
Computer Science Corp., 5%, 2/15/13	—	—	435,000		3/20/18	(82 bp)	(9,224)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	39,409	187,669		5/25/46	11 bp	(36,124)

DJ CMBX NA AAA Series 4 Version 1 Index	—	(732,184)	1,875,000		2/17/51	(35 bp)	(230,622)

DJ iTraxx Europe Crossover Series 8 Version 1	—	(41,117)	EUR 307,720		12/20/12	(375 bp)	25,449

GATX Corp., 8.875%, 6/1/09	—	—	$25,000		3/20/16	(100 bp)	1,626

Glencore Funding LLC, 6%, 4/15/14	—	—	480,000		6/20/14	(148 bp)	77,654

Sanmina-Sci Corp., 8 1/8%, 3/1/16	B3	—	60,000		6/20/13	595 bp	(16,425)

TDC AS, 6 1/2%, 4/19/12	—	—	EUR 135,000		9/20/13	(200 bp)	(5,026)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—	$145,000		12/20/13	113 bp	(1,724)

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	25,000		9/20/12	(128 bp)	(38)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12 Version 1 Index	—	(46,316)	1,140,000		6/20/14	(100 bp)	(30,162)

DJ CMB NA CMBX AAA Index	—	(66,856)	741,500		2/17/51	(35 bp)	131,590

Nalco Co., 7.75%, 11/15/11	Ba2	—	10,000		9/20/12	330 bp	(457)

Nalco Co., 7.75%, 11/15/11	Ba2	—	15,000		3/20/13	460 bp	(212)

Universal Corp., 5.2%, 10/15/13	—	—	345,000		3/20/13	(89 bp)	(1,488)

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	—	—	30,000		9/20/13	(760 bp)	(1,141)

Total							$(132,224)

36 Putnam VT Global Asset Allocation Fund

* Payments related to the reference debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2009. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$6,279,894	$125,760

Common stocks:

Basic materials	3,972,203	2,757,754	—

Capital goods	5,393,229	1,917,062	—

Communication
services	3,945,109	1,628,326	—

Conglomerates	1,168,013	619,353	—

Consumer cyclicals	5,262,340	3,233,175	2

Consumer staples	7,746,618	3,090,494	—

Energy	8,655,054	2,640,772	—

Financial	9,173,600	5,511,487	9,922

Health care	9,765,252	2,353,512	—

Technology	13,470,195	1,513,239	—

Transportation	1,033,451	778,019	—

Utilities and power	2,615,231	2,104,195	—

Total common stocks	72,200,295	28,147,388	9,924

Convertible bonds
and notes	—	76,938	—

Convertible
preferred stocks	—	175	—

Corporate bonds
and notes	—	32,738,056	—

Foreign government
bonds and notes	—	425,159	—

Investment Companies	2,100,375	55,359	—

Mortgage-backed
securities	—	25,655,927	—

Municipal bonds
and notes	—	97,231	—

Preferred stocks	—	18,493	—

Purchased options
outstanding	—	2,247,661	—

Senior loans	—	1,272,880	—

U.S. Government and
Agency Mortgage
Obligations	—	40,587,851	—

U.S. Treasury Obligations	—	430,761	—

Warrants	—	65,546	—

Short-term investments	30,006,543	15,961,978	—

Totals by level	$104,307,213	$154,061,297	$135,684

	Level 1	Level 2	Level 3

Other financial
instruments:	$(214,148)	$(15,404,653)	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Putnam VT Global Asset Allocation Fund 37

The following is a reconciliation of Level 3 assets as of June 30, 2009:

				Change in net
	Balance as of	Accrued		unrealized		Net transfers in
	December 31,	discounts/	Realized	appreciation	Net	and/or out of	Balance as of
Investments in securities:	2008	premiums	gain/(loss)	(depreciation)	purchases/sales	Level 3	June 30, 2009

Asset-backed securities	$235,214	$—	$84	$(60,929)	$(3,750)	$(44,859)	$125,760

Common stocks:

Consumer cyclicals	2	—	—	(12,922)	12,922	—	2

Energy	7,838	—	834	(1,700)	(6,972)	—	—

Financial	38,668	—	(6,906)	45,825	(77,587)	9,922	9,922

Total Common stocks	$46,508	—	(6,072)	31,203	(71,637)	9,922	$9,924

Convertible bonds and notes	$2,727	—	—	—	—	(2,727)	—

Mortgage-backed securities	$145,068	—	—	—	—	(145,068)	—

Senior loans	$172,050	3,611	(284,244)	192,283	(83,700)	—	—

Warrants	—	—	—	—	—	—	—

Total investments in securities	$601,567	$3,611	$(290,232)	$162,557	$(159,087)	$(182,732)	$135,684

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/09 (Unaudited)

Assets

Investment in securities, at value, including $1,595,961 of
securities on loan (Note 1):

Unaffiliated issuers (identified cost $248,765,157)	$229,347,651

Affiliated issuers (identified cost $29,156,543) (Note 6)	29,156,543

Cash	2,234,520

Dividends, interest and other receivables	1,192,388

Foreign Tax reclaim	120,270

Receivable for shares of the fund sold	150

Receivable for investments sold	10,570,047

Receivable for sales of delayed delivery securities (Note 1)	29,434,752

Receivable for investor servicing fees (Note 2)	5,510

Unrealized appreciation on swap contracts (Note 1)	20,687,352

Receivable for variation margin (Note 1)	75,468

Unrealized appreciation on forward currency contracts (Note 1)	865,736

Premium paid on swap contracts (Note 1)	1,847,363

Total assets	325,537,750

Liabilities

Payable to custodian (Note 2)	137,853

Payable for investments purchased	16,044,153

Payable for purchases of delayed delivery securities (Note 1)	63,950,569

Payable for shares of the fund repurchased	166,855

Payable for compensation of Manager (Note 2)	272,647

Payable for custodian fees (Note 2)	104,745

Payable for Trustee compensation and expenses (Note 2)	101,217

Payable for administrative services (Note 2)	1,438

Payable for distribution fees (Note 2)	12,822

Unrealized depreciation on forward currency contracts (Note 1)	571,739

Payable for receivable purchase agreement (Note 2)	114,216

Written options outstanding, at value (premiums received
$2,235,163) (Notes 1 and 3)	2,927,990

Premium received on swap contracts (Note 1)	1,823,813

Unrealized depreciation on swap contracts (Note 1)	27,473,012

TBA sales commitments, at value (proceeds receivable
$5,853,672) (Note 1)	5,985,000

Collateral on securities loaned, at value (Note 1)	1,664,599

Collateral on certain derivative contracts, at value (Note 1)	2,168,231

Interest payable	154,130

Other accrued expenses	115,709

Total liabilities	123,790,738

Net assets	$201,747,012

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$274,095,282

Undistributed net investment income (Note 1)	3,567,142

Accumulated net realized loss on investments and foreign
currency transactions (Note 1)	(49,138,067)

Net unrealized depreciation of investments and assets and
liabilities in foreign currencies	(26,777,345)

Total — Representing net assets applicable
to capital shares outstanding	$201,747,012

Computation of net asset value Class IA

Net Assets	$139,252,832

Number of shares outstanding	12,308,184

Net asset value, offering price and redemption price
per share (net assets divided by number of shares outstanding)	$11.31

Computation of net asset value Class IB

Net Assets	$62,494,180

Number of shares outstanding	5,486,883

Net asset value, offering price and redemption price
per share (net assets divided by number of shares outstanding)	$11.39

Statement of operations
Six months ended 6/30/09 (Unaudited)

Investment income

Interest (net of foreign tax of $4,718 ) (including interest
income of $19,256 from investments in affiliated issuers) (Note 6)	$3,354,065

Dividends (net of foreign tax of $73,654)	1,396,917

Securities lending	16,141

Total investment income	4,767,123

Expenses

Compensation of Manager (Note 2)	659,995

Investor servicing fees (Note 2)	28,021

Custodian fees (Note 2)	107,234

Trustee compensation and expenses (Note 2)	17,215

Administrative services (Note 2)	12,856

Distribution fees — Class IB (Note 2)	71,432

Interest expense	154,130

Auditing	80,064

Other	44,972

Fees waived and reimbursed by Manager (Note 2)	(205,747)

Total expenses	970,172

Expense reduction (Note 2)	(21,548)

Net expenses	948,624

Net investment income	3,818,499

Net realized loss on investments (Notes 1 and 3)	(18,039,794)

Net realized gain on swap contracts (Note 1)	346,493

Net realized loss on futures contracts (Note 1)	(1,126,546)

Net realized loss on foreign currency transactions (Note 1)	(1,219,131)

Net realized gain on written options (Notes 1 and 3)	448,729

Net unrealized appreciation of assets and liabilities in
foreign currencies during the period	951,094

Net unrealized appreciation of investments, futures
contracts, swap contracts, written options, and TBA sale
commitments during the period	36,535,156

Net gain on investments	17,896,001

Net increase in net assets resulting from operations	$21,714,500

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Statement of changes in net assets

	Putnam VT
	Global Asset Allocation Fund

	Six months ended	Year ended
	6/30/09*	12/31/08

Increase (decrease) in net assets

Operations:

Net investment income	$3,818,499	$9,455,841

Net realized loss on investments and
foreign currency transactions	(19,590,249)	(12,185,258)

Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies	37,486,250	(105,561,195)

Net increase (decrease) in net assets
resulting from operations	21,714,500	(108,290,612)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(9,033,218)	(8,912,558)

Class IB	(3,733,648)	(3,115,088)

Decrease from capital share transactions
(Note 4)	(6,454,760)	(40,874,562)

Total increase (decrease) in net assets	2,492,874	(161,192,820)

Net assets:

Beginning of period	199,254,138	360,446,958

End of period (including undistributed
net investment income of $3,567,142 and
$12,515,509, respectively)	$201,747,012	$199,254,138

* Unaudited

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)a,b	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)c,d	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)b,c,e	Ratio of expenses to average net assets excluding interest expense (%)b,c,e	Ratio of net investment income (loss) to average net assets (%)b	Portfolio turnover (%)

Putnam VT Global Asset Allocation Fund (Class IA)

6/30/09†	$10.87	.22	.98	1.20	(.76)	(.76)	$11.31	12.24*	$139,253	.47*h	.39*	2.05*	102.89* f

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087.78		.78	3.31	155.03 f

12/31/07	16.50	.42	.10	.52	(.12)	(.12)	16.90	3.16	264,820.77		.77	2.49	106.99 f

12/31/06	15.03	.33	1.59	1.92	(.45)	(.45)	16.50	13.04	311,512.82		.82	2.15	76.62 f

12/31/05	14.22	.30 g	.71	1.01	(.20)	(.20)	15.03	7.20	330,872.90		.90	2.06 g	144.67 f

12/31/04	13.43	.24	.98	1.22	(.43)	(.43)	14.22	9.26	371,882.93		.93	1.76	156.86

Putnam VT Global Asset Allocation Fund (Class IB)

6/30/09†	$10.90	.20	1.01	1.21	(.72)	(.72)	$11.39	12.24*	$62,494	.60*h	.52*	1.92*	102.89* f

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03	1.03	3.05	155.03 f

12/31/07	16.54	.38	.11	.49	(.09)	(.09)	16.94	2.94	95,626	1.02	1.03	2.23	106.99 f

12/31/06	15.06	.29	1.61	1.90	(.42)	(.42)	16.54	12.86	88,626	1.07	1.07	1.87	76.62 f

12/31/05	14.25	.26 g	.72	.98	(.17)	(.17)	15.06	6.97	66,485	1.15	1.15	1.80 g	144.67 f

12/31/04	13.45	.20	1.00	1.20	(.40)	(.40)	14.25	9.11	47,886	1.18	1.18	1.51	156.86

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to June 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

6/30/09	0.11%

12/31/08	0.15

12/31/07	0.08

12/31/06	0.10

12/31/05	0.01

12/31/04	0.01

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

f Portfolio turnover excludes dollar roll transactions.

g Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.02% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

h Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.08% of average net assets as of June 30, 2009 (Note 2).

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 41

Notes to financial statements 6/30/09 (Unaudited)

Note 1: Significant accounting policies

Putnam VT Global Asset Allocation Fund (the “fund”), is a diversified series of Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks a high level of long-term total return consistent with preservation of capital by maintaining a managed asset allocation portfolio spread across domestic and international stock, bond and cash investments. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Subsequent events after the balance sheet date through the date that the financial statements were issued, August 7, 2009, have been evaluated in the preparation of the financial statements.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At June 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments

42 Putnam VT Global Asset Allocation Fund

from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securitiest ransactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

H) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

I) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

J) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

K) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate

Putnam VT Global Asset Allocation Fund 43

its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

L) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At June 30, 2009, the fund had net unrealized losses of $9,476,708 on derivative contracts subject to the Master Agreements.

M) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

N) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

O) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

P) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2009, the value of securities loaned amounted to $1,595,961. The fund received cash collateral of $1,664,599 which is pooled with collateral of other Putnam funds into 24 issues of short-term investments.

Q) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008, the fund had a capital loss carryover of $25,312,669 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration dates

$2,641,315	12/31/10

6,208,497	12/31/11

16,462,857	12/31/16

The aggregate identified cost on a tax basis is $281,668,430, resulting in gross unrealized appreciation and depreciation of $12,611,476 and $35,775,712, respectively, or net unrealized depreciation of $23,164,236.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

S) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of

44 Putnam VT Global Asset Allocation Fund

each fund or the nature of the services performed and relative applicability to each fund.

T) Beneficial interest At June 30, 2009, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 82.8% of the fund is owned by accounts of one group of insurance companies.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the period ended June 30, 2009, Putnam Management waived $205,747 of its management fee from the fund.

Putnam Management has contractually agreed, from August 1, 2009 through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.70% based on the fund’s average net assets. Putnam Management has also contractually agreed from August 1, 2009 through July 31, 2010, to limit the fund’s expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the fund’s average net assets.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into an Agreement with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $443,188 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF and is included in the Statement of assets and liabilities in Payable for investments purchased. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable, which is included in the Statement of operations in Interest expense. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the six months ended June 30, 2009, are included in Investor servicing fees in the Statement of operations.

Under the custodian contract between the fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At June 30, 2009, the payable to the custodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The fund has entered into expense offset arrangements with Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the six months ended June 30, 2009, the fund’s expenses were reduced by $828 under the expense offset arrangements and by $20,720 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $352, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3: Purchases and sales of securities

During the six months ended June 30, 2009, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $171,892,817 and $192,815,794, respectively. There were no purchases or sales of U.S. government securities.

Putnam VT Global Asset Allocation Fund 45

Written option transactions during the period ended June 30, 2009 are summarized as follows:

	Contract	Premiums
	amounts	received

Written options outstanding at beginning of period	USD 53,806,000	$2,406,330

	EUR —	$—

Options opened	USD 9,065,229	766,779

	EUR 6,918	10,355

Options exercised	USD (6,210,523)	(232,062)

	EUR —	—

	Contract	Premiums
	amounts	received

Options expired	USD (6,186,663)	(305,147)

	EUR (425)	(1,331)

Options closed	USD (4,829,049)	(407,472)

	EUR (463)	(2,289)

Written options outstanding at end of period	USD 45,644,994	$2,228,428

	EUR 6,030	$6,735

Note 4: Capital shares

At June 30, 2009, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/09		Year ended 12/31/08		Six months ended 6/30/09		Year ended 12/31/08

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Putnam VT Global Asset Allocation Fund

Shares sold	98,631	$1,002,581	178,572	$2,646,125	365,143	$3,913,151	915,053	$13,503,848

Shares issued in connection with
reinvestment of distributions	937,056	9,033,218	584,047	8,912,558	384,516	3,733,648	203,202	3,115,088

Subtotal	1,035,687	10,035,799	762,619	11,558,683	749,659	7,646,799	1,118,255	16,618,936

Shares repurchased	(1,709,596)	(17,854,290)	(3,452,598)	(48,547,758)	(597,582)	(6,283,068)	(1,429,897)	(20,504,423)

Net increase (decrease)	(673,909)	$(7,818,491)	(2,689,979)	$(36,989,075)	152,077	$1,363,731	(311,642)	$(3,885,487)

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of June 30, 2009:

	Asset derivatives		Liability derivatives

Derivatives not accounted for as hedging instruments under	Statement of assets and		Statement of assets and
Statement 133	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$1,041,874	Payables	$1,174,098

Foreign exchange contracts	Receivables	865,737	Payables	571,739

	Investments, Receivables,		Payables, Net
	Net assets — Unrealized ap-		assets — Unrealized
Equity contracts	preciation / (depreciation)	863,172*	appreciation/(depreciation)	895,488*

	Investments, Receivables,		Payables, Net assets —
	Net assets — Unrealized ap-		Unrealized appreciation/
Interest rate contracts	preciation / (depreciation)	22,155,017*	(depreciation)	29,670,615*

Total		$24,925,800		$32,311,940

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and unrealized gains or losses of derivative instruments on the Statement of operations for the six months ended June 30, 2009 (see Note 1):

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

			Forward currency
Derivatives not accounted for as hedging instruments under Statement 133	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(3,425,503)	$(3,425,503)

Foreign exchange contracts	—	—	(1,172,537)	—	(1,172,537)

Equity contracts	188,799	363,635	—	2,754,919	3,307,353

Interest rate contracts	(156,285)	(1,490,181)	—	1,017,077	(629,389)

Total	$32,514	$(1,126,546)	$(1,172,537)	$ 346,493	$(1,920,076)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

			Forward currency
Derivatives not accounted for as hedging instruments under Statement 133	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$966,114	$966,114

Foreign exchange contracts	—	—	952,818	—	952,818

Equity contracts	(17,323)	(106,655)	—	(590,449)	(714,427)

Interest rate contracts	(1,460,249)	(277,276)	—	7,022,124	5,284,599

Total	$(1,477,572)	$(383,931)	$952,818	$7,397,789	$6,489,104

46 Putnam VT Global Asset Allocation Fund

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $19,256 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $97,013,034 and $67,856,491, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 10: Other

At their July 2009 meeting, the Board of Trustees approved a new management contract for the fund, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund.

Putnam VT Global Asset Allocation Fund 47

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually for each fund whether to approve the continuance of the management contract with Putnam Investment Management (“Putnam Management”), and with respect to certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL and another affiliate, Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2009, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 12, 2009 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract — and with respect to certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts — effective July 1, 2009. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That such fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers pending other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Consideration of strategic pricing proposal

The Trustees considered that the Contract Committee had been engaged in a detailed review of Putnam Management’s strategic pricing proposal that was first presented to the Committee at its May 2009 meeting. The proposal included proposed changes to the basic structure of the management fees in place for all open-end funds (except the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund), including implementation of a breakpoint structure based on the aggregate net assets of all such funds in lieu of the individual breakpoint structures in place for each fund, as well as implementation of performance fees for certain funds. In addition, the proposal recommended substituting separate expense limitations on investor servicing fees and on other expenses as a group in lieu of the total expense limitations in place for many funds.

While the Contract Committee noted the likelihood that the Trustees and Putnam Management would reach agreement on the strategic pricing matters in later months, the terms of the management contracts required that the Trustees approve the continuance of the contracts in order to prevent their expiration at June 30, 2009. The Contract Committee’s recommendations in June reflect its conclusion that the terms of the contractual arrangements for each fund continued to be appropriate for the upcoming term, absent any possible agreement with respect to the matters addressed in Putnam Management’s proposal.

The Trustees were mindful of the significant changes that had occurred at Putnam Management in the past two years, including a change of ownership, the installation of a new senior management team at Putnam Management, the substantial decline in assets under management resulting from extraordinary market forces as well as continued net redemptions in many funds, the introduction of new fund products representing novel investment strategies and the introduction of performance fees for certain new funds. The Trustees were also mindful that many other leading firms in the industry had also been experiencing significant challenges due to the changing financial and competitive environment. For these reasons, even though the Trustees believed that the current contractual arrangements in place between the funds and Putnam Management and its affiliates have served shareholders well and continued to be appropriate for the near term, the Trustees believed that it was an appropriate time to reconsider the current structure of the funds’ contractual arrangements with Putnam Management with a view to possible changes that might better serve the interests of shareholders in this new environment. The Trustees concluded their review of Putnam Management’s strategic pricing proposal in July 2009, and their considerations regarding the proposal are discussed below under the heading “Subsequent approval of strategic pricing proposal.” With the exception of the discussion under this heading, the following discussion generally addresses only the Trustees’ reasons for recommending the continuance of the current contractual arrangements as, at the time the Trustees determined to make this recommendation, the Trustees had not yet reached any conclusions with respect to the strategic pricing proposal.

48 Putnam VT Global Asset Allocation Fund

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. The general fee structure has been carefully developed over the years and re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees noted that shareholders of all funds voted by overwhelming majorities in 2007 to approve new management contracts containing identical fee schedules.

In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust at that time but, as indicated above, based on their detailed review of the current fee structure, were prepared to consider possible changes to these arrangements that might better serve the interests of shareholders in the future. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2008 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Total
	Actual	expenses
	management fee	(percentile
	(percentile rank)	rank)

Putnam VT Global Asset Allocation Fund	48th	48th

The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses,had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. The Trustees expressed their intention to monitor the funds’ percentile rankings in management fees and in total expenses to ensure that fees and expenses of the funds continue to meet evolving competitive standards.

The Trustees noted that the expense ratio increases described above were being controlled by expense limitations initially implemented in January 2004. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception and, while the Contract Committee was reviewing proposed alternative expense limitation arrangements as noted above, the Trustees received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2010, or such earlier time as the Trustees and Putnam Management reach agreement on alternative arrangements.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2009, or until such earlier time as the Trustees and Putnam Management reach agreement on alternative expense limitation arrangements, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation was not applied to your fund because it had a below-average expense ratio relative to its custom peer group.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size -as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at that time but, as noted above, were in the process of reviewing a proposal to eliminate individual fund breakpoints for all of the open-end funds (except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund) in favor of a breakpoint structure based on the aggregate net assets of all such funds.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process —as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract andretain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance

Putnam VT Global Asset Allocation Fund 49

of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the disappointing investment performance of many of the funds for periods ended March 31, 2009. They discussed with senior management of Putnam Management the factors contributing to such underperformance and the actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers including increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees also recognized the substantial improvement in performance of many funds since the implementation of those changes. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that the fund’s class IA share cumulative total return performance at net asset value was in particular percentiles of its Lipper Inc. peer group for the one-year, three-year and five-year periods ended March 31, 2009. This information is shown in the following table. (Results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Past performance is not a guarantee of future returns.

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	rank	rank	rank
	(# of funds	(# of funds	(# of funds
IA Share as of 3/31/09	in category)	in category)	in category)

Putnam VT Global Asset Allocation Fund	53rd (214)	67th (150)	69th (94)

Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Growth Funds

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy commencing in 2009, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continue to be allocated to the payment of fund expenses, although the amount allocated for this purpose has declined in recent years. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Investor Services, Inc., each of which provides benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

Subsequent approval of strategic pricing proposal

As mentioned above, at a series of meetings beginning in May 2009 and ending on July 10, 2009, the Contract Committee and the Trustees engaged in a detailed review of Putnam Management’s strategic pricing proposal. Following this review, the Trustees of each fund, including all of the Independent Trustees, voted unanimously on July 10, 2009 to approve proposed management contracts reflecting the proposal, as modified based on discussions between the Independent Trustees and Putnam Management, for each fund. In considering the proposed contracts, the Independent Trustees focused largely

50 Putnam VT Global Asset Allocation Fund

on the specific proposed changes described below relating to management fees. They also took into account the factors that they considered in connection with their most recent annual approval on June 12, 2009 of the continuance of the funds’ current management contracts and the extensive materials that they had reviewed in connection with that approval process, as described above.

The proposed management contracts are subject to shareholder approval. The Trustees have called a shareholder meeting for each of the funds for November 19, 2009 and have recommended unanimously that shareholders approve the proposed contracts.

• Considerations relating to Fund Family fee rate calculations. The Independent Trustees considered that the proposed management contracts would change the manner in which fund shareholders share in potential economies of scale associated with the management of the funds. Under the current management contracts, shareholders of a fund benefit from increased fund size through reductions in the effective management fee paid to Putnam Management once the fund’s net assets exceed the first breakpoint in the fund’s fee schedule ($500 million for most funds). Conversely, in the case of funds with net assets above the level of the first breakpoint, the effective management fee increases as the fund’s average net assets decline below a breakpoint. These breakpoints are measured solely by the net assets of each individual fund and are not affected by possible growth (or decline) of net assets of other funds in the Fund Family. (“Fund Family” for purposes of this discussion refers to all open-end mutual funds sponsored by Putnam Management, except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund.) Under the proposed management contracts, potential economies of scale would be shared ratably among shareholders of all funds, regardless of their size. The management fees paid by a fund (and indirectly by shareholders) would no longer be affected by the growth (or decline) of assets of the particular fund, but rather would be affected solely by the growth (or decline) of the aggregate net assets of all funds in the Fund Family, regardless of whether the net assets of the particular fund are growing or declining.

The table below shows the proposed effective management fee rate for your fund, based on June 30, 2009 net assets of the Fund Family ($52.3 billion). This table also shows the effective management fee rate payable by your fund under its current management contract, based on the net assets of the fund as of June 30, 2009. Finally, this table shows the difference in the effective management fees, based on net assets as of June 30, 2009, between the proposed management contract and the current contract.

	Proposed	Current
	Effective	Effective
	Contractual	Contractual
Name of Fund	Rate	Rate	Difference

Putnam VT Global Asset Allocation Fund	0.612%	0.700%	(0.088%)

As shown in the foregoing table, based on June 30, 2009 net asset levels, the proposed management contract would provide for payment of a management fee rate that is lower for your fund than the management fee rate payable under the current management contract. For a small number of funds (although not your fund), the management fee rate would be slightly higher under the proposed contract at these asset levels, but by only immaterial amounts. In the aggregate, the financial impact on Putnam Management of implementing this proposed change for all funds at June 30, 2009 net asset levels is a reduction in annual management fee revenue of approximately $24.0 million. (Putnam Management has already incurred a significant portion of this revenue reduction through the waiver of a portion of its current management fees for certain funds pending shareholder consideration of the proposed management contracts. Putnam is not obliged to continue such waivers beyond July 31, 2010 in the event that the proposed contracts are not approved by shareholders.) The Independent Trustees carefully considered the implications of this proposed change under a variety of economic circumstances. They considered the fact that at current asset levels the management fees paid by the funds under the proposed contract would be lower for almost all funds, and would not be materially higher for any fund. They considered the possibility that under some circumstances, the current management contract could result in a lower fee for a particular fund than the proposed management contract. Such circumstances might occur, for example, if the aggregate net assets of the Fund Family remain largely unchanged and the net assets of an individual fund grew substantially, or if the net assets of an individual fund remain largely unchanged and the aggregate net assets of the Fund Family declined substantially.

The Independent Trustees noted that future changes in the net assets of individual funds are inherently unpredictable and that experience has shown that funds often grow in size and decline in size over time depending on market conditions and the changing popularity of particular investment styles and asset classes. They noted that, while the aggregate net assets of the Fund Family have changed substantially over time, basing a management fee on the aggregate level of assets of the Fund Family would likely reduce fluctuations in costs paid by individual funds and lead to greater stability and predictability of fund operating costs over time.

The Independent Trustees considered that the proposed management contract would likely be advantageous for newly organized funds that have yet to attract significant assets and for funds in specialty asset classes that are unlikely to grow to a significant size. In each case, such funds would participate in the benefits of scale made possible by the aggregate size of the Fund Family to an extent that would not be possible based solely on their individual size.

The Independent Trustees also considered that for funds that have achieved or are likely to achieve considerable scale on their own, the proposed management contract could result in sharing of economies which might lead to slightly higher costs under some circumstances, but they noted that any such increases are immaterial at current asset levels and that over time such funds are likely to realize offsetting benefits from their opportunity to participate, both through the exchange privilege and through the Fund Family breakpoint fee structure, in the improved growth prospects of a diversified Fund Family able to offer competitively priced products.

The Independent Trustees noted that the implementation of the proposed management contracts would result in a reduction in aggregate fee revenues for Putnam Management at current asset levels. They also noted that applying various projections of growth equally to the aggregate net assets of the Fund Family and to the net assets of individual funds also showed revenue reductions for Putnam Management. They recognized, however, the possibility that under some scenarios Putnam Management might realize greater future revenues, with respect to certain funds, under the proposed contracts than under the current contracts, but considered such circumstances to be both less likely and inherently unpredictable.

Putnam VT Global Asset Allocation Fund 51

The Independent Trustees considered the extent to which Putnam Management may realize economies of scale in connection with the management of the funds. In this regard, they considered the possibility that such economies of scale as may exist in the management of mutual funds may be associated more closely with the size of the aggregate assets of the mutual fund complex than with the size of any individual fund. In this regard the Independent Trustees considered the financial information provided to them by Putnam Management over a period of many years regarding the allocation of costs involved in calculating the profitability of its mutual fund business as a whole and the profitability of individual funds. The Independent Trustees noted that the methodologies for such cost allocations had been reviewed on a number of occasions in the past by independent financial consultants engaged by the Independent Trustees. The Independent Trustees noted that these methodologies support Putnam Management’s assertion that many of its operating costs and any associated economies of scale are related more to the aggregate net assets under management in various sectors of its business than to the size of individual funds. They noted that on a number of occasions in the past the Independent Trustees had separately considered the possibility of calculating management fees in whole or in part based on aggregate net assets of the Putnam funds.

The Independent Trustees considered the fact that the proposed contracts would result in a sharing among the affected funds of economies of scale that for the most part are now enjoyed by the larger funds, without materially increasing the current costs of any of the larger funds. They concluded that this sharing of economies among funds was appropriate in light of the diverse investment opportunities available to shareholders of all funds through the existence of the exchange privilege. They also considered that the proposed change in management fee structure would allow Putnam Management to introduce new investment products at more attractive pricing levels than may be currently be the case.

After considering all of the foregoing, the Independent Trustees concluded that the proposed calculation of management fees based on the aggregate net assets of the Fund Family represented a fair and reasonable means of sharing possible economies of scale among the shareholders of all funds.

• Considerations relating to addition of fee rate adjustments based on investment performance for certain funds. The Independent Trustees considered that Putnam’s proposal to add fee rate adjustments based on investment performance to the management contracts of certain funds reflected a desire by Putnam Management to align its fee revenues more closely with investment performance in the case of certain funds. They noted that Putnam Management already has a significant financial interest in achieving good performance results for the funds it manages. Putnam Management’s fees are based on the assets under its management (whether calculated on an individual fund or complex-wide basis). Good performance results in higher asset levels and therefore higher revenues to Putnam Management. Moreover, good performance also tends to attract additional investors to particular funds or the complex generally, also resulting in higher revenues. Nevertheless, the Independent Trustees concluded that adjusting management fees based on performance for certain selected funds could provide additional benefits to shareholders.

The Independent Trustees noted that Putnam Management proposed the addition of performance adjustments only for certain of the funds and considered whether similar adjustments might be appropriate for other funds. (Putnam Management did not propose the addition of performance adjustments for any of the funds in Putnam Variable Trust.) In this regard, they considered Putnam Management’s belief that the addition of performance adjustments would be most appropriate for shareholders of U.S. growth funds, international equity funds and Putnam Global Equity Fund. They also considered Putnam Management’s view that it would continue to monitor whether performance fees would be appropriate for other funds. Accordingly, the Independent Trustees concluded that it would be desirable to gain further experience with the operation of performance adjustments for certain funds and the market’s receptivity to such fee structures before giving further consideration to whether similar performance adjustments would be appropriate for other funds as well.

• Considerations relating to standardization of payment terms. The proposed management contracts for all funds provide that management fees will be computed and paid monthly within 15 days after the end of each month. The current contracts of the funds contain quarterly computation and payment terms in some cases. These differences largely reflect practices in place at earlier times when many of the funds were first organized. Under the proposed contract, certain funds would make payments to Putnam Management earlier than they do under their current contract. This would reduce a fund’s opportunity to earn income on accrued but unpaid management fees by a small amount, but would not have a material effect on a fund’s operating costs.

The Independent Trustees considered the fact that standardizing the payment terms for all funds would involve an acceleration in the timing of payments to Putnam Management for some funds and a corresponding loss of a potential opportunity for such funds to earn income on accrued but unpaid management fees. The Independent Trustees did not view this change as having a material impact on shareholders of any fund. In this regard, the Independent Trustees noted that the proposed contracts conform to the payment terms included in management contracts for all Putnam funds organized in recent years and that standardizing payment terms across all funds would reduce administrative burdens for both the funds and Putnam Management.

• Considerations relating to comparisons with management fees and total expenses of competitive funds. As part of their evaluation of the proposed management contracts, the Independent Trustees also reviewed the general approach taken by Putnam Management and the Independent Trustees in recent years in imposing appropriate limits on total fund expenses. As part of the annual contract review process in recent years, Putnam Management agreed to waive fees as needed to limit total fund expenses to a maximum level equal to the average total expenses of comparable competitive funds in the mutual fund industry. In connection with its proposal to implement new management contracts, Putnam Management also proposed, and the Independent Trustees approved, certain changes in this approach that shift the focus from controlling total expenses to imposing separate limits on certain categories of expenses, as required. As a general matter, Putnam Management and the Independent Trustees concluded that management fees for the Putnam funds are competitive with the fees charged by comparable funds in the industry. Nevertheless, the Independent Trustees considered specific management fee waivers proposed to be implemented as of August 1, 2009 by Putnam Management with respect to the current management fees of certain funds, as well as projected reductions in management fees for almost all funds that would result under

52 Putnam VT Global Asset Allocation Fund

the proposed contracts. Putnam Management and the Independent Trustees also agreed to impose separate expense limitations of 37.5 basis points on the general category of shareholder servicing expenses and 20 basis points on the general category of other ordinary operating expenses. These new expense limitations, as well as the fee waivers, were implemented for all funds effective as of August 1, 2009, replacing the expense limitation referred to above.

These changes resulted in lower total expenses for many funds, but in the case of some funds total expenses increased after application of the new waivers and expense limitations (as compared with the results obtained using the expense limitation method previously in place). In this regard, the Independent Trustees considered the likelihood that total expenses for most of these funds would have increased in any event in the normal course under the previous expense limitation arrangement, as the reported total expense levels of many competitive funds increased in response to the major decline in asset values that began in September 2008. These new waivers and expense limitations will continue in effect until at least July 31, 2010 and will be re-evaluated by the Independent Trustees as part of the annual contract review process prior to their scheduled expiration. However, the management fee waivers referred to above would largely become permanent reductions in fees as a result of the implementation of the proposed management contracts.

Under these new expense limitation arrangements effective August 1, 2009, the fixed income funds and asset allocation funds, including your fund, are subject to management fee waivers that reduce these funds’ management fees pending implementation of the proposed management contracts. In addition, your fund is subject to an expense limitation of 20 basis points on the general category of other ordinary operating expenses. (The expense limitation of 37.5 basis points on shareholder servicing fees does not affect the current shareholder servicing fees for the Putnam Variable Trust funds, which remain fixed at 3 basis points.)

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Putnam VT Global Asset Allocation Fund 53

This page intentionally left blank.

54 Putnam VT Global Asset Allocation Fund

This page intentionally left blank.

Putnam VT Global Asset Allocation Fund 55

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Myra R. Drucker
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens
Richard B. Worley
Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

This report has been prepared for the shareholders
of Putnam Variable Trust.	257907 8/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2009